UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Growth Company Fund

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2021

% of fund's net assets
NVIDIA Corp.	8.2
Apple, Inc.	6.7
Amazon.com, Inc.	6.3
Microsoft Corp.	4.1
Alphabet, Inc. Class A	4.1
lululemon athletica, Inc.	3.1
Salesforce.com, Inc.	2.5
Alphabet, Inc. Class C	2.4
Facebook, Inc. Class A	1.9
Wayfair LLC Class A	1.9
41.2

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Information Technology	35.9
Consumer Discretionary	22.2
Health Care	15.8
Communication Services	12.9
Industrials	6.0

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	97.9%
Convertible Securities	1.7%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 9.7%

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.8%
Entertainment - 3.3%
Activision Blizzard, Inc.	2,029,343	$197,354
Electronic Arts, Inc.	375,354	53,649
NetEase, Inc. ADR	420,963	49,644
Netflix, Inc. (a)	728,492	366,293
Roblox Corp. (a)(b)	1,053,663	98,802
Roku, Inc. Class A (a)	2,390,965	828,971
Sea Ltd. ADR (a)	1,497,460	379,217
The Walt Disney Co. (a)	284,137	50,761
Zynga, Inc. (a)	1,076,757	11,672
		2,036,363
Interactive Media & Services - 8.9%
Alphabet, Inc.:
Class A (a)	1,081,144	2,548,094
Class C (a)	615,745	1,484,906
Bumble, Inc.	206,142	9,837
Facebook, Inc. Class A (a)	3,586,829	1,179,098
IAC (a)	46,878	7,476
Kuaishou Technology Class B (c)	563,149	14,098
Match Group, Inc. (a)	58,631	8,407
Pinterest, Inc. Class A (a)	220,032	14,368
Snap, Inc. Class A (a)	1,888,601	117,320
Tencent Holdings Ltd.	501,616	40,005
Twitter, Inc. (a)	613,318	35,572
Vimeo, Inc. (a)	76,106	3,196
Zillow Group, Inc. Class C (a)(b)	551,537	64,706
		5,527,083
Media - 0.0%
Comcast Corp. Class A	175,851	10,083
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	2,713,096	383,767

TOTAL COMMUNICATION SERVICES		7,957,296

CONSUMER DISCRETIONARY - 21.8%
Automobiles - 1.9%
Arrival Group (d)	3,325,053	60,617
Lordstown Motors Corp. (d)	1,126,864	10,040
Neutron Holdings, Inc. (e)	1,546,251	21
Rad Power Bikes, Inc. (d)(e)	1,182,568	5,705
Tesla, Inc. (a)	1,705,911	1,066,570
XPeng, Inc. ADR (a)(b)	857,233	27,543
		1,170,496
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. Class A	25,100	3,524
Chipotle Mexican Grill, Inc. (a)	48,846	67,016
Hyatt Hotels Corp. Class A (a)(b)	116,700	9,112
Marriott International, Inc. Class A (a)	1,266,305	181,816
McDonald's Corp.	3,246	759
Penn National Gaming, Inc. (a)	2,213,905	181,474
Planet Fitness, Inc. (a)	57,989	4,568
Rush Street Interactive, Inc. (a)(b)	1,360,891	16,889
Rush Street Interactive, Inc. (d)	447,095	5,548
Shake Shack, Inc. Class A (a)(b)	77,450	7,279
Starbucks Corp.	1,930,830	219,883
The Booking Holdings, Inc. (a)	78,760	185,996
Vail Resorts, Inc. (a)	197,427	64,535
Yum China Holdings, Inc. (b)	565,290	38,236
		986,635
Household Durables - 0.9%
D.R. Horton, Inc.	1,222,874	116,528
KB Home	1,225,157	57,350
Lennar Corp. Class A	2,928,264	289,927
PulteGroup, Inc.	244,916	14,154
Toll Brothers, Inc.	1,293,156	84,365
Vizio Holding Corp. (a)(b)	478,078	10,441
		572,765
Internet & Direct Marketing Retail - 9.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	442,365	94,648
Amazon.com, Inc. (a)	1,220,716	3,934,453
Coupang, Inc. Class A (a)(b)	235,190	9,593
Deliveroo Holdings PLC (a)(c)	2,167,231	7,741
Etsy, Inc. (a)	164,530	27,103
Farfetch Ltd. Class A (a)	1,067,965	49,479
JD.com, Inc. sponsored ADR (a)	1,498,177	110,775
Ocado Group PLC (a)	1,216,841	32,656
Ozon Holdings PLC ADR (b)	224,937	11,937
Pinduoduo, Inc. ADR (a)	167,894	20,967
Revolve Group, Inc. (a)	1,363,159	75,574
The Honest Co., Inc.	422,774	6,004
The RealReal, Inc. (a)	1,263,828	22,079
THG PLC	1,617,517	13,995
thredUP, Inc. (a)(b)	653,152	15,408
Wayfair LLC Class A (a)(b)	3,812,126	1,168,569
Zomato Pvt Ltd. (d)(e)	31,811,600	25,534
		5,626,515
Leisure Products - 0.3%
Callaway Golf Co.	766,932	28,315
Peloton Interactive, Inc. Class A (a)	1,289,779	142,276
		170,591
Multiline Retail - 0.4%
Dollar General Corp.	196,449	39,871
Dollar Tree, Inc. (a)	290,933	28,366
Ollie's Bargain Outlet Holdings, Inc. (a)	1,867,514	161,428
Target Corp.	42,890	9,733
		239,398
Specialty Retail - 2.8%
Auto1 Group SE (c)	282,343	15,161
Carvana Co. Class A (a)	896,928	237,767
Cazoo Holdings Ltd. (d)	224,106	6,840
Five Below, Inc. (a)	222,387	40,946
Floor & Decor Holdings, Inc. Class A (a)	994,036	97,724
Lowe's Companies, Inc.	1,918,160	373,715
MYT Netherlands Parent BV ADR (b)	108,603	3,421
RH (a)	630,767	404,353
The Home Depot, Inc.	1,182,605	377,145
TJX Companies, Inc.	2,339,255	157,993
Williams-Sonoma, Inc.	269,387	45,672
		1,760,737
Textiles, Apparel & Luxury Goods - 4.9%
adidas AG	570,599	208,176
Allbirds, Inc. (a)(d)(e)	307,430	3,314
Canada Goose Holdings, Inc. (a)(b)	1,401,218	56,165
Deckers Outdoor Corp. (a)	405,016	135,859
Dr. Martens Ltd. (a)	4,561,363	31,780
Figs, Inc. Class A (a)	101,300	3,459
lululemon athletica, Inc. (a)	5,873,777	1,897,994
NIKE, Inc. Class B	1,776,787	242,460
On Holding AG (a)(d)(e)	900	18,063
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,183,127	388,699
Tory Burch LLC:
Class A (d)(e)(f)	950,844	41,288
Class B (d)(e)(f)	324,840	15,047
Under Armour, Inc. Class C (non-vtg.) (a)	906,728	17,282
VF Corp.	119,965	9,564
		3,069,150

TOTAL CONSUMER DISCRETIONARY		13,596,287

CONSUMER STAPLES - 2.2%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	19,355	20,481
Fever-Tree Drinks PLC	939,310	34,096
Keurig Dr. Pepper, Inc.	2,662,188	98,394
Monster Beverage Corp. (a)	2,394,424	225,722
PepsiCo, Inc.	279,708	41,380
The Coca-Cola Co.	3,838,540	212,233
		632,306
Food & Staples Retailing - 0.3%
Blink Health, Inc. Series A1 (d)(e)	173,460	5,662
Costco Wholesale Corp.	410,870	155,420
Kroger Co.	40,413	1,494
Oatly Group AB ADR (a)	393,201	9,323
Performance Food Group Co. (a)	896,249	44,929
Sweetgreen, Inc. warrants 1/21/26 (a)(d)(e)	168,563	666
		217,494
Food Products - 0.4%
AppHarvest, Inc. (d)	1,675,778	26,507
Archer Daniels Midland Co.	478,247	31,818
Beyond Meat, Inc. (a)(b)	33,869	4,925
Bunge Ltd.	1,057,408	91,804
Darling Ingredients, Inc. (a)	796,849	54,552
Freshpet, Inc. (a)	71,077	12,568
JDE Peet's BV	5,490	217
Laird Superfood, Inc.	396,285	12,951
Mondelez International, Inc.	133,323	8,470
		243,812
Household Products - 0.2%
Church & Dwight Co., Inc.	212,311	18,201
Colgate-Palmolive Co.	363,329	30,440
Procter & Gamble Co.	618,746	83,438
		132,079
Personal Products - 0.0%
Unilever PLC (Netherlands)	116,828	6,967
Tobacco - 0.3%
Altria Group, Inc.	2,926,413	144,038
JUUL Labs, Inc. Class A (a)(d)(e)	44,067	2,463
Philip Morris International, Inc.	228,866	22,070
		168,571

TOTAL CONSUMER STAPLES		1,401,229

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Halliburton Co.	2,023,791	45,434
Schlumberger Ltd.	1,901,987	59,589
		105,023
Oil, Gas & Consumable Fuels - 0.7%
EOG Resources, Inc.	121,537	9,764
Hess Corp.	3,245,545	272,042
Pioneer Natural Resources Co.	130,341	19,837
Reliance Industries Ltd.	268,958	4,516
Reliance Industries Ltd.	4,034,380	120,183
		426,342

TOTAL ENERGY		531,365

FINANCIALS - 2.1%
Banks - 1.1%
Bank of America Corp.	4,224,438	179,074
First Republic Bank	351,162	67,226
HDFC Bank Ltd. sponsored ADR (a)	1,557,763	119,216
JPMorgan Chase & Co.	1,137,603	186,840
Wells Fargo & Co.	2,018,535	94,306
		646,662
Capital Markets - 0.6%
Aspirational Consumer Lifestyle Corp. Class A (a)(b)	160,682	1,605
B3 SA - Brasil Bolsa Balcao	18,143,100	60,734
BlackRock, Inc. Class A	148,005	129,806
Charles Schwab Corp.	2,016,685	148,932
Coinbase Global, Inc. (a)(b)	39,375	9,314
Edelweiss Financial Services Ltd.	1,770,164	1,592
The Beauty Health Co. (a)	392,571	5,590
The Beauty Health Co. (d)	2,884,717	36,971
		394,544
Consumer Finance - 0.0%
American Express Co.	25,498	4,083
Discover Financial Services	87,511	10,262
		14,345
Diversified Financial Services - 0.4%
Adimab LLC (a)(d)(e)(f)	3,162,765	160,629
Ant International Co. Ltd. Class C (a)(d)(e)	1,658,265	4,544
BowX Acquisition Corp. (a)(b)	1,925,686	23,647
CM Life Sciences II, Inc. unit (a)	20,174	268
Decarbonization Plus Acquisition Corp. Class A (a)(b)	198,962	1,990
Social Finance, Inc. (d)	1,031,232	18,701
		209,779
Insurance - 0.0%
Oscar Health, Inc. Class A	936,103	21,265

TOTAL FINANCIALS		1,286,595

HEALTH CARE - 15.2%
Biotechnology - 7.8%
4D Molecular Therapeutics, Inc.	191,941	5,098
AbbVie, Inc.	398,243	45,081
ACADIA Pharmaceuticals, Inc. (a)	6,359,826	142,079
ADC Therapeutics SA (a)	839,182	18,168
Akouos, Inc. (a)	1,059,339	13,835
Akouos, Inc. (c)	362,038	4,728
Akoya Biosciences, Inc. (a)	164,797	3,431
Alector, Inc. (a)	1,193,576	21,246
Allovir, Inc. (a)(b)	2,104,331	49,326
Alnylam Pharmaceuticals, Inc. (a)	3,829,671	543,775
ALX Oncology Holdings, Inc. (a)	122,395	6,923
Amgen, Inc.	612,279	145,686
Annexon, Inc. (a)	201,528	4,256
Arcutis Biotherapeutics, Inc. (a)	718,036	18,920
Argenx SE ADR (a)	526,558	146,904
Arrowhead Pharmaceuticals, Inc. (a)	88,283	6,409
Ascendis Pharma A/S sponsored ADR (a)	68,506	9,206
aTyr Pharma, Inc. (a)	351,728	1,597
Avidity Biosciences, Inc. (b)	1,043,826	24,780
Axcella Health, Inc. (a)(g)	2,069,031	6,600
BeiGene Ltd. ADR (a)	1,465,225	525,298
BioAtla, Inc.	882,056	37,973
BioNTech SE ADR (a)(b)	482,793	98,490
BioXcel Therapeutics, Inc. (a)(b)	738,257	24,385
Bolt Biotherapeutics, Inc.	241,692	4,232
BridgeBio Pharma, Inc. (a)(b)	186,186	11,022
Burning Rock Biotech Ltd. ADR	42,036	1,138
Calyxt, Inc. (a)	1,244,937	5,366
Cerevel Therapeutics Holdings (a)	1,881,384	24,684
ChemoCentryx, Inc. (a)	3,014,132	30,593
Cibus Corp.:
Series C (a)(d)(e)(f)	4,523,810	7,962
Series D (d)(e)(f)	2,741,040	4,824
Codiak Biosciences, Inc. (g)	1,245,011	28,162
Connect Biopharma Holdings Ltd. ADR (a)	486,288	7,236
CRISPR Therapeutics AG (a)(b)	50,642	5,985
Cyclerion Therapeutics, Inc. (a)	280,154	908
Cyclerion Therapeutics, Inc. (a)(d)	543,695	1,762
Day One Biopharmaceuticals, Inc. (a)	203,400	4,819
Denali Therapeutics, Inc. (a)	348,718	22,175
Evelo Biosciences, Inc. (a)(g)	2,768,238	37,150
Exact Sciences Corp. (a)	153,411	16,957
Exelixis, Inc. (a)	191,811	4,325
Fate Therapeutics, Inc. (a)	1,884,242	144,333
Foghorn Therapeutics, Inc. (c)	361,607	3,764
Foghorn Therapeutics, Inc.	428,709	4,463
Fusion Pharmaceuticals, Inc. (a)	269,195	2,210
Gemini Therapeutics, Inc. (b)	179,863	2,212
Gemini Therapeutics, Inc. (d)	658,627	8,101
Generation Bio Co.	2,405,853	82,425
Immunocore Holdings PLC	368,095	14,337
Immunocore Holdings PLC ADR	241,691	9,909
Inhibrx, Inc. (a)(b)	609,297	12,893
Instil Bio, Inc. (a)	506,726	9,020
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(e)	156,370	0
Ionis Pharmaceuticals, Inc. (a)(g)	7,800,364	290,564
iTeos Therapeutics, Inc. (a)	212,410	4,363
Karuna Therapeutics, Inc. (a)	1,433,194	160,260
Keros Therapeutics, Inc. (a)	300,413	16,391
Kinnate Biopharma, Inc.	289,080	6,788
Kronos Bio, Inc. (b)	29,744	726
Kronos Bio, Inc. (c)	284,978	6,956
Kura Oncology, Inc. (a)	202,923	4,515
Kymera Therapeutics, Inc. (a)	130,143	6,259
Lexicon Pharmaceuticals, Inc. (a)(b)	2,919,429	12,816
Moderna, Inc. (a)	1,523,306	281,827
Morphic Holding, Inc. (a)	1,058,135	52,230
Novavax, Inc. (a)	331,857	48,989
Olema Pharmaceuticals, Inc. (b)	240,077	6,713
ORIC Pharmaceuticals, Inc. (a)	1,122,625	25,652
Passage Bio, Inc. (a)	614,782	8,146
PMV Pharmaceuticals, Inc. (b)	111,580	3,838
Poseida Therapeutics, Inc. (a)	1,224,743	10,349
Poseida Therapeutics, Inc. (c)	906,572	7,661
Praxis Precision Medicines, Inc.	1,659,128	32,502
Protagonist Therapeutics, Inc. (a)	737,866	25,906
Prothena Corp. PLC (a)	800,905	23,362
PTC Therapeutics, Inc. (a)	750,688	29,480
Recursion Pharmaceuticals, Inc. (a)	231,997	6,115
Regeneron Pharmaceuticals, Inc. (a)	336,422	169,029
Relay Therapeutics, Inc. (a)	513,091	16,480
Repare Therapeutics, Inc.	79,728	2,577
Repligen Corp. (a)	155,073	28,318
Revolution Medicines, Inc. (a)	840,923	25,152
Rigel Pharmaceuticals, Inc. (a)(b)(g)	9,984,034	37,141
Rubius Therapeutics, Inc. (a)(b)(g)	4,972,001	121,466
Sage Therapeutics, Inc. (a)	2,503,392	174,236
Sana Biotechnology, Inc. (b)	56,403	1,183
Sarepta Therapeutics, Inc. (a)	177,516	13,429
Scholar Rock Holding Corp. (a)	1,111,610	29,869
Seagen, Inc. (a)	51,073	7,934
Seres Therapeutics, Inc. (a)(b)	4,549,387	96,038
Shattuck Labs, Inc.	1,146,257	31,109
Sigilon Therapeutics, Inc.	321,145	3,748
Silverback Therapeutics, Inc. (b)	1,453,037	40,002
Silverback Therapeutics, Inc.	168,380	4,589
Springworks Therapeutics, Inc. (a)	1,236,128	100,794
Spruce Biosciences, Inc.	202,244	2,858
Stoke Therapeutics, Inc. (a)	710	28
Synlogic, Inc. (a)	1,703,034	6,369
Syros Pharmaceuticals, Inc. (a)	1,290,332	8,323
Syros Pharmaceuticals, Inc. (a)(c)	938,007	6,050
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	108,605	93
Taysha Gene Therapies, Inc.	1,363,282	30,674
TG Therapeutics, Inc. (a)	1,277,185	44,535
Translate Bio, Inc. (a)	2,824,328	50,866
Turning Point Therapeutics, Inc. (a)	99,500	6,585
Twist Bioscience Corp. (a)	104,673	11,232
Ultragenyx Pharmaceutical, Inc. (a)	75,902	7,720
uniQure B.V. (a)	883,277	30,676
UNITY Biotechnology, Inc. (a)(b)	1,686,158	7,554
Vaxcyte, Inc.	1,106,045	23,304
Vertex Pharmaceuticals, Inc. (a)	157,238	32,805
Vor Biopharma, Inc. (a)(b)	10,059	212
Vor Biopharma, Inc.	404,932	8,117
Xencor, Inc. (a)	910,862	35,032
Yumanity Therapeutics, Inc. (d)	106,446	1,637
Yumanity Therapeutics, Inc.	281,898	4,119
Zai Lab Ltd. ADR (a)	724,528	128,720
Zentalis Pharmaceuticals, Inc. (a)	397,969	22,227
		4,862,399
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	364,270	42,492
Danaher Corp.	777,891	199,249
DexCom, Inc. (a)	409,811	151,380
Insulet Corp. (a)	1,724,188	464,962
Intuitive Surgical, Inc. (a)	271,121	228,333
Novocure Ltd. (a)	3,335,407	680,423
Outset Medical, Inc.	1,448,125	69,901
Penumbra, Inc. (a)	363,168	90,469
Presbia PLC (a)(e)(g)	1,099,338	143
Shockwave Medical, Inc. (a)	1,049,504	188,806
Treace Medical Concepts, Inc. (a)	252,985	8,209
		2,124,367
Health Care Providers & Services - 1.4%
1Life Healthcare, Inc. (a)	1,106,030	40,923
Alignment Healthcare, Inc. (a)	634,015	15,996
Alignment Healthcare, Inc.	1,307,238	29,683
Centene Corp. (a)	702,527	51,706
Clover Health Investments Corp. Class B	1,665,851	12,091
Guardant Health, Inc. (a)	83,333	10,343
Humana, Inc.	113,201	49,548
Ikena Oncology, Inc. (a)	148,158	2,667
Oak Street Health, Inc. (a)	890,298	53,765
Progyny, Inc. (a)	305,447	19,561
Signify Health, Inc.	152,885	3,868
UnitedHealth Group, Inc.	1,328,583	547,270
		837,421
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	1,146,243	2,086
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	662,137	119,185
10X Genomics, Inc. Class B (a)(c)	2,870,040	516,607
AbCellera Biologics, Inc. (b)	26,828	720
Berkeley Lights, Inc. (a)	2,889	126
Bruker Corp.	256,744	17,828
Nanostring Technologies, Inc. (a)	470,019	26,081
Olink Holding AB ADR (a)	603,104	21,308
Sartorius Stedim Biotech	427	185
Seer, Inc. (b)	1,075,050	31,800
Seer, Inc.	696,611	20,400
Seer, Inc. Class A (d)	398,162	11,778
Sotera Health Co.	28,550	688
Thermo Fisher Scientific, Inc.	170,173	79,896
WuXi AppTec Co. Ltd. (H Shares) (c)	1,315,635	28,172
Wuxi Biologics (Cayman), Inc. (a)(c)	9,340,861	145,984
		1,020,758
Pharmaceuticals - 1.0%
4D Pharma PLC (a)(b)	1,842,366	2,570
Arvinas Holding Co. LLC (a)	212,979	15,492
Atea Pharmaceuticals, Inc. (b)(g)	4,476,750	91,415
Bristol-Myers Squibb Co.	470,141	30,898
Dragonfly Therapeutics, Inc. (a)(d)(e)	481,725	13,320
Fulcrum Therapeutics, Inc. (a)	844,274	7,539
Hansoh Pharmaceutical Group Co. Ltd. (c)	2,302,900	10,044
Harmony Biosciences Holdings, Inc. (a)	1,823,640	58,284
Harmony Biosciences Holdings, Inc. (c)	38,073	1,217
Intra-Cellular Therapies, Inc. (a)	3,534,062	139,277
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	253,084	3,429
Kaleido Biosciences, Inc. (a)(b)(g)	2,446,507	17,566
Longboard Pharmaceuticals, Inc. (a)	216,973	1,792
Nektar Therapeutics (a)	1,574,095	28,444
Nuvation Bio, Inc. (d)	2,125,093	28,708
Nuvation Bio, Inc.	2,556,752	34,539
OptiNose, Inc. (a)(b)(g)	2,696,611	8,602
Pharvaris BV	153,724	3,151
Pliant Therapeutics, Inc.	607,247	18,254
Royalty Pharma PLC (a)(d)(e)	9,467	0
Royalty Pharma PLC (c)	1,213,800	48,698
Sienna Biopharmaceuticals, Inc. (a)(g)	1,712,642	39
Skyhawk Therapeutics, Inc. (d)(e)	603,195	9,904
Stemcentrx, Inc. rights 12/31/21 (a)(e)	2,065,715	0
Theravance Biopharma, Inc. (a)	1,804,152	31,176
UCB SA	116,385	10,890
Vera Therapeutics, Inc.	309,992	4,813
Vera Therapeutics, Inc. (a)	263,686	4,549
		624,610

TOTAL HEALTH CARE		9,471,641

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Class A (a)(d)(e)	418,210	175,644
The Boeing Co. (a)	86,431	21,350
		196,994
Air Freight & Logistics - 0.2%
FedEx Corp.	71,997	22,665
United Parcel Service, Inc. Class B	379,072	81,349
		104,014
Airlines - 1.8%
Delta Air Lines, Inc. (a)	3,349,671	159,712
Frontier Group Holdings, Inc. (a)	823,108	17,549
JetBlue Airways Corp. (a)	8,865,621	178,199
Ryanair Holdings PLC sponsored ADR (a)	216,231	25,245
Southwest Airlines Co. (a)	5,384,161	330,911
Spirit Airlines, Inc. (a)	1,345,408	48,045
Sun Country Airlines Holdings, Inc. (a)(b)	107,448	3,997
United Airlines Holdings, Inc. (a)	1,978,803	115,463
Wheels Up Partners LLC:
Series B (a)(d)(f)	6,703,518	26,211
Series C (d)(f)	3,466,281	13,553
Series D (d)(f)	2,655,848	10,384
Wizz Air Holdings PLC (a)(c)	2,476,113	169,664
		1,098,933
Building Products - 0.2%
Resideo Technologies, Inc. (a)	558,740	16,706
The AZEK Co., Inc.	336,314	14,640
Trane Technologies PLC	430,589	80,262
		111,608
Construction & Engineering - 0.2%
MasTec, Inc. (a)	1,319,893	153,543
Electrical Equipment - 0.3%
AMETEK, Inc.	188,405	25,454
Eaton Corp. PLC	213,502	31,011
Emerson Electric Co.	373,260	35,717
Generac Holdings, Inc. (a)	142,853	46,959
Rockwell Automation, Inc.	127,050	33,506
Shoals Technologies Group, Inc.	77,096	2,128
		174,775
Industrial Conglomerates - 0.3%
3M Co.	526,661	106,933
Honeywell International, Inc.	482,711	111,463
		218,396
Machinery - 0.9%
Caterpillar, Inc.	435,566	105,006
Cummins, Inc.	197,035	50,693
Deere & Co.	470,782	169,999
Fortive Corp.	459,703	33,338
Illinois Tool Works, Inc.	225,934	52,362
Ingersoll Rand, Inc. (a)	314,471	15,610
Xylem, Inc.	876,076	103,482
		530,490
Professional Services - 0.0%
CoStar Group, Inc. (a)	6,214	5,307
YourPeople, Inc. (a)(e)	17,485,119	143
		5,450
Road & Rail - 1.6%
Avis Budget Group, Inc. (a)	3,382,779	297,076
CSX Corp.	402,248	40,273
Kansas City Southern	146,913	43,733
Lyft, Inc. (a)	1,912,671	109,194
Uber Technologies, Inc. (a)	5,619,688	285,649
Union Pacific Corp.	991,450	222,809
		998,734

TOTAL INDUSTRIALS		3,592,937

INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	42,390	14,386
Ciena Corp. (a)	2,255,559	119,251
Infinera Corp. (a)(b)(g)	11,931,454	114,542
Lumentum Holdings, Inc. (a)	374,115	30,442
		278,621
Electronic Equipment & Components - 0.2%
908 Devices, Inc. (b)	149,999	6,319
Arlo Technologies, Inc. (a)	980,624	6,580
II-VI, Inc. (a)(b)	1,011,927	68,174
TE Connectivity Ltd.	15,051	2,042
Trimble, Inc. (a)	798,834	62,141
Vontier Corp.	91,927	3,225
		148,481
IT Services - 5.8%
Accenture PLC Class A	110,014	31,042
Actua Corp. (a)(e)	1,410,510	71
Black Knight, Inc. (a)	385,658	28,303
MasterCard, Inc. Class A	1,398,912	504,420
MongoDB, Inc. Class A (a)	21,573	6,298
Nuvei Corp. (a)(c)	157,646	11,805
Okta, Inc. (a)	177,537	39,491
PayPal Holdings, Inc. (a)	3,665,675	953,149
Riskified Ltd. (a)(d)(e)	719,400	8,273
Riskified Ltd. warrants (a)(d)(e)	4,733	0
Shopify, Inc. Class A (a)	943,862	1,157,596
Snowflake Computing, Inc.	39,186	9,327
Square, Inc. (a)	1,146,403	255,098
Twilio, Inc. Class A (a)	17,614	5,918
Visa, Inc. Class A	2,481,962	564,150
Wix.com Ltd. (a)	110,343	28,674
Worldline SA (a)(c)	293,213	28,068
		3,631,683
Semiconductors & Semiconductor Equipment - 11.8%
Advanced Micro Devices, Inc. (a)	4,306,512	344,865
Applied Materials, Inc.	1,785,075	246,572
ASML Holding NV	335,224	226,434
Broadcom, Inc.	117,277	55,393
Cirrus Logic, Inc. (a)	1,614,356	126,033
Cree, Inc. (a)	290,652	29,068
First Solar, Inc. (a)	457,692	34,835
Intel Corp.	385,308	22,009
KLA Corp.	240,167	76,107
Marvell Technology, Inc.	2,693,247	130,084
Micron Technology, Inc. (a)	1,585,935	133,441
NVIDIA Corp.	7,893,675	5,129,136
Qualcomm, Inc.	828,657	111,488
Silicon Laboratories, Inc. (a)(g)	2,643,997	361,064
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,145,047	134,383
Teradyne, Inc.	263,478	34,871
Texas Instruments, Inc.	536,637	101,864
Xilinx, Inc.	207,734	26,382
		7,324,029
Software - 10.4%
ACV Auctions, Inc. Class A (a)	27,108	703
Adobe, Inc. (a)	714,213	360,378
Alkami Technology, Inc. (a)	32,526	1,082
Atlassian Corp. PLC (a)	79,899	18,639
Autodesk, Inc. (a)	478,424	136,762
BTRS Holdings, Inc. (a)	9,000	129
BTRS Holdings, Inc. (d)	608,023	8,695
Cloudflare, Inc. (a)	5,605,944	460,024
Coupa Software, Inc. (a)	6,278	1,495
Crowdstrike Holdings, Inc. (a)	133,250	29,601
Datadog, Inc. Class A (a)	46,907	4,271
DocuSign, Inc. (a)	69,522	14,017
DoubleVerify Holdings, Inc. (a)	162,330	5,988
Elastic NV (a)	149,595	17,684
Epic Games, Inc. (d)(e)	51,800	45,843
HubSpot, Inc. (a)	362,735	182,956
Intuit, Inc.	337,727	148,293
Lightspeed POS, Inc. (b)	355,710	25,608
LivePerson, Inc. (a)	832,187	45,729
Microsoft Corp.	10,275,635	2,565,621
Nutanix, Inc. Class A (a)	11,730,539	369,629
Oracle Corp.	1,590,440	125,231
Paycom Software, Inc. (a)	59,055	19,465
Paylocity Holding Corp. (a)	93,472	15,874
Privia Health Group, Inc. (a)	248,228	8,125
Procore Technologies, Inc. (a)(b)	62,108	5,367
RingCentral, Inc. (a)	33,951	8,911
Salesforce.com, Inc. (a)	6,457,137	1,537,444
Slack Technologies, Inc. Class A (a)	228,379	10,058
Stripe, Inc. Class B (a)(d)(e)	205,500	8,246
The Trade Desk, Inc. (a)	7,395	4,349
Tuya, Inc. ADR (a)(b)	185,575	4,428
UiPath, Inc.	761,967	54,738
UiPath, Inc. Class A (a)(b)	165,293	13,194
Workday, Inc. Class A (a)	108,911	24,910
Zendesk, Inc. (a)	860,697	117,623
Zoom Video Communications, Inc. Class A (a)	177,704	58,914
Zscaler, Inc. (a)	163,995	31,848
		6,491,872
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	33,461,942	4,169,693
Pure Storage, Inc. Class A (a)	6,295,510	119,929
Samsung Electronics Co. Ltd.	432,375	31,401
		4,321,023

TOTAL INFORMATION TECHNOLOGY		22,195,709

MATERIALS - 1.1%
Chemicals - 0.4%
Albemarle Corp. U.S.	49,136	8,210
Corteva, Inc.	2,714,894	123,528
Dow, Inc.	348,228	23,826
DuPont de Nemours, Inc.	777,599	65,777
The Mosaic Co.	322,226	11,645
		232,986
Containers & Packaging - 0.1%
Ball Corp.	763,053	62,692
Sealed Air Corp.	632,848	35,984
		98,676
Metals & Mining - 0.6%
Barrick Gold Corp. (Canada)	2,306,477	54,729
Freeport-McMoRan, Inc.	6,535,405	279,193
Newmont Corp.	146,629	10,774
Rio Tinto PLC sponsored ADR (b)	436,719	38,182
		382,878

TOTAL MATERIALS		714,540

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	242,262	61,888
Simon Property Group, Inc.	589,684	75,768
		137,656
Real Estate Management & Development - 0.1%
Compass, Inc. (a)	503,223	6,763
KE Holdings, Inc. ADR (a)	236,934	12,295
		19,058

TOTAL REAL ESTATE		156,714

TOTAL COMMON STOCKS
(Cost $18,609,858)		60,904,313

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.7%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series B (a)(d)(e)	9,869,159	16,580
Series C (a)(d)(e)	5,234,614	8,794
Series D (a)(d)(e)	10,743,446	18,049
Series E3 (d)(e)	4,422,051	7,429
		50,852
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
Bird Rides, Inc. (d)	1,973,049	14,752
Bird Rides, Inc.:
Series C1 (d)	348,328	2,604
Series D (d)	415,100	3,104
Rad Power Bikes, Inc.:
Series A (d)(e)	154,174	744
Series C (d)(e)	606,658	2,926
Rivian Automotive, Inc.:
Series E (d)(e)	2,713,913	100,008
Series F (d)(e)	1,133,878	41,783
		165,921
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC:
Series 3 (a)(d)(e)(f)	56,343	11,064
Series 4 (d)(e)(f)	5,142	948
Series 5 (d)(e)(f)	20,652	3,565
		15,577
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc. Series G (d)(e)	125,688	31,386
Instacart, Inc.:
Series H (d)(e)	72,310	9,039
Series I (d)(e)	32,756	4,095
Reddit, Inc.:
Series B (a)(d)(e)	384,303	16,323
Series E (d)(e)	24,203	1,028
		61,871
Specialty Retail - 0.0%
Fanatics, Inc. Series E (d)(e)	558,178	19,464
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	121,335	1,308
Series B (a)(d)(e)	21,315	230
Series C (a)(d)(e)	203,730	2,196
Series D (a)(d)(e)	260,897	2,812
Series Seed (a)(d)(e)	406,151	4,378
Freenome, Inc. Series C (d)(e)	900,884	7,072
Nuvalent, Inc. Series B (d)(e)	1,875,595	3,882
		21,878
TOTAL CONSUMER DISCRETIONARY		284,711
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	848,988	27,711
Sweetgreen, Inc.:
Series C (a)(d)(e)	5,291	70
Series D (a)(d)(e)	85,105	1,119
Series H (a)(d)(e)	705,259	9,274
Series I (a)(d)(e)	200,582	2,638
Series J (d)(e)	168,563	2,217
		43,029
Food Products - 0.0%
Agbiome LLC Series C (a)(d)(e)	1,060,308	6,716
Bowery Farming, Inc. Series C1 (d)(e)	130,916	7,888
		14,604
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(d)(e)	22,033	1,231
TOTAL CONSUMER STAPLES		58,864
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series B (a)(d)(e)	416,094	4,452
Series C (d)(e)	559,977	5,992
Sonder Holdings, Inc.:
Series D1 (d)	965,896	13,657
Series E (a)(d)	1,478,345	20,902
		45,003
HEALTH CARE - 0.4%
Biotechnology - 0.3%
23andMe, Inc. Series F (a)(d)	590,383	11,903
Adagio Theraputics, Inc.:
Series A (d)(e)	413,930	32,322
Series B (d)(e)	149,500	11,674
Series C (d)(e)	237,437	18,540
Ambrx, Inc.:
Series A (d)(e)	1,353,862	2,789
Series B (d)(e)	1,218,475	2,510
Bright Peak Therapeutics AG Series B (d)(e)	1,272,915	4,972
Caris Life Sciences, Inc. Series D (d)(e)	1,235,035	10,004
Element Biosciences, Inc. Series B (a)(d)(e)	1,096,312	8,244
ElevateBio LLC Series C (d)(e)	1,534,100	6,436
EQRx, Inc. Series B (d)(e)	6,908,598	22,937
Inscripta, Inc.:
Series D (d)(e)	1,690,173	14,924
Series E (d)(e)	1,086,476	9,594
Intarcia Therapeutics, Inc.:
Series CC (a)(d)(e)	1,051,411	0
Series DD (a)(d)(e)	1,543,687	0
National Resilience, Inc. Series B (d)(e)	1,277,345	17,449
Omega Therapeutics, Inc. Series C (d)(e)	1,698,709	5,096
		179,394
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (d)(e)	5,899,008	5,992
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (d)(e)	2,899,016	3,914
Conformal Medical, Inc. Series C (d)(e)	1,067,180	4,664
Scorpion Therapeutics, Inc. Series B (d)(e)	1,325,354	3,207
		11,785
Health Care Technology - 0.0%
Aledade, Inc. Series B1 (d)(e)	101,470	3,885
PrognomIQ, Inc.:
Series A5 (d)(e)	372,687	1,245
Series B (d)(e)	1,111,446	3,712
		8,842
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B (a)(d)(e)	16,803	11,009
Series C (a)(d)(e)	13,100	8,583
Nohla Therapeutics, Inc. Series B (a)(d)(e)	9,124,200	0
		19,592
TOTAL HEALTH CARE		225,605
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series G (a)(d)(e)	216,276	90,834
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	54,111	3,965
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (d)(e)	29,691	14,598
TOTAL INDUSTRIALS		109,397
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	787,863	6,300
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (d)(e)	4,067,736	4,510
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	923,523	29
ByteDance Ltd. Series E1 (d)(e)	403,450	44,208
Riskified Ltd.:
Series D (d)(e)	157,100	1,807
Series E (a)(d)(e)	564,050	6,487
		52,531
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Ai Series B (d)(e)	1,596,216	8,184
Tenstorrent, Inc. Series C1 (d)(e)	92,100	5,476
		13,660
Software - 0.2%
Databricks, Inc. Series G (d)(e)	83,432	14,798
Dataminr, Inc. Series D (a)(d)(e)	1,773,901	78,052
Evozyne LLC Series A (d)(e)	444,700	9,992
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	7,578,338	0
Nuvia, Inc. Series B (d)	1,235,787	1,010
Stripe, Inc. Series H (d)(e)	88,200	3,539
Taboola.com Ltd. Series E (a)(d)	1,337,420	31,015
		138,406
TOTAL INFORMATION TECHNOLOGY		215,407
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	1,704,625	40,911
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (d)(e)	80,057	3,795

TOTAL CONVERTIBLE PREFERRED STOCKS		1,034,545

Nonconvertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series E1 (d)(e)	1,350,488	2,269
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (d)(e)	17,893,728	245
Waymo LLC Series A2 (d)(e)	44,767	3,844
		4,089
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)	7,316	223
Series B (d)	128,092	3,910
Series C (d)	2,600	79
Series D (d)	457,593	13,966
		18,178
TOTAL CONSUMER DISCRETIONARY		22,267
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	46,864	30,705
Faraday Pharmaceuticals, Inc. Series B (a)(d)(e)	641,437	1,328
		32,033

TOTAL NONCONVERTIBLE PREFERRED STOCKS		56,569

TOTAL PREFERRED STOCKS
(Cost $818,159)		1,091,114
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	3,596	3,596
4% 6/12/27 (d)(e)	743	743
		4,339
Textiles, Apparel & Luxury Goods - 0.0%
AbSci Corp. 6% (e)(h)	10,113	10,113

TOTAL CONSUMER DISCRETIONARY		14,452

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (d)(e)(h)	5,922	5,922
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (d)(e)(h)	7,909	7,909
TOTAL CONVERTIBLE BONDS
(Cost $28,283)		28,283

Preferred Securities - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (d)(e)(h)	9,813	9,813
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intarcia Therapeutics, Inc. 6% 7/18/21 (d)(e)	13,682	19,262
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (d)(e)(h)	8,368	8,368

TOTAL HEALTH CARE		27,630

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	1,732	1,732
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(h)	5,120	5,120

TOTAL INFORMATION TECHNOLOGY		6,852

TOTAL PREFERRED SECURITIES
(Cost $38,715)		44,295
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.03% (i)	138,273,234	138,301
Fidelity Securities Lending Cash Central Fund 0.03% (i)(j)	757,411,579	757,487
TOTAL MONEY MARKET FUNDS
(Cost $895,784)		895,788
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $20,390,799)		62,963,793
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(694,204)
NET ASSETS - 100%		$62,269,589

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,026,418,000 or 1.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,986,557,000 or 3.2% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated company

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$8,197
Adagio Theraputics, Inc. Series A	7/15/20	$3,311
Adagio Theraputics, Inc. Series B	11/4/20	$8,480
Adagio Theraputics, Inc. Series C	4/16/21	$18,540
Adimab LLC	9/17/14 - 6/5/15	$47,869
Agbiome LLC Series C	6/29/18	$6,716
Aledade, Inc. Series B1	5/7/21	$3,885
Allbirds, Inc.	10/9/18	$3,372
Allbirds, Inc. Series A	10/9/18	$1,331
Allbirds, Inc. Series B	10/9/18	$234
Allbirds, Inc. Series C	10/9/18	$2,234
Allbirds, Inc. Series D	12/23/19	$3,362
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$4,077
Ambrx, Inc. Series A	11/6/20	$2,116
Ambrx, Inc. Series B	11/6/20	$2,116
Ant International Co. Ltd. Class C	5/16/18	$9,303
AppHarvest, Inc.	1/29/21	$16,758
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Arrival Group	3/24/21	$33,251
Beta Technologies, Inc. Series A	4/9/21	$3,965
Bird Rides, Inc.	2/12/21 - 4/20/21	$10,139
Bird Rides, Inc. Series C1	12/21/18	$4,091
Bird Rides, Inc. Series D	9/30/19	$5,362
Blink Health, Inc. Series A1	12/30/20	$4,699
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$32,410
Boundless Bio, Inc. Series B	4/23/21	$3,914
Bowery Farming, Inc. Series C1	5/18/21	$7,888
Bright Peak Therapeutics AG Series B	5/14/21	$4,972
BTRS Holdings, Inc.	1/12/21	$6,080
ByteDance Ltd. Series E1	11/18/20	$44,208
Caris Life Sciences, Inc. Series D	5/11/21	$10,004
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$6,920
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$5,395
Cazoo Holdings Ltd.	9/30/20	$3,072
Cazoo Holdings Ltd. Series A	9/30/20	$100
Cazoo Holdings Ltd. Series B	9/30/20	$1,756
Cazoo Holdings Ltd. Series C	9/30/20	$36
Cazoo Holdings Ltd. Series D	9/30/20	$6,274
Cibus Corp. Series C	2/16/18	$9,500
Cibus Corp. Series D	5/10/19	3,426
Circle Internet Financial Ltd. 0%	5/11/21	$9,813
Conformal Medical, Inc. Series C	7/24/20	$3,913
Cyclerion Therapeutics, Inc.	4/2/19	$8,052
Databricks, Inc. Series G	2/1/21	$14,798
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Delhivery Pvt Ltd. Series H	5/20/21	$14,493
Diamond Foundry, Inc. Series C	3/15/21	$40,911
Dragonfly Therapeutics, Inc.	12/19/19	$12,746
Element Biosciences, Inc. Series B	12/13/19	$5,745
ElevateBio LLC Series C	3/9/21	$6,436
Enevate Corp. Series E	1/29/21	$4,510
Enevate Corp. 0% 1/29/23	1/29/21	$1,732
Epic Games, Inc.	7/13/20 - 7/30/20	$29,785
EQRx, Inc. Series B	11/19/20	$18,943
Evozyne LLC Series A	4/9/21	$9,992
Fanatics, Inc. Series E	8/13/20	$9,651
Faraday Pharmaceuticals, Inc. Series B	12/30/19	$843
Freenome, Inc. Series C	8/14/20	$5,958
Gemini Therapeutics, Inc.	2/5/21	$6,586
GoBrands, Inc. Series G	3/2/21	$31,386
Inscripta, Inc. Series D	11/13/20	$7,724
Inscripta, Inc. Series E	3/30/21	$9,594
Instacart, Inc. Series H	11/13/20	$4,339
Instacart, Inc. Series I	2/26/21	$4,095
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$1,299
JUUL Labs, Inc. Series E	7/6/18	$650
Kardium, Inc. Series D6	12/30/20	$5,992
Kardium, Inc. 0%	12/30/20	$8,368
Lordstown Motors Corp.	10/23/20	$11,269
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$7,719
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	720
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	2,943
National Resilience, Inc. Series B	12/1/20	$17,449
Neutron Holdings, Inc. Series 1D	1/25/19	$4,339
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$3,596
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$743
Nohla Therapeutics, Inc. Series B	5/1/18	$4,161
Nuvalent, Inc. Series B	4/30/21	$3,882
Nuvation Bio, Inc.	2/10/21	$21,251
Nuvia, Inc. Series B	3/16/21	$1,010
Omega Therapeutics, Inc. Series C	3/17/21	$5,096
On Holding AG	2/6/20	$8,202
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	$4,240
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	$5,992
PrognomIQ, Inc. Series A5	8/20/20	$225
PrognomIQ, Inc. Series B	9/11/20	$2,540
Rad Power Bikes, Inc.	1/21/21	$5,705
Rad Power Bikes, Inc. Series A	1/21/21	$744
Rad Power Bikes, Inc. Series C	1/21/21	$2,926
Reddit, Inc. Series B	7/26/17	$5,456
Reddit, Inc. Series E	5/18/21	$1,028
Redwood Materials Series C	5/28/21	$3,795
Riskified Ltd.	12/20/19 - 4/15/20	$6,506
Riskified Ltd. Series D	11/18/20	$1,807
Riskified Ltd. Series E	10/28/19	$5,367
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$42,039
Rivian Automotive, Inc. Series F	1/19/21	$41,783
Royalty Pharma PLC	5/21/15	$1,116
Rush Street Interactive, Inc.	12/29/20	$4,471
Scorpion Therapeutics, Inc. Series B	1/8/21	$3,207
Seer, Inc. Class A	12/8/20	$7,565
SiMa Ai Series B	5/10/21	$8,184
Skyhawk Therapeutics, Inc.	5/21/21	$9,904
Social Finance, Inc.	1/7/21	$10,312
Sonder Holdings, Inc. Series D1	12/20/19	$10,138
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$15,917
Sonder Holdings, Inc. 0%	3/18/21	$7,909
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Starry, Inc. Series D	3/6/19 - 7/30/20	$15,363
Starry, Inc. Series E1	9/4/20	$1,900
Starry, Inc. Series E3	3/31/21	$7,429
Stripe, Inc. Class B	5/18/21	$8,246
Stripe, Inc. Series H	3/15/21	$3,539
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$90
Sweetgreen, Inc. Series D	9/13/19	$1,455
Sweetgreen, Inc. Series H	11/9/18	$9,197
Sweetgreen, Inc. Series I	9/13/19	$3,430
Sweetgreen, Inc. Series J	1/21/21	$2,882
Taboola.com Ltd. Series E	12/22/14	$13,943
Tenstorrent, Inc. Series C1	4/23/21	$5,476
Tenstorrent, Inc. 0%	4/23/21	$5,120
The Beauty Health Co.	12/8/20	$28,847
The Real Good Food Co. LLC 1%	5/7/21	$5,922
Tory Burch LLC Class A	5/14/15	67,653
Tory Burch LLC Class B	12/31/12	$17,505
Waymo LLC Series A2	5/8/20	$3,844
Wheels Up Partners LLC Series B	9/8/15	$19,040
Wheels Up Partners LLC Series C	6/22/17	10,815
Wheels Up Partners LLC Series D	5/16/19	9,242
Xsight Labs Ltd. Series D	2/16/21	$6,300
Yumanity Therapeutics, Inc.	12/22/20	$2,448
Zomato Pvt Ltd.	12/9/20 - 2/10/21	$22,350

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$35
Fidelity Securities Lending Cash Central Fund	2,193
Total	$2,228

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Atea Pharmaceuticals, Inc.	$63,032	$165,631	$11,061	$--	$5,363	$(131,550)	$91,415
Axcella Health, Inc.	12,628	47	753	--	68	(5,390)	6,600
Codiak Biosciences, Inc.	4,834	3,961	963	--	555	3,252	28,162
Codiak Biosciences, Inc.	8,610	--	--	--	--	7,913	--
Evelo Biosciences, Inc.	11,502	8,358	2,612	--	1,617	18,285	37,150
Infinera Corp.	106,561	2,211	8,827	--	2,967	11,630	114,542
Ionis Pharmaceuticals, Inc.	407,063	14,013	29,120	--	19,246	(120,638)	290,564
Kaleido Biosciences, Inc.	12,184	12,138	1,389	--	208	(5,575)	17,566
Karuna Therapeutics, Inc.	153,778	--	11,909	--	10,649	7,742	--
OptiNose, Inc.	11,589	131	785	--	(311)	(2,022)	8,602
Presbia PLC	12	--	--	--	--	131	143
QuantumScape Corp.	73,528	--	--	--	--	(56,145)	--
Rigel Pharmaceuticals, Inc.	28,642	6,415	2,934	--	248	4,770	37,141
Rubius Therapeutics, Inc.	27,590	16,545	5,980	--	3,485	79,826	121,466
Rush Street Interactive, Inc.	23,402	--	1,841	--	738	(5,411)	--
Sienna Biopharmaceuticals, Inc.	11	--	3	--	(1,055)	1,086	39
Silicon Laboratories, Inc.	329,384	10,238	32,886	--	18,206	36,122	361,064
Total	$1,274,350	$239,688	$111,063	$--	$61,984	$(155,974)	$1,114,454

 (a) Includes the value of securities received through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$8,010,417	$7,957,296	$--	$53,121
Consumer Discretionary	13,903,265	13,403,814	122,139	377,312
Consumer Staples	1,460,093	1,365,931	26,507	67,655
Energy	531,365	526,849	4,516	--
Financials	1,331,598	1,044,485	111,496	175,617
Health Care	9,729,279	9,273,999	173,392	281,888
Industrials	3,702,334	3,367,002	50,148	285,184
Information Technology	22,411,116	22,079,548	85,753	245,815
Materials	755,451	714,540	--	40,911
Real Estate	156,714	156,714	--	--
Utilities	3,795	--	--	3,795
Corporate Bonds	28,283	--	--	28,283
Preferred Securities	44,295	--	--	44,295
Money Market Funds	895,788	895,788	--	--
Total Investments in Securities:	$62,963,793	$60,785,966	$573,951	$1,603,876
Net unrealized appreciation on unfunded commitments	$5,248	$--	$5,248	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,187,293
Net Realized Gain (Loss) on Investment Securities	475
Net Unrealized Gain (Loss) on Investment Securities	243,208
Cost of Purchases	422,871
Proceeds of Sales	(8,344)
Amortization/Accretion	--
Transfers into Level 3	15,866
Transfers out of Level 3	(257,493)
Ending Balance	$1,603,876
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2021	$240,687

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $721,283) — See accompanying schedule: Unaffiliated issuers (cost $18,287,328)	$60,953,551
Fidelity Central Funds (cost $895,784)	895,788
Other affiliated issuers (cost $1,207,687)	1,114,454
Total Investment in Securities (cost $20,390,799)		$62,963,793
Cash		243
Restricted cash		100
Foreign currency held at value (cost $1,781)		1,781
Receivable for investments sold		101,938
Receivable for fund shares sold		20,899
Dividends receivable		21,870
Interest receivable		300
Distributions receivable from Fidelity Central Funds		166
Prepaid expenses		11
Net unrealized appreciation on unfunded commitments		15,355
Other receivables		3,119
Total assets		63,129,575
Liabilities
Payable for investments purchased	$13,928
Payable for fund shares redeemed	30,975
Accrued management fee	34,791
Net unrealized depreciation on unfunded commitments	10,107
Other affiliated payables	5,118
Other payables and accrued expenses	7,637
Collateral on securities loaned	757,430
Total liabilities		859,986
Net Assets		$62,269,589
Net Assets consist of:
Paid in capital		$12,133,870
Total accumulated earnings (loss)		50,135,719
Net Assets		$62,269,589
Net Asset Value and Maximum Offering Price
Growth Company:
Net Asset Value, offering price and redemption price per share ($46,466,734 ÷ 1,311,981 shares)		$35.42
Class K:
Net Asset Value, offering price and redemption price per share ($15,802,855 ÷ 444,897 shares)		$35.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends		$122,293
Interest		215
Income from Fidelity Central Funds (including $2,193 from security lending)		2,228
Total income		124,736
Expenses
Management fee
Basic fee	$165,588
Performance adjustment	47,133
Transfer agent fees	29,301
Accounting fees	1,311
Custodian fees and expenses	434
Independent trustees' fees and expenses	124
Registration fees	219
Audit	95
Legal	47
Interest	16
Miscellaneous	128
Total expenses before reductions	244,396
Expense reductions	(666)
Total expenses after reductions		243,730
Net investment income (loss)		(118,994)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $31)	7,848,893
Fidelity Central Funds	1
Other affiliated issuers	61,984
Total net realized gain (loss)		7,910,878
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,564)	(688,736)
Affiliated issuers	(155,974)
Unfunded commitments	5,248
Assets and liabilities in foreign currencies	118
Total change in net unrealized appreciation (depreciation)		(839,344)
Net gain (loss)		7,071,534
Net increase (decrease) in net assets resulting from operations		$6,952,540

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(118,994)	$(187,229)
Net realized gain (loss)	7,910,878	7,974,239
Change in net unrealized appreciation (depreciation)	(839,344)	17,941,115
Net increase (decrease) in net assets resulting from operations	6,952,540	25,728,125
Distributions to shareholders	(5,205,937)	(1,648,937)
Share transactions - net increase (decrease)	(1,458,443)	(5,730,222)
Total increase (decrease) in net assets	288,160	18,348,966
Net Assets
Beginning of period	61,981,429	43,632,463
End of period	$62,269,589	$61,981,429

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Company Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018 A	2017 A	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$34.49	$21.54	$18.79	$18.53	$14.28	$14.35
Income from Investment Operations
Net investment income (loss)B	(.07)	(.10)	(.04)	(.01)C	(.01)	.01
Net realized and unrealized gain (loss)	3.91	13.87	3.81	1.12	5.08	.47
Total from investment operations	3.84	13.77	3.77	1.11	5.07	.48
Distributions from net investment income	–	–	–	–	(.01)	–
Distributions from net realized gain	(2.91)	(.82)	(1.02)	(.85)	(.81)	(.55)
Total distributions	(2.91)	(.82)	(1.02)	(.85)	(.82)	(.55)
Net asset value, end of period	$35.42	$34.49	$21.54	$18.79	$18.53	$14.28
Total ReturnD,E	11.79%	66.23%	22.05%	6.19%	37.34%	3.48%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.83%	.83%	.85%	.85%	.77%
Expenses net of fee waivers, if any	.80%H	.83%	.83%	.85%	.85%	.77%
Expenses net of all reductions	.79%H	.83%	.83%	.85%	.85%	.77%
Net investment income (loss)	(.40)%H	(.41)%	(.20)%	(.07)%C	(.04)%	.07%
Supplemental Data
Net assets, end of period (in millions)	$46,467	$43,533	$28,861	$25,615	$25,256	$21,114
Portfolio turnover rateI,J	18%H	18%	16%	18%	15%	19%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.19) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Company Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018 A	2017 A	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$34.57	$21.57	$18.80	$18.52	$14.27	$14.34
Income from Investment Operations
Net investment income (loss)B	(.06)	(.08)	(.02)	–C,D	.01	.02
Net realized and unrealized gain (loss)	3.92	13.90	3.81	1.13	5.07	.47
Total from investment operations	3.86	13.82	3.79	1.13	5.08	.49
Distributions from net investment income	–	–	–	–D	(.02)	(.01)
Distributions from net realized gain	(2.91)	(.82)	(1.02)	(.85)	(.81)	(.55)
Total distributions	(2.91)	(.82)	(1.02)	(.85)	(.83)	(.56)
Net asset value, end of period	$35.52	$34.57	$21.57	$18.80	$18.52	$14.27
Total ReturnE,F	11.82%	66.37%	22.15%	6.28%	37.47%	3.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.75%	.75%	.76%	.75%	.66%
Expenses net of fee waivers, if any	.73%I	.75%	.75%	.76%	.75%	.66%
Expenses net of all reductions	.73%I	.75%	.75%	.76%	.75%	.66%
Net investment income (loss)	(.33)%I	(.33)%	(.12)%	.02%C	.06%	.17%
Supplemental Data
Net assets, end of period (in millions)	$15,803	$18,449	$14,772	$15,468	$16,416	$14,739
Portfolio turnover rateJ,K	18%I	18%	16%	18%	15%	19%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,531,185	Market comparable	Enterprise value/Sales multiple (EV/S)	1.0 – 5.7 /3.9	Increase
			Discount Rate	52.9% - 85.7% / 53.6%	Decrease
			Premium Rate	7.8% - 45.9% / 29.1%	Increase
			Discount for lack of marketability	10.0% - 15.0% / 12.8%	Decrease
			Price/Earnings multiple (P/E)	12.6	Increase
		Recovery value	Recovery value	$100.00	Increase
		Market Approach	Transaction price Premium rate	$0.00 - $885.00 / $148.78 4.5% - 59.0% / 35.6%	Increase Increase
Corporate Bonds	$28,283	Market approach	Transaction price	$100.00	Increase
Preferred Securities	$42,436	Recovery value Market approach	Recovery value Transaction price	127.2% $100.00	Increase Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Company Fund	$2,875

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, certain deemed distributions, partnerships, deferred Trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,806,100
Gross unrealized depreciation	(1,416,952)
Net unrealized appreciation (depreciation)	$42,389,148
Tax cost	$20,574,645

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Growth Company Fund	295,575.47

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company Fund	5,615,887	8,689,130

Unaffiliated Redemptions In-Kind. During the period, 114,530 shares of the Fund were redeemed in-kind for investments and cash with a value of $3,874,955. The net realized gain of $3,064,109 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 112,516 shares of the Fund were redeemed in-kind for investments and cash, with a value of $2,738,777. The Fund had a net realized gain of $2,099,949 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Company	$25,625.11
Class K	3,676.04
	$29,301

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Company Fund	–(a)

 (a) Amount represents less than .005%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Company Fund	$129

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Company Fund	Borrower	$55,122.33%		$15

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company Fund	540,619	761,954

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Growth Company Fund	$62

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Company Fund	$231	$71	$394

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Company Fund	$35,670.59%		$1

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $570 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $95.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2021	Year ended November 30, 2020
Fidelity Growth Company Fund
Distributions to shareholders
Growth Company	$3,659,612	$1,096,909
Class K	1,546,325	552,028
Total	$5,205,937	$1,648,937

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2021	Year ended November 30, 2020	Six months ended May 31, 2021	Year ended November 30, 2020
Fidelity Growth Company Fund
Growth Company
Shares sold	68,336	143,233	$2,357,967	$3,580,444
Reinvestment of distributions	101,682	46,565	3,344,306	1,001,606
Shares redeemed	(120,195)(a)	(267,601)(b)	(4,119,294)(a)	(6,549,853)(b)
Net increase (decrease)	49,823	(77,803)	$1,582,979	$(1,967,803)
Class K
Shares sold	49,350	159,559	$1,713,523	$3,999,040
Reinvestment of distributions	46,864	25,606	1,545,583	551,818
Shares redeemed	(184,955)(a)	(336,337)(b)	(6,300,528)(a)	(8,313,277)(b)
Net increase (decrease)	(88,741)	(151,172)	$(3,041,422)	$(3,762,419)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Growth Company Fund
Growth Company	.80%
Actual		$1,000.00	$1,117.90	$4.22
Hypothetical-C		$1,000.00	$1,020.94	$4.03
Class K	.73%
Actual		$1,000.00	$1,118.20	$3.86
Hypothetical-C		$1,000.00	$1,021.29	$3.68

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Company Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Growth Company Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GCF-SANN-0721
1.704741.123

Fidelity® New Millennium Fund®

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2021

% of fund's net assets
General Electric Co.	4.6
Wells Fargo & Co.	3.4
Bristol-Myers Squibb Co.	2.3
Comcast Corp. Class A	2.2
Exxon Mobil Corp.	2.2
Bank of America Corp.	2.1
PNC Financial Services Group, Inc.	1.9
American International Group, Inc.	1.8
Hess Corp.	1.6
UnitedHealth Group, Inc.	1.4
23.5

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Financials	18.2
Health Care	15.5
Industrials	14.4
Consumer Discretionary	13.6
Energy	9.4

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	96.8%
Convertible Securities	0.9%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 17.8%

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	610,600	$34,493
Media - 4.5%
Comcast Corp. Class A	1,114,400	63,900
Endeavor Group Holdings, Inc. (a)	758,230	20,233
Interpublic Group of Companies, Inc.	670,000	22,572
Omnicom Group, Inc.	264,500	21,752
		128,457

TOTAL COMMUNICATION SERVICES		162,950

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.4%
Faurecia SA (b)	18,369	994
Magna International, Inc. Class A	99,400	9,999
		10,993
Automobiles - 1.9%
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	511,679	15,309
General Motors Co. (a)	389,900	23,125
Stellantis NV	750,900	14,695
		53,129
Hotels, Restaurants & Leisure - 1.3%
Churchill Downs, Inc.	57,100	11,393
Elior SA (a)(c)	908,700	7,184
The Booking Holdings, Inc. (a)	8,000	18,892
		37,469
Household Durables - 1.9%
D.R. Horton, Inc.	250,900	23,908
Mohawk Industries, Inc. (a)	79,300	16,707
NVR, Inc. (a)	3,010	14,711
		55,326
Internet & Direct Marketing Retail - 1.5%
Coupang Corp. unit (d)	734,506	26,964
Coupang, Inc. Class A (a)(b)	22,600	922
eBay, Inc.	138,300	8,420
Farfetch Ltd. Class A (a)	152,100	7,047
		43,353
Leisure Products - 0.5%
Allstar Co-Invest Blocker LP (a)(d)	30,774	7,074
Peloton Interactive, Inc. Class A (a)	58,816	6,488
		13,562
Specialty Retail - 1.9%
AutoZone, Inc. (a)	9,900	13,925
Best Buy Co., Inc.	115,100	13,379
Industria de Diseno Textil SA	371,000	14,377
National Vision Holdings, Inc. (a)	124,300	6,174
Vroom, Inc. (b)	137,300	6,070
		53,925
Textiles, Apparel & Luxury Goods - 2.9%
Allbirds, Inc. (a)(d)(e)	22,235	240
Brunello Cucinelli SpA	545,800	34,406
PVH Corp. (a)	117,100	13,445
Ralph Lauren Corp.	64,300	7,978
Tapestry, Inc. (a)	360,800	16,196
Under Armour, Inc. Class A (sub. vtg.) (a)	393,700	8,890
		81,155

TOTAL CONSUMER DISCRETIONARY		348,912

CONSUMER STAPLES - 3.8%
Beverages - 1.7%
Diageo PLC sponsored ADR	72,300	13,972
Molson Coors Beverage Co. Class B (a)	154,800	9,028
The Coca-Cola Co.	457,200	25,279
		48,279
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	237,400	10,633
Kroger Co.	473,900	17,525
		28,158
Food Products - 0.4%
Greencore Group PLC (a)	5,092,161	10,193
Tobacco - 0.7%
Altria Group, Inc.	430,500	21,189

TOTAL CONSUMER STAPLES		107,819

ENERGY - 9.3%
Energy Equipment & Services - 1.2%
Oceaneering International, Inc. (a)	504,852	7,204
Odfjell Drilling Ltd. (a)	3,848,024	10,208
Schlumberger Ltd.	432,100	13,538
Technip Energies NV ADR (a)	58,160	875
TechnipFMC PLC (a)	291,100	2,501
		34,326
Oil, Gas & Consumable Fuels - 8.1%
Canadian Natural Resources Ltd.	686,200	24,082
Cheniere Energy, Inc. (a)	358,500	30,437
Energy Transfer LP	699,300	6,923
EQT Corp. (a)	306,000	6,389
Exxon Mobil Corp.	1,090,900	63,676
Golar LNG Ltd. (a)	762,800	9,688
Hess Corp.	538,100	45,104
Range Resources Corp. (a)	421,700	5,718
The Williams Companies, Inc.	942,997	24,839
Valero Energy Corp.	166,700	13,403
		230,259

TOTAL ENERGY		264,585

FINANCIALS - 18.2%
Banks - 8.3%
Bank of America Corp.	1,396,000	59,176
Comerica, Inc.	170,000	13,343
HDFC Bank Ltd. sponsored ADR (a)	144,800	11,082
PNC Financial Services Group, Inc.	275,000	53,537
Wells Fargo & Co.	2,097,800	98,009
		235,147
Capital Markets - 2.9%
Goldman Sachs Group, Inc.	81,800	30,431
Morgan Stanley	309,600	28,158
Sixth Street Specialty Lending, Inc.	1,043,239	23,285
		81,874
Insurance - 5.4%
American International Group, Inc.	973,000	51,413
Arch Capital Group Ltd. (a)	602,500	24,034
Chubb Ltd.	196,709	33,439
First American Financial Corp.	125,500	8,071
Hiscox Ltd. (a)	639,207	7,121
MetLife, Inc.	353,100	23,079
RenaissanceRe Holdings Ltd.	33,000	5,086
		152,243
Thrifts & Mortgage Finance - 1.6%
Housing Development Finance Corp. Ltd.	329,468	11,598
Radian Group, Inc.	1,499,623	35,016
		46,614

TOTAL FINANCIALS		515,878

HEALTH CARE - 15.4%
Biotechnology - 1.1%
Amgen, Inc.	93,800	22,319
Regeneron Pharmaceuticals, Inc. (a)	16,800	8,441
		30,760
Health Care Equipment & Supplies - 3.8%
Becton, Dickinson & Co.	89,800	21,722
Boston Scientific Corp. (a)	596,400	25,377
Butterfly Network, Inc. (d)	557,178	6,547
Butterfly Network, Inc.	1,101,048	12,290
Butterfly Network, Inc. Class A (a)(b)	279,000	3,278
Danaher Corp.	110,300	28,252
Hologic, Inc. (a)	170,400	10,745
		108,211
Health Care Providers & Services - 4.4%
Centene Corp. (a)	292,700	21,543
Cigna Corp.	103,700	26,843
Guardant Health, Inc. (a)	73,400	9,110
Oak Street Health, Inc. (a)	270,133	16,313
UnitedHealth Group, Inc.	96,000	39,544
Universal Health Services, Inc. Class B	69,300	11,062
		124,415
Life Sciences Tools & Services - 0.8%
Bruker Corp.	347,922	24,160
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	1,009,200	66,325
Eli Lilly & Co.	174,600	34,875
Roche Holding AG (participation certificate)	57,910	20,146
Sanofi SA	133,300	14,177
Viatris, Inc.	1,054,400	16,069
		151,592

TOTAL HEALTH CARE		439,138

INDUSTRIALS - 14.3%
Aerospace & Defense - 4.0%
BWX Technologies, Inc.	218,100	13,640
General Dynamics Corp.	127,100	24,138
Huntington Ingalls Industries, Inc.	118,700	25,664
Kratos Defense & Security Solutions, Inc. (a)	1,096	27
Northrop Grumman Corp.	70,800	25,904
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	58,589	24,607
Class C (a)(d)(e)	818	344
		114,324
Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (a)	104,800	15,398
Airlines - 0.3%
JetBlue Airways Corp. (a)	478,400	9,616
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	135,300	13,958
Jeld-Wen Holding, Inc. (a)	254,700	7,134
		21,092
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	149,600	11,753
U.S. Ecology, Inc. (a)	89,235	3,536
		15,289
Construction & Engineering - 0.6%
AECOM (a)	122,500	7,964
Argan, Inc.	164,600	8,082
		16,046
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	235,100	13,972
Industrial Conglomerates - 5.0%
General Electric Co.	9,207,300	129,450
Melrose Industries PLC	4,646,228	11,400
		140,850
Machinery - 0.6%
Donaldson Co., Inc.	121,700	7,496
Pentair PLC	143,200	9,877
		17,373
Marine - 0.4%
Goodbulk Ltd. (a)(e)	959,290	10,498
Professional Services - 0.6%
Leidos Holdings, Inc.	95,700	9,833
Science Applications International Corp.	72,000	6,470
		16,303
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	357,886	17,082

TOTAL INDUSTRIALS		407,843

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	722,600	38,226
Ericsson (B Shares)	1,266,000	16,793
		55,019
Electronic Equipment & Components - 0.6%
Keysight Technologies, Inc. (a)	119,300	16,986
IT Services - 2.7%
Akamai Technologies, Inc. (a)	132,000	15,076
Euronet Worldwide, Inc. (a)	58,700	8,784
Fidelity National Information Services, Inc.	123,300	18,369
Fiserv, Inc. (a)	1	0
Visa, Inc. Class A	147,900	33,618
		75,847
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc. (b)	92,500	15,226
Intel Corp.	514,200	29,371
		44,597

TOTAL INFORMATION TECHNOLOGY		192,449

MATERIALS - 5.2%
Chemicals - 1.7%
LG Chemical Ltd.	28,050	20,726
Nutrien Ltd.	170,120	10,481
Olin Corp.	324,300	15,855
		47,062
Containers & Packaging - 1.3%
Avery Dennison Corp.	59,000	13,011
O-I Glass, Inc. (a)	1,266,700	23,345
		36,356
Metals & Mining - 2.2%
Franco-Nevada Corp.	133,400	19,717
Freeport-McMoRan, Inc.	479,700	20,493
Newcrest Mining Ltd.	407,095	8,922
Novagold Resources, Inc. (a)	1,424,280	14,538
		63,670

TOTAL MATERIALS		147,088

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Cousins Properties, Inc.	186,288	6,909
Gaming & Leisure Properties	286,083	13,263
Healthcare Trust of America, Inc.	235,700	6,461
Simon Property Group, Inc.	82,100	10,549
Spirit Realty Capital, Inc.	284,060	13,425
VEREIT, Inc.	151,500	7,207
VICI Properties, Inc. (b)	485,500	15,114
		72,928
UTILITIES - 2.2%
Electric Utilities - 1.8%
Duke Energy Corp.	254,400	25,496
FirstEnergy Corp.	226,100	8,571
Southern Co.	284,800	18,204
		52,271
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	445,100	11,310

TOTAL UTILITIES		63,581

TOTAL COMMON STOCKS
(Cost $1,889,774)		2,723,171

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (a)(d)(e)	8,775	95
Series B (a)(d)(e)	1,540	17
Series C (a)(d)(e)	14,735	159
Series D (a)(d)(e)	28,273	305
Series Seed (a)(d)(e)	41,664	449
Bolt Threads, Inc. Series D (a)(d)(e)	390,327	4,672
		5,697
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc.:
Series C (a)(d)(e)	1,587	21
Series D (a)(d)(e)	25,534	336
Series I (a)(d)(e)	60,179	791
		1,148
Food Products - 0.4%
Bowery Farming, Inc. Series C1 (d)(e)	161,754	9,746
TOTAL CONSUMER STAPLES		10,894
HEALTH CARE - 0.1%
Biotechnology - 0.1%
National Resilience, Inc. Series B (d)(e)	243,347	3,324
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(d)(e)	7,570	3,179

TOTAL CONVERTIBLE PREFERRED STOCKS		23,094

Nonconvertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany)	235,100	26,593
TOTAL PREFERRED STOCKS
(Cost $41,576)		49,687
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (d)(e)	2,915	2,915
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (c)(e)(f)(g)	214	9
TOTAL CORPORATE BONDS
(Cost $3,131)		2,924
	Shares	Value (000s)

Other - 0.1%
ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(h)
(Cost $8,368)	8,367,654	3,715

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.03% (i)	60,548,353	60,560
Fidelity Securities Lending Cash Central Fund 0.03% (i)(j)	27,610,240	27,613
TOTAL MONEY MARKET FUNDS
(Cost $88,173)		88,173
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $2,031,022)		2,867,670
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(25,995)
NET ASSETS - 100%		$2,841,675

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,502,000 or 0.8% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $95,498,000 or 3.4% of net assets.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$244
Allbirds, Inc. Series A	10/9/18	$96
Allbirds, Inc. Series B	10/9/18	$17
Allbirds, Inc. Series C	10/9/18	$162
Allbirds, Inc. Series D	12/23/19	$364
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$416
Allstar Co-Invest Blocker LP	8/1/11	$3,873
Bolt Threads, Inc. Series D	12/13/17	$6,261
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$2,915
Bowery Farming, Inc. Series C1	5/18/21	$9,746
Butterfly Network, Inc.	2/12/21	$5,572
Coupang Corp. unit	6/12/20	$5,509
National Resilience, Inc. Series B	12/1/20	$3,324
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Sweetgreen, Inc. Series C	9/13/19	$27
Sweetgreen, Inc. Series D	9/13/19	$437
Sweetgreen, Inc. Series I	9/13/19	$1,029
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$8,368

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$11
Fidelity Securities Lending Cash Central Fund	235
Total	$246

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$162,950	$142,717	$20,233	$--
Consumer Discretionary	381,202	341,227	34,038	5,937
Consumer Staples	118,713	107,819	--	10,894
Energy	264,585	264,585	--	--
Financials	515,878	515,878	--	--
Health Care	442,462	426,848	12,290	3,324
Industrials	411,022	372,394	--	38,628
Information Technology	192,449	192,449	--	--
Materials	147,088	147,088	--	--
Real Estate	72,928	72,928	--	--
Utilities	63,581	63,581	--	--
Corporate Bonds	2,924	--	--	2,924
Other	3,715	--	--	3,715
Money Market Funds	88,173	88,173	--	--
Total Investments in Securities:	$2,867,670	$2,735,687	$66,561	$65,422

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Industrials
Beginning Balance	$29,574
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	9,054
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$38,628
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2021	$9,054
Other Investments in Securities
Beginning Balance	$29,812
Net Realized Gain (Loss) on Investment Securities	46
Net Unrealized Gain (Loss) on Investment Securities	(700)
Cost of Purchases	18,648
Proceeds of Sales	(4,080)
Amortization/Accretion	(5,577)
Transfers into Level 3	9
Transfers out of Level 3	(11,364)
Ending Balance	$26,794
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2021	$(696)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.2%
Canada	2.9%
Bermuda	2.4%
United Kingdom	2.1%
Switzerland	1.9%
Korea (South)	1.7%
Italy	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,075) — See accompanying schedule: Unaffiliated issuers (cost $1,942,849)	$2,779,497
Fidelity Central Funds (cost $88,173)	88,173
Total Investment in Securities (cost $2,031,022)		$2,867,670
Cash		2,760
Restricted cash		20
Receivable for investments sold		559
Receivable for fund shares sold		371
Dividends receivable		4,286
Interest receivable		41
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		1
Other receivables		25
Total assets		2,875,737
Liabilities
Payable for investments purchased	$4,454
Payable for fund shares redeemed	820
Accrued management fee	766
Other affiliated payables	369
Other payables and accrued expenses	50
Collateral on securities loaned	27,603
Total liabilities		34,062
Net Assets		$2,841,675
Net Assets consist of:
Paid in capital		$1,847,657
Total accumulated earnings (loss)		994,018
Net Assets		$2,841,675
Net Asset Value, offering price and redemption price per share ($2,841,675 ÷ 63,581 shares)		$44.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends		$24,256
Non-Cash dividends		1,876
Income from Fidelity Central Funds (including $235 from security lending)		246
Total income		26,378
Expenses
Management fee
Basic fee	$6,810
Performance adjustment	(2,818)
Transfer agent fees	1,706
Accounting fees	384
Custodian fees and expenses	29
Independent trustees' fees and expenses	5
Registration fees	37
Audit	43
Legal	5
Interest	1
Miscellaneous	4
Total expenses before reductions	6,206
Expense reductions	(85)
Total expenses after reductions		6,121
Net investment income (loss)		20,257
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	139,294
Fidelity Central Funds	(10)
Foreign currency transactions	45
Total net realized gain (loss)		139,329
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	484,376
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		484,384
Net gain (loss)		623,713
Net increase (decrease) in net assets resulting from operations		$643,970

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,257	$38,292
Net realized gain (loss)	139,329	182,154
Change in net unrealized appreciation (depreciation)	484,384	(239,605)
Net increase (decrease) in net assets resulting from operations	643,970	(19,159)
Distributions to shareholders	(190,997)	(127,086)
Share transactions
Proceeds from sales of shares	180,358	68,685
Reinvestment of distributions	181,627	120,699
Cost of shares redeemed	(304,083)	(703,298)
Net increase (decrease) in net assets resulting from share transactions	57,902	(513,914)
Total increase (decrease) in net assets	510,875	(660,159)
Net Assets
Beginning of period	2,330,800	2,990,959
End of period	$2,841,675	$2,330,800
Other Information
Shares
Sold	4,580	2,085
Issued in reinvestment of distributions	5,013	3,211
Redeemed	(7,722)	(21,417)
Net increase (decrease)	1,871	(16,121)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Millennium Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$37.77	$38.43	$40.52	$42.70	$37.56	$38.99
Income from Investment Operations
Net investment income (loss)A	.32	.54	.62	.43	.38	.43
Net realized and unrealized gain (loss)	9.75	.45B	3.11	.87	7.01	2.31
Total from investment operations	10.07	.99	3.73	1.30	7.39	2.74
Distributions from net investment income	(.58)	(.36)	(.39)	(.36)	(.43)	(.35)
Distributions from net realized gain	(2.56)	(1.29)	(5.43)	(3.12)	(1.82)	(3.82)
Total distributions	(3.15)C	(1.65)	(5.82)	(3.48)	(2.25)	(4.17)
Net asset value, end of period	$44.69	$37.77	$38.43	$40.52	$42.70	$37.56
Total ReturnD,E	28.60%	2.60%	12.82%	3.19%	20.69%	8.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.46%	.61%	.64%	.54%	.57%
Expenses net of fee waivers, if any	.48%H	.46%	.61%	.64%	.54%	.57%
Expenses net of all reductions	.47%H	.45%	.61%	.63%	.54%	.57%
Net investment income (loss)	1.56%H	1.61%	1.72%	1.03%	.98%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$2,842	$2,331	$2,991	$3,206	$3,288	$3,045
Portfolio turnover rateI	32%H	22%	34%	37%	31%	44%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$48,285	Market comparable	Enterprise value/Sales multiple (EV/S)	4.0 - 11.3 / 9.7	Increase
			Premium rate	7.8% - 129.6% / 103.7%	Increase
		Market approach	Transaction price	$3.95 - $419.99 / $279.68	Increase
Corporate Bonds	$2,924	Market approach	Transaction price	$100.00	Increase
		Indicative market bid	Evaluated bid	$4.00	Increase
Other	$3,715	Discounted cash flow	Discount rate	15.7%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$943,344
Gross unrealized depreciation	(107,708)
Net unrealized appreciation (depreciation)	$835,636
Tax cost	$2,032,034

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity New Millennium Fund	3,735.13

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Millennium Fund	398,716	570,847

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged 23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .31% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Millennium Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity New Millennium Fund	$15

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity New Millennium Fund	Borrower	$6,320.33%		$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Millennium Fund	14,233	42,098

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity New Millennium Fund	$2

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity New Millennium Fund	$6	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $81 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $4.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity New Millennium Fund	.48%
Actual		$1,000.00	$1,286.00	$2.74
Hypothetical-C		$1,000.00	$1,022.54	$2.42

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Millennium Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity New Millennium Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity New Millennium Fund

The Board considered that effective February 1, 2017, the fund's individual fund fee rate was reduced from 0.35% to 0.30%. The Board considered that the chart below reflects the fund's management rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

NMF-SANN-0721
1.704547.123

Fidelity® Growth Strategies Fund

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2021

% of fund's net assets
KLA Corp.	3.0
EPAM Systems, Inc.	2.6
MSCI, Inc.	2.6
Charles River Laboratories International, Inc.	2.3
Mettler-Toledo International, Inc.	2.3
Cadence Design Systems, Inc.	2.2
ResMed, Inc.	2.1
Entegris, Inc.	2.0
IDEXX Laboratories, Inc.	1.9
West Pharmaceutical Services, Inc.	1.9
22.9

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Information Technology	36.0
Health Care	20.3
Industrials	17.3
Consumer Discretionary	9.8
Financials	6.6

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments – 3.8%

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.4%
Entertainment - 1.9%
Electronic Arts, Inc.	83,000	$11,863
Take-Two Interactive Software, Inc. (a)	271,300	50,342
		62,205
Interactive Media & Services - 1.5%
Match Group, Inc. (a)	324,300	46,498

TOTAL COMMUNICATION SERVICES		108,703

CONSUMER DISCRETIONARY - 9.8%
Distributors - 1.5%
Pool Corp.	108,000	47,147
Hotels, Restaurants & Leisure - 0.9%
Churchill Downs, Inc.	25,600	5,108
Domino's Pizza, Inc.	55,900	23,862
		28,970
Household Durables - 2.1%
D.R. Horton, Inc.	56,200	5,355
Lennar Corp. Class A	244,300	24,188
NVR, Inc. (a)	1,650	8,064
Tempur Sealy International, Inc.	753,540	29,011
		66,618
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	241,900	14,727
Etsy, Inc. (a)	175,600	28,927
		43,654
Multiline Retail - 0.8%
Dollar General Corp.	130,000	26,385
Specialty Retail - 3.2%
AutoZone, Inc. (a)	13,000	18,286
Best Buy Co., Inc.	257,200	29,897
RH (a)	35,800	22,950
Tractor Supply Co.	63,003	11,448
Williams-Sonoma, Inc.	133,600	22,651
		105,232

TOTAL CONSUMER DISCRETIONARY		318,006

CONSUMER STAPLES - 4.0%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	27,300	28,888
Brown-Forman Corp. Class B (non-vtg.)	303,099	24,357
		53,245
Food Products - 1.2%
Bunge Ltd.	161,000	13,978
Darling Ingredients, Inc. (a)	361,900	24,776
		38,754
Household Products - 1.0%
Church & Dwight Co., Inc.	380,000	32,577
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	22,200	6,805

TOTAL CONSUMER STAPLES		131,381

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
PDC Energy, Inc.	352,500	14,883
FINANCIALS - 6.6%
Capital Markets - 5.5%
Ameriprise Financial, Inc.	49,001	12,732
LPL Financial	48,400	7,157
MarketAxess Holdings, Inc.	84,900	39,609
Moody's Corp.	33,600	11,268
MSCI, Inc.	177,000	82,859
Nordnet AB	560,000	10,430
S&P Global, Inc.	28,800	10,929
Tradeweb Markets, Inc. Class A	38,900	3,259
		178,243
Insurance - 1.1%
Arthur J. Gallagher & Co.	158,200	23,194
Progressive Corp.	118,000	11,691
		34,885

TOTAL FINANCIALS		213,128

HEALTH CARE - 20.3%
Biotechnology - 0.6%
Avid Bioservices, Inc. (a)	284,137	6,046
Natera, Inc. (a)	146,000	13,744
		19,790
Health Care Equipment & Supplies - 9.5%
DexCom, Inc. (a)	137,131	50,655
Edwards Lifesciences Corp. (a)	95,000	9,111
Hologic, Inc. (a)	390,000	24,593
IDEXX Laboratories, Inc. (a)	113,600	63,401
Intuitive Surgical, Inc. (a)	6,901	5,812
Masimo Corp. (a)	104,700	22,573
ResMed, Inc.	339,200	69,824
West Pharmaceutical Services, Inc.	181,000	62,899
		308,868
Health Care Providers & Services - 1.5%
Guardant Health, Inc. (a)	129,328	16,052
Laboratory Corp. of America Holdings (a)	84,000	23,056
Tenet Healthcare Corp. (a)	126,722	8,479
		47,587
Health Care Technology - 1.9%
Veeva Systems, Inc. Class A (a)	214,000	62,347
Life Sciences Tools & Services - 5.3%
10X Genomics, Inc. (a)	24,900	4,482
Bio-Rad Laboratories, Inc. Class A (a)	22,600	13,614
Charles River Laboratories International, Inc. (a)	220,800	74,628
Maravai LifeSciences Holdings, Inc.	27,405	1,029
Mettler-Toledo International, Inc. (a)	57,000	74,154
Waters Corp. (a)	11,100	3,577
		171,484
Pharmaceuticals - 1.5%
Horizon Therapeutics PLC (a)	312,400	28,635
Royalty Pharma PLC (b)	490,000	19,659
		48,294

TOTAL HEALTH CARE		658,370

INDUSTRIALS - 17.3%
Aerospace & Defense - 1.2%
TransDigm Group, Inc. (a)	61,000	39,579
Airlines - 0.5%
Southwest Airlines Co. (a)	252,400	15,513
Building Products - 3.2%
Carrier Global Corp.	850,000	39,041
Fortune Brands Home & Security, Inc.	191,000	19,704
The AZEK Co., Inc.	495,000	21,547
Trane Technologies PLC	41,600	7,754
Trex Co., Inc. (a)	168,100	16,375
		104,421
Commercial Services & Supplies - 3.0%
Cintas Corp.	120,000	42,425
Copart, Inc. (a)	396,624	51,168
Tetra Tech, Inc.	39,000	4,659
		98,252
Construction & Engineering - 0.3%
Quanta Services, Inc.	116,878	11,144
Electrical Equipment - 3.3%
AMETEK, Inc.	184,100	24,872
Atkore, Inc. (a)	227,700	17,578
Generac Holdings, Inc. (a)	124,300	40,860
Rockwell Automation, Inc.	87,600	23,102
		106,412
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	27,500	12,375
Machinery - 2.4%
IDEX Corp.	75,000	16,700
Otis Worldwide Corp.	380,700	29,820
Toro Co.	270,000	29,994
		76,514
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp. Class A	99,000	8,408
CoStar Group, Inc. (a)	22,000	18,788
Verisk Analytics, Inc.	83,000	14,345
		41,541
Road & Rail - 1.7%
Old Dominion Freight Lines, Inc.	187,300	49,719
Ryder System, Inc.	30,597	2,503
TuSimple Holdings, Inc. (a)	63,100	2,419
		54,641

TOTAL INDUSTRIALS		560,392

INFORMATION TECHNOLOGY - 36.0%
Electronic Equipment & Components - 3.3%
Amphenol Corp. Class A	525,709	35,359
Keysight Technologies, Inc. (a)	153,000	21,784
Zebra Technologies Corp. Class A (a)	100,900	50,152
		107,295
IT Services - 5.0%
Adyen BV (a)(c)	1,394	3,222
EPAM Systems, Inc. (a)	177,200	84,631
Global Payments, Inc.	35,000	6,780
Okta, Inc. (a)(b)	186,500	41,485
Twilio, Inc. Class A (a)	73,700	24,763
		160,881
Semiconductors & Semiconductor Equipment - 10.7%
Analog Devices, Inc.	50,888	8,376
ASM International NV (Netherlands)	9,306	2,927
Broadcom, Inc.	16,900	7,982
Enphase Energy, Inc. (a)	80,000	11,444
Entegris, Inc.	574,000	65,694
KLA Corp.	310,500	98,396
Lam Research Corp.	50,000	32,493
Marvell Technology, Inc.	472,000	22,798
MKS Instruments, Inc.	23,400	4,405
NXP Semiconductors NV	72,300	15,286
Qorvo, Inc. (a)	131,400	24,009
Skyworks Solutions, Inc.	91,500	15,555
SolarEdge Technologies, Inc. (a)	147,700	38,108
		347,473
Software - 17.0%
Adobe, Inc. (a)	16,600	8,376
ANSYS, Inc. (a)	154,200	52,110
Atlassian Corp. PLC (a)	107,252	25,020
Cadence Design Systems, Inc. (a)	569,100	72,270
Coupa Software, Inc. (a)	35,700	8,504
Crowdstrike Holdings, Inc. (a)	68,000	15,106
DocuSign, Inc. (a)	110,843	22,348
Duck Creek Technologies, Inc. (a)(b)	152,200	5,983
Dynatrace, Inc. (a)	407,600	21,089
Elastic NV (a)	130,400	15,415
Fair Isaac Corp. (a)	5,000	2,530
Five9, Inc. (a)	172,294	30,513
Fortinet, Inc. (a)	282,000	61,628
HubSpot, Inc. (a)	32,100	16,191
Intuit, Inc.	20,400	8,957
Paycom Software, Inc. (a)	78,100	25,742
Qualtrics International, Inc.	15,100	520
RingCentral, Inc. (a)	170,700	44,804
Synopsys, Inc. (a)	217,000	55,192
The Trade Desk, Inc. (a)	88,238	51,896
Zscaler, Inc. (a)	30,000	5,826
		550,020

TOTAL INFORMATION TECHNOLOGY		1,165,669

MATERIALS - 0.7%
Chemicals - 0.3%
Corbion NV	32,991	1,920
Sherwin-Williams Co.	36,801	10,434
		12,354
Containers & Packaging - 0.1%
O-I Glass, Inc. (a)	149,793	2,761
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	136,000	9,141

TOTAL MATERIALS		24,256

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	19,500	5,813
TOTAL COMMON STOCKS
(Cost $1,812,212)		3,200,601

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.03% (d)	38,563,665	38,571
Fidelity Securities Lending Cash Central Fund 0.03% (d)(e)	26,561,140	26,564
TOTAL MONEY MARKET FUNDS
(Cost $65,134)		65,135
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,877,346)		3,265,736
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(24,901)
NET ASSETS - 100%		$3,240,835

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,222,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$12
Fidelity Securities Lending Cash Central Fund	11
Total	$23

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$108,703	$108,703	$--	$--
Consumer Discretionary	318,006	318,006	--	--
Consumer Staples	131,381	131,381	--	--
Energy	14,883	14,883	--	--
Financials	213,128	213,128	--	--
Health Care	658,370	658,370	--	--
Industrials	560,392	560,392	--	--
Information Technology	1,165,669	1,165,669	--	--
Materials	24,256	24,256	--	--
Real Estate	5,813	5,813	--	--
Money Market Funds	65,135	65,135	--	--
Total Investments in Securities:	$3,265,736	$3,265,736	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,063) — See accompanying schedule: Unaffiliated issuers (cost $1,812,212)	$3,200,601
Fidelity Central Funds (cost $65,134)	65,135
Total Investment in Securities (cost $1,877,346)		$3,265,736
Receivable for investments sold		10,902
Receivable for fund shares sold		420
Dividends receivable		1,360
Distributions receivable from Fidelity Central Funds		3
Prepaid expenses		1
Other receivables		53
Total assets		3,278,475
Liabilities
Payable for investments purchased	$7,239
Payable for fund shares redeemed	2,273
Accrued management fee	1,023
Other affiliated payables	472
Other payables and accrued expenses	70
Collateral on securities loaned	26,563
Total liabilities		37,640
Net Assets		$3,240,835
Net Assets consist of:
Paid in capital		$1,578,618
Total accumulated earnings (loss)		1,662,217
Net Assets		$3,240,835
Net Asset Value and Maximum Offering Price
Growth Strategies:
Net Asset Value, offering price and redemption price per share ($3,021,321 ÷ 48,441.1 shares)		$62.37
Class K:
Net Asset Value, offering price and redemption price per share ($219,514 ÷ 3,486.3 shares)		$62.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends		$6,598
Income from Fidelity Central Funds (including $11 from security lending)		23
Total income		6,621
Expenses
Management fee
Basic fee	$8,547
Performance adjustment	(2,697)
Transfer agent fees	2,340
Accounting fees	475
Custodian fees and expenses	22
Independent trustees' fees and expenses	7
Registration fees	40
Audit	29
Legal	5
Miscellaneous	6
Total expenses before reductions	8,774
Expense reductions	(68)
Total expenses after reductions		8,706
Net investment income (loss)		(2,085)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	278,000
Foreign currency transactions	2
Total net realized gain (loss)		278,002
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	28,770
Total change in net unrealized appreciation (depreciation)		28,770
Net gain (loss)		306,772
Net increase (decrease) in net assets resulting from operations		$304,687

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,085)	$2,464
Net realized gain (loss)	278,002	255,015
Change in net unrealized appreciation (depreciation)	28,770	448,696
Net increase (decrease) in net assets resulting from operations	304,687	706,175
Distributions to shareholders	(254,989)	(107,380)
Share transactions - net increase (decrease)	(55,601)	(447,946)
Total increase (decrease) in net assets	(5,903)	150,849
Net Assets
Beginning of period	3,246,738	3,095,889
End of period	$3,240,835	$3,246,738

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Strategies Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$61.57	$50.98	$41.90	$40.96	$33.87	$33.91
Income from Investment Operations
Net investment income (loss)A	(.04)	.04B	.30	.25C	.16D	.16E
Net realized and unrealized gain (loss)	5.84	12.31	9.13	.87	7.13	(.16)
Total from investment operations	5.80	12.35	9.43	1.12	7.29	–
Distributions from net investment income	–	(.22)	(.28)	(.16)	(.18)	(.04)
Distributions from net realized gain	(5.00)	(1.55)	(.06)	(.02)	(.02)	–
Total distributions	(5.00)	(1.76)F	(.35)F	(.18)	(.20)	(.04)
Redemption fees added to paid in capitalA	–	–	–	–	–G	–G
Net asset value, end of period	$62.37	$61.57	$50.98	$41.90	$40.96	$33.87
Total ReturnH,I	9.86%	25.02%	22.76%	2.74%	21.63%	.02%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.55%L	.63%	.56%	.59%	.78%	.94%
Expenses net of fee waivers, if any	.55%L	.63%	.56%	.59%	.78%	.94%
Expenses net of all reductions	.54%L	.63%	.55%	.59%	.78%	.94%
Net investment income (loss)	(.14)%L	.07%B	.67%	.59%C	.43%D	.49%E
Supplemental Data
Net assets, end of period (in millions)	$3,021	$3,011	$2,860	$2,349	$2,455	$2,080
Portfolio turnover rateM	44%L	67%	66%N	43%N	73%N	63%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03) %.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .27%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .34%.

 F Total distributions per share do not sum due to rounding.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$62.08	$51.38	$42.23	$41.29	$34.14	$34.17
Income from Investment Operations
Net investment income (loss)A	(.01)	.10B	.36	.31C	.21D	.21E
Net realized and unrealized gain (loss)	5.89	12.42	9.20	.86	7.19	(.14)
Total from investment operations	5.88	12.52	9.56	1.17	7.40	.07
Distributions from net investment income	–	(.27)	(.34)	(.21)	(.23)	(.10)
Distributions from net realized gain	(5.00)	(1.55)	(.06)	(.02)	(.02)	–
Total distributions	(5.00)	(1.82)	(.41)F	(.23)	(.25)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–	–G	–G
Net asset value, end of period	$62.96	$62.08	$51.38	$42.23	$41.29	$34.14
Total ReturnH,I	9.92%	25.17%	22.94%	2.84%	21.81%	.20%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.44%L	.52%	.43%	.46%	.63%	.78%
Expenses net of fee waivers, if any	.44%L	.52%	.43%	.46%	.63%	.78%
Expenses net of all reductions	.44%L	.51%	.43%	.46%	.63%	.78%
Net investment income (loss)	(.03)%L	.19%B	.79%	.72%C	.57%D	.64%E
Supplemental Data
Net assets, end of period (in millions)	$220	$236	$236	$205	$272	$475
Portfolio turnover rateM	44%L	67%	66%N	43%N	73%N	63%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .51%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .42%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .50%.

 F Total distributions per share do not sum due to rounding.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Strategies Fund	$29

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,396,057
Gross unrealized depreciation	(7,734)
Net unrealized appreciation (depreciation)	$1,388,323
Tax cost	$1,877,413

At the prior fiscal period end, the Fund was required to defer approximately $896 of ordinary losses recognized during the period January 1, 2020 to November 30, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies Fund	701,326	1,085,711

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Strategies	$2,291.15
Class K	49.04
	$2,340

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Strategies Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Strategies Fund	$7

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies Fund	62,641	40,182

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Growth Strategies Fund	$3

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Strategies Fund	$1	$–(a)	$–

 (a) In the amount of less than five hundred dollars.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $63 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2021	Year ended November 30, 2020
Fidelity Growth Strategies Fund
Distributions to shareholders
Growth Strategies	$236,172	$99,083
Class K	18,817	8,297
Total	$254,989	$107,380

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2021	Year ended November 30, 2020	Six months ended May 31, 2021	Year ended November 30, 2020
Fidelity Growth Strategies Fund
Growth Strategies
Shares sold	2,037	7,710	$125,048	$395,448
Reinvestment of distributions	3,814	1,884	225,526	94,591
Shares redeemed	(6,307)	(16,794)	(386,455)	(894,236)
Net increase (decrease)	(456)	(7,200)	$(35,881)	$(404,197)
Class K
Shares sold	247	1,194	$15,269	$61,966
Reinvestment of distributions	315	164	18,817	8,297
Shares redeemed	(880)	(2,150)	(53,806)	(114,012)
Net increase (decrease)	(318)	(792)	$(19,720)	$(43,749)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Growth Strategies Fund
Growth Strategies	.55%
Actual		$1,000.00	$1,098.60	$2.88
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Class K	.44%
Actual		$1,000.00	$1,099.20	$2.30
Hypothetical-C		$1,000.00	$1,022.74	$2.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Strategies Fund

## 2020 Total Return % vs. Morningstar Mid-Cap Growth and Russell Midcap Growth:

75% beaten
25% beaten
Benchmark
Class K
Retail Class
35.0
30.0
25.0
20.0
15.0
33.4
23.2
22.9
22.8
15.2
1 Year
70.0
60.0
50.0
40.0
69.2
57.0
53.3
52.7
41.3
3 Year
120.0
110.0
100.0
90.0
80.0
119.3
105.8
87.8
86.5
82.0
5 Year

**% Beaten**

| | 1 Year | 3 Year | 5 Year |
|---|---|---|---|
| Retail Class | 57% | 54% | 39% |
| Class K | 58% | 56% | 40% |

The Board considered the fund's underperformance for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Growth Strategies Fund

The Board considered that effective February 1, 2017, the fund's individual fund fee rate was reduced from 0.35% to 0.30%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FEG-SANN-0721
1.704532.123

Fidelity® Series Growth Company Fund

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2021

% of fund's net assets
NVIDIA Corp.	8.2
Apple, Inc.	6.7
Amazon.com, Inc.	6.4
Microsoft Corp.	4.2
Alphabet, Inc. Class A	3.9
lululemon athletica, Inc.	2.9
Salesforce.com, Inc.	2.4
Alphabet, Inc. Class C	2.3
Shopify, Inc. Class A	2.0
Wayfair LLC Class A	1.8
40.8

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Information Technology	35.7
Consumer Discretionary	22.3
Health Care	15.9
Communication Services	12.5
Industrials	6.0

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	97.7%
Convertible Securities	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 9.6%

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATION SERVICES - 12.4%
Entertainment - 3.2%
Activision Blizzard, Inc.	426,628	$41,489,573
Electronic Arts, Inc.	72,254	10,327,264
NetEase, Inc. ADR	80,520	9,495,724
Netflix, Inc. (a)	155,429	78,151,255
Roblox Corp. (a)(b)	243,700	22,851,749
Roku, Inc. Class A (a)	519,476	180,107,524
Sea Ltd. ADR (a)	333,185	84,375,769
The Walt Disney Co. (a)	61,276	10,946,957
Zynga, Inc. (a)	201,000	2,178,840
		439,924,655
Interactive Media & Services - 8.6%
Alphabet, Inc.:
Class A (a)	230,199	542,544,513
Class C (a)	130,343	314,329,965
Bumble, Inc.	38,100	1,818,132
Facebook, Inc. Class A (a)	754,330	247,970,901
IAC (a)	20,600	3,285,082
Kuaishou Technology Class B (c)	114,800	2,873,901
Match Group, Inc. (a)	9,753	1,398,385
Pinterest, Inc. Class A (a)	37,600	2,455,280
Snap, Inc. Class A (a)	426,881	26,517,848
Tencent Holdings Ltd.	107,190	8,548,739
Twitter, Inc. (a)	161,781	9,383,298
Vimeo, Inc. (a)	33,420	1,403,640
Zillow Group, Inc. Class C (a)(b)	171,000	20,061,720
		1,182,591,404
Media - 0.0%
Comcast Corp. Class A	40,510	2,322,843
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	568,253	80,379,387

TOTAL COMMUNICATION SERVICES		1,705,218,289

CONSUMER DISCRETIONARY - 21.9%
Automobiles - 1.9%
Arrival Group (d)	714,028	13,017,087
Lordstown Motors Corp. (d)	265,864	2,368,848
Neutron Holdings, Inc. (e)	438,358	6,006
Rad Power Bikes, Inc. (d)(e)	249,183	1,202,019
Tesla, Inc. (a)	384,485	240,387,712
XPeng, Inc. ADR (a)(b)	165,100	5,304,663
		262,286,335
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. Class A	4,100	575,640
Chipotle Mexican Grill, Inc. (a)	9,770	13,404,245
Hyatt Hotels Corp. Class A (a)	26,883	2,099,025
Marriott International, Inc. Class A (a)	282,050	40,496,739
McDonald's Corp.	9,125	2,134,246
Penn National Gaming, Inc. (a)	478,200	39,198,054
Planet Fitness, Inc. (a)	15,632	1,231,333
Rush Street Interactive, Inc. (a)	285,400	3,541,814
Rush Street Interactive, Inc. (d)	102,555	1,272,708
Shake Shack, Inc. Class A (a)(b)	14,336	1,347,297
Starbucks Corp.	403,253	45,922,452
The Booking Holdings, Inc. (a)	19,672	46,456,412
Vail Resorts, Inc. (a)	41,400	13,532,832
Yum China Holdings, Inc.	122,112	8,259,656
		219,472,453
Household Durables - 0.9%
D.R. Horton, Inc.	289,810	27,615,995
KB Home	252,250	11,807,823
Lennar Corp. Class A	631,069	62,482,142
PulteGroup, Inc.	46,900	2,710,351
Toll Brothers, Inc.	315,300	20,570,172
Vizio Holding Corp. (a)	103,500	2,260,440
		127,446,923
Internet & Direct Marketing Retail - 9.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	152,029	32,528,125
Amazon.com, Inc. (a)	272,918	879,633,818
Coupang, Inc. Class A (a)(b)	43,000	1,753,970
Deliveroo Holdings PLC (a)(c)	702,600	2,509,434
Etsy, Inc. (a)	42,281	6,964,949
Farfetch Ltd. Class A (a)	86,850	4,023,761
JD.com, Inc. sponsored ADR (a)	350,229	25,895,932
Ocado Group PLC (a)	279,720	7,506,852
Ozon Holdings PLC ADR (b)	44,100	2,340,387
Pinduoduo, Inc. ADR (a)	41,300	5,157,544
Revolve Group, Inc. (a)	320,776	17,783,821
The Honest Co., Inc.	106,126	1,507,201
The RealReal, Inc. (a)	266,118	4,649,081
THG PLC	341,400	2,953,814
thredUP, Inc. (a)(b)	148,723	3,508,376
Wayfair LLC Class A (a)(b)	816,270	250,219,406
Zomato Pvt Ltd. (d)(e)	6,700,000	5,377,944
		1,254,314,415
Leisure Products - 0.3%
Callaway Golf Co.	229,846	8,485,914
Peloton Interactive, Inc. Class A (a)	283,442	31,266,487
		39,752,401
Multiline Retail - 0.4%
Dollar General Corp.	36,940	7,497,342
Dollar Tree, Inc. (a)	48,194	4,698,915
Ollie's Bargain Outlet Holdings, Inc. (a)	422,389	36,511,305
Target Corp.	18,113	4,110,202
		52,817,764
Specialty Retail - 2.8%
Auto1 Group SE (c)	57,600	3,092,852
Carvana Co. Class A (a)	170,324	45,151,189
Cazoo Holdings Ltd. (d)	48,980	1,494,929
Five Below, Inc. (a)	46,300	8,524,756
Floor & Decor Holdings, Inc. Class A (a)	222,800	21,903,468
Lowe's Companies, Inc.	398,123	77,566,304
MYT Netherlands Parent BV ADR (b)	28,200	888,300
RH (a)(b)	172,134	110,346,501
The Home Depot, Inc.	253,277	80,772,568
TJX Companies, Inc.	497,772	33,619,521
Williams-Sonoma, Inc.	52,100	8,833,034
		392,193,422
Textiles, Apparel & Luxury Goods - 4.9%
adidas AG	131,498	47,975,375
Allbirds, Inc. (a)(d)(e)	81,240	875,767
Canada Goose Holdings, Inc. (a)	366,771	14,701,227
Deckers Outdoor Corp. (a)	91,570	30,716,241
Dr. Martens Ltd. (a)	976,100	6,800,599
Figs, Inc. Class A (a)	22,800	778,620
lululemon athletica, Inc. (a)	1,250,180	403,970,663
NIKE, Inc. Class B	362,354	49,446,827
On Holding AG (a)(d)(e)	288	5,780,138
Paymentus Holdings, Inc. (a)	26,200	799,100
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,877,479	89,180,253
Tory Burch LLC (a)(d)(e)(f)	248,840	10,804,633
Under Armour, Inc. Class C (non-vtg.) (a)	253,472	4,831,176
VF Corp.	24,399	1,945,088
		668,605,707

TOTAL CONSUMER DISCRETIONARY		3,016,889,420

CONSUMER STAPLES - 2.3%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	3,758	3,976,565
Fever-Tree Drinks PLC	223,977	8,130,115
Keurig Dr. Pepper, Inc.	561,371	20,748,272
Monster Beverage Corp. (a)	515,635	48,608,911
PepsiCo, Inc.	65,764	9,729,126
The Coca-Cola Co.	847,407	46,853,133
		138,046,122
Food & Staples Retailing - 0.4%
Blink Health, Inc. Series A1 (d)(e)	8,589	280,345
Costco Wholesale Corp.	91,244	34,514,868
Kroger Co.	9,640	356,487
Oatly Group AB ADR (a)(b)	88,500	2,098,335
Performance Food Group Co. (a)	151,468	7,593,091
		44,843,126
Food Products - 0.4%
AppHarvest, Inc. (d)	379,476	6,002,362
Archer Daniels Midland Co.	82,400	5,482,072
Beyond Meat, Inc. (a)(b)	3,100	450,802
Bunge Ltd.	296,254	25,720,772
Darling Ingredients, Inc. (a)	191,569	13,114,814
Freshpet, Inc. (a)	12,950	2,289,819
JDE Peet's BV	7,500	295,869
Laird Superfood, Inc.	79,600	2,601,328
Mondelez International, Inc.	22,517	1,430,505
		57,388,343
Household Products - 0.2%
Church & Dwight Co., Inc.	37,121	3,182,383
Colgate-Palmolive Co.	71,991	6,031,406
Procter & Gamble Co.	139,278	18,781,638
		27,995,427
Personal Products - 0.0%
Unilever PLC (Netherlands)	28,436	1,695,877
Tobacco - 0.3%
Altria Group, Inc.	682,750	33,604,955
JUUL Labs, Inc. Class A (a)(d)(e)	13,297	743,169
Philip Morris International, Inc.	53,900	5,197,577
		39,545,701

TOTAL CONSUMER STAPLES		309,514,596

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Halliburton Co.	583,200	13,092,840
Schlumberger Ltd.	564,700	17,692,051
		30,784,891
Oil, Gas & Consumable Fuels - 0.7%
EOG Resources, Inc.	21,900	1,759,446
Hess Corp.	692,506	58,045,853
Pioneer Natural Resources Co.	23,100	3,515,589
Reliance Industries Ltd.	948,431	28,253,418
Reliance Industries Ltd.	63,228	1,061,567
		92,635,873

TOTAL ENERGY		123,420,764

FINANCIALS - 2.2%
Banks - 1.1%
Bank of America Corp.	994,617	42,161,815
First Republic Bank	100,300	19,201,432
HDFC Bank Ltd. sponsored ADR (a)	346,822	26,542,288
JPMorgan Chase & Co.	256,723	42,164,186
Wells Fargo & Co.	488,400	22,818,048
		152,887,769
Capital Markets - 0.7%
Aspirational Consumer Lifestyle Corp. Class A (a)(b)	61,500	614,385
B3 SA - Brasil Bolsa Balcao	3,612,400	12,092,581
BlackRock, Inc. Class A	29,497	25,870,049
Charles Schwab Corp.	572,451	42,275,506
Coinbase Global, Inc. (a)	13,100	3,098,674
Edelweiss Financial Services Ltd.	635,787	571,624
The Beauty Health Co. (d)	553,828	7,097,860
The Beauty Health Co. (a)	98,100	1,396,944
		93,017,623
Consumer Finance - 0.0%
American Express Co.	12,000	1,921,560
Discover Financial Services	14,882	1,745,063
		3,666,623
Diversified Financial Services - 0.4%
Adimab LLC (a)(d)(e)(f)	762,787	38,740,045
Ant International Co. Ltd. Class C (a)(d)(e)	419,242	1,148,723
BowX Acquisition Corp. (a)(b)	468,900	5,758,092
CM Life Sciences II, Inc. unit (a)	4,100	54,530
Decarbonization Plus Acquisition Corp. Class A (a)(b)	75,100	751,000
Flywire Corp. (a)	12,800	439,552
Social Finance, Inc. (d)	192,954	3,499,221
		50,391,163
Insurance - 0.0%
Oscar Health, Inc. Class A	262,865	5,971,241

TOTAL FINANCIALS		305,934,419

HEALTH CARE - 15.4%
Biotechnology - 8.0%
4D Molecular Therapeutics, Inc.	37,600	998,656
AbbVie, Inc.	82,149	9,299,267
ACADIA Pharmaceuticals, Inc. (a)	1,354,871	30,267,818
ADC Therapeutics SA (a)	166,500	3,604,725
Akouos, Inc. (a)	195,600	2,554,536
Akouos, Inc. (c)	113,263	1,479,215
Akoya Biosciences, Inc. (a)	34,500	718,290
Alector, Inc. (a)	284,360	5,061,608
Allovir, Inc. (a)(b)	509,310	11,938,226
Alnylam Pharmaceuticals, Inc. (a)	873,631	124,046,866
ALX Oncology Holdings, Inc. (a)	23,200	1,312,192
Amgen, Inc.	131,604	31,313,856
Annexon, Inc. (a)	39,300	830,016
Arcutis Biotherapeutics, Inc. (a)	191,800	5,053,930
Argenx SE ADR (a)	113,060	31,542,609
Arrowhead Pharmaceuticals, Inc. (a)	21,559	1,565,183
Ascendis Pharma A/S sponsored ADR (a)	24,489	3,290,832
aTyr Pharma, Inc. (a)	98,879	448,911
Avidity Biosciences, Inc. (b)	200,100	4,750,374
Axcella Health, Inc. (a)	560,401	1,787,679
BeiGene Ltd. ADR (a)	306,182	109,769,309
BioAtla, Inc.	204,965	8,823,743
Biogen, Inc. (a)	2,642	706,682
BioNTech SE ADR (a)	110,102	22,460,808
BioXcel Therapeutics, Inc. (a)(b)	197,798	6,533,268
Bolt Biotherapeutics, Inc.	50,100	877,251
BridgeBio Pharma, Inc. (a)	35,802	2,119,478
Burning Rock Biotech Ltd. ADR	11,800	319,426
Calyxt, Inc. (a)	230,181	992,080
Cerevel Therapeutics Holdings (a)	384,700	5,047,264
ChemoCentryx, Inc. (a)	707,639	7,182,536
Cibus Corp.:
Series C (a)(d)(e)(f)	1,142,857	2,011,428
Series D (a)(d)(e)(f)	750,960	1,321,690
Codiak Biosciences, Inc. (b)	309,262	6,995,506
Connect Biopharma Holdings Ltd. ADR (a)	99,710	1,483,685
CRISPR Therapeutics AG (a)	9,800	1,158,164
Cyclerion Therapeutics, Inc. (a)	65,747	213,020
Cyclerion Therapeutics, Inc. (a)(d)	150,550	487,782
Day One Biopharmaceuticals, Inc. (a)	45,800	1,085,002
Denali Therapeutics, Inc. (a)	69,874	4,443,288
Evelo Biosciences, Inc. (a)	617,214	8,283,012
Exact Sciences Corp. (a)	26,539	2,933,356
Exelixis, Inc. (a)	40,873	921,686
Fate Therapeutics, Inc. (a)	475,616	36,432,186
Foghorn Therapeutics, Inc. (c)	78,183	813,885
Foghorn Therapeutics, Inc.	66,500	692,265
Fusion Pharmaceuticals, Inc. (a)	78,080	641,037
Gemini Therapeutics, Inc. (b)	20,800	255,840
Gemini Therapeutics, Inc. (d)	132,041	1,624,104
Generation Bio Co. (b)	610,060	20,900,656
Immunocore Holdings PLC	101,170	3,940,572
Immunocore Holdings PLC ADR	49,700	2,037,700
Inhibrx, Inc. (a)	108,700	2,300,092
Instil Bio, Inc. (a)	109,200	1,943,760
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(e)	7,022	1
Ionis Pharmaceuticals, Inc. (a)	1,741,447	64,868,901
iTeos Therapeutics, Inc. (a)	40,600	833,924
Karuna Therapeutics, Inc. (a)(b)	385,399	43,095,316
Keros Therapeutics, Inc. (a)	55,700	3,038,992
Kinnate Biopharma, Inc.	56,100	1,317,228
Kronos Bio, Inc. (c)	59,071	1,441,923
Kronos Bio, Inc.	2,900	70,789
Kura Oncology, Inc. (a)	37,900	843,275
Kymera Therapeutics, Inc. (a)	26,300	1,264,767
Lexicon Pharmaceuticals, Inc. (a)	513,922	2,256,118
Moderna, Inc. (a)	339,141	62,744,476
Morphic Holding, Inc. (a)	283,151	13,976,333
Novavax, Inc. (a)	107,100	15,810,102
Olema Pharmaceuticals, Inc.	48,100	1,344,876
ORIC Pharmaceuticals, Inc. (a)	156,808	3,583,063
Passage Bio, Inc. (a)	135,890	1,800,543
Poseida Therapeutics, Inc. (a)	304,608	2,573,938
Poseida Therapeutics, Inc. (c)	214,051	1,808,731
Praxis Precision Medicines, Inc.	353,200	6,919,188
Protagonist Therapeutics, Inc. (a)	245,395	8,615,818
Prothena Corp. PLC (a)	162,205	4,731,520
PTC Therapeutics, Inc. (a)	146,730	5,762,087
Recursion Pharmaceuticals, Inc. (a)	53,900	1,420,804
Regeneron Pharmaceuticals, Inc. (a)	68,221	34,276,277
Relay Therapeutics, Inc. (a)	97,600	3,134,912
Repare Therapeutics, Inc.	20,800	672,256
Repligen Corp. (a)	28,000	5,113,080
Revolution Medicines, Inc. (a)	206,860	6,187,183
Rigel Pharmaceuticals, Inc. (a)(b)	2,058,599	7,657,988
Rubius Therapeutics, Inc. (a)	1,095,917	26,773,252
Sage Therapeutics, Inc. (a)	605,013	42,108,905
Sana Biotechnology, Inc. (b)	13,100	274,707
Sarepta Therapeutics, Inc. (a)	31,037	2,347,949
Scholar Rock Holding Corp. (a)(b)	310,534	8,344,049
Seagen, Inc. (a)	8,900	1,382,615
Seres Therapeutics, Inc.(a)	983,226	20,755,901
Shattuck Labs, Inc.	262,339	7,119,880
Sigilon Therapeutics, Inc. (b)	61,800	721,206
Silverback Therapeutics, Inc. (b)	301,013	8,286,888
Silverback Therapeutics, Inc.	34,299	934,809
Springworks Therapeutics, Inc. (a)	291,800	23,793,372
Spruce Biosciences, Inc.	41,800	590,634
Stoke Therapeutics, Inc. (a)	600	23,796
Synlogic, Inc. (a)	398,800	1,491,512
Syros Pharmaceuticals, Inc. (a)(c)	301,001	1,941,456
Syros Pharmaceuticals, Inc. (a)	702,838	4,533,305
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	35,253	30,085
Taysha Gene Therapies, Inc.	277,408	6,241,680
TG Therapeutics, Inc. (a)	259,100	9,034,817
Translate Bio, Inc. (a)	715,099	12,878,933
Turning Point Therapeutics, Inc. (a)	18,390	1,217,050
Twist Bioscience Corp. (a)	18,300	1,963,773
Ultragenyx Pharmaceutical, Inc. (a)	13,352	1,358,032
uniQure B.V. (a)	208,249	7,232,488
UNITY Biotechnology, Inc. (a)(b)	365,207	1,636,127
Vaxcyte, Inc.	238,380	5,022,667
Vertex Pharmaceuticals, Inc. (a)	30,693	6,403,481
Vor Biopharma, Inc. (a)(b)	21,395	451,435
Vor Biopharma, Inc.	92,011	1,844,361
Xencor, Inc. (a)	242,462	9,325,089
Yumanity Therapeutics, Inc. (d)	19,530	300,371
Yumanity Therapeutics, Inc.	73,696	1,076,772
Zai Lab Ltd. ADR (a)	148,886	26,451,087
Zentalis Pharmaceuticals, Inc. (a)	73,160	4,085,986
		1,094,759,229
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	71,701	8,363,922
Danaher Corp.	167,933	43,014,359
DexCom, Inc. (a)	90,921	33,585,308
Insulet Corp. (a)	397,883	107,297,109
Intuitive Surgical, Inc. (a)	56,341	47,449,263
Novocure Ltd. (a)	708,507	144,535,428
Outset Medical, Inc.	351,257	16,955,175
Penumbra, Inc. (a)	85,152	21,212,215
Presbia PLC (a)(e)	454,926	59,140
Shockwave Medical, Inc. (a)	244,767	44,033,583
Treace Medical Concepts, Inc. (a)	55,800	1,810,710
		468,316,212
Health Care Providers & Services - 1.3%
1Life Healthcare, Inc. (a)	230,200	8,517,400
Alignment Healthcare, Inc. (a)	110,800	2,795,484
Alignment Healthcare, Inc.	351,322	7,977,469
Centene Corp. (a)	150,190	11,053,984
Clover Health Investments Corp. Class B	509,299	3,696,492
Guardant Health, Inc. (a)	17,900	2,221,748
Humana, Inc.	30,643	13,412,441
Ikena Oncology, Inc. (a)	41,800	752,400
Oak Street Health, Inc. (a)	215,256	12,999,310
Progyny, Inc. (a)	52,900	3,387,716
Signify Health, Inc.	33,000	834,900
UnitedHealth Group, Inc.	282,154	116,224,876
		183,874,220
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	505,360	919,755
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	128,101	23,058,180
10X Genomics, Inc. Class B (a)(c)	640,857	115,354,260
AbCellera Biologics, Inc. (b)	10,000	268,300
Berkeley Lights, Inc. (a)	800	34,800
Bruker Corp.	58,023	4,029,117
Nanostring Technologies, Inc. (a)	126,834	7,038,019
Olink Holding AB ADR (a)	128,100	4,525,773
Sartorius Stedim Biotech	5,400	2,340,241
Seer, Inc. (b)	241,383	7,140,109
Seer, Inc.	156,157	4,572,933
Seer, Inc. Class A (d)	75,433	2,231,308
Sotera Health Co.	8,900	214,490
Thermo Fisher Scientific, Inc.	38,974	18,298,293
WuXi AppTec Co. Ltd. (H Shares) (c)	250,840	5,371,368
Wuxi Biologics (Cayman), Inc. (a)(c)	2,048,810	32,019,874
		226,497,065
Pharmaceuticals - 1.1%
4D Pharma PLC (a)	340,600	475,180
Arvinas Holding Co. LLC (a)	34,600	2,516,804
Atea Pharmaceuticals, Inc. (b)	1,044,243	21,323,442
Bristol-Myers Squibb Co.	95,765	6,293,676
Dragonfly Therapeutics, Inc. (a)(d)(e)	126,113	3,487,024
Fulcrum Therapeutics, Inc. (a)(b)	164,455	1,468,583
Hansoh Pharmaceutical Group Co. Ltd. (c)	474,400	2,069,000
Harmony Biosciences Holdings, Inc. (a)	391,407	12,509,368
Harmony Biosciences Holdings, Inc. (c)	9,716	310,523
Intra-Cellular Therapies, Inc. (a)	925,509	36,474,310
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	37,576	509,079
Kaleido Biosciences, Inc. (a)	492,848	3,538,649
Longboard Pharmaceuticals, Inc. (a)	49,500	408,870
Nektar Therapeutics (a)	301,122	5,441,275
Nuvation Bio, Inc. (d)	423,184	5,716,793
Nuvation Bio, Inc.	678,953	9,171,976
OptiNose, Inc. (a)(b)	678,975	2,165,930
Pharvaris BV	37,400	766,700
Pliant Therapeutics, Inc.	159,036	4,780,622
Royalty Pharma PLC (a)(d)(e)	2,548	0
Royalty Pharma PLC (c)	326,720	13,108,006
Sienna Biopharmaceuticals, Inc. (a)	589,618	13,561
Skyhawk Therapeutics, Inc. (d)(e)	126,063	2,069,954
Stemcentrx, Inc. rights 12/31/21 (a)(e)	568,100	6
Theravance Biopharma, Inc. (a)	508,345	8,784,202
UCB SA	21,000	1,965,022
Vera Therapeutics, Inc.	54,482	845,833
Vera Therapeutics, Inc. (a)	56,400	972,900
		147,187,288

TOTAL HEALTH CARE		2,121,553,769

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp. Class A (a)(d)(e)	137,569	57,777,604
The Boeing Co. (a)	16,236	4,010,617
		61,788,221
Air Freight & Logistics - 0.2%
FedEx Corp.	33,000	10,388,730
United Parcel Service, Inc. Class B	77,384	16,606,606
		26,995,336
Airlines - 1.8%
Delta Air Lines, Inc. (a)	716,290	34,152,707
Frontier Group Holdings, Inc. (a)	167,300	3,566,836
JetBlue Airways Corp. (a)	1,912,314	38,437,511
Ryanair Holdings PLC sponsored ADR (a)	43,378	5,064,382
Southwest Airlines Co. (a)	1,152,237	70,816,486
Spirit Airlines, Inc. (a)	320,433	11,442,662
Sun Country Airlines Holdings, Inc. (a)(b)	53,900	2,005,080
United Airlines Holdings, Inc. (a)	454,025	26,492,359
Wheels Up Partners LLC:
Series B (a)(d)(f)	1,843,115	7,206,580
Series C (a)(d)(f)	670,590	2,622,007
Series D (a)(d)(f)	1,135,960	4,441,604
Wizz Air Holdings PLC (a)(c)	538,183	36,876,493
		243,124,707
Building Products - 0.2%
Carrier Global Corp.	1,400	64,302
Resideo Technologies, Inc. (a)	116,000	3,468,400
The AZEK Co., Inc.	63,760	2,775,473
Trane Technologies PLC	85,722	15,978,581
		22,286,756
Construction & Engineering - 0.2%
MasTec, Inc. (a)	291,900	33,956,727
Electrical Equipment - 0.2%
AMETEK, Inc.	28,907	3,905,336
Eaton Corp. PLC	36,724	5,334,161
Emerson Electric Co.	44,849	4,291,601
Generac Holdings, Inc. (a)	34,000	11,176,480
Rockwell Automation, Inc.	23,000	6,065,560
Shoals Technologies Group, Inc.	30,400	839,040
		31,612,178
Industrial Conglomerates - 0.4%
3M Co.	107,180	21,761,827
Honeywell International, Inc.	118,483	27,358,910
		49,120,737
Machinery - 0.7%
Caterpillar, Inc.	75,860	18,288,329
Cummins, Inc.	38,700	9,956,736
Deere & Co.	95,252	34,395,497
Fortive Corp.	83,708	6,070,504
Illinois Tool Works, Inc.	41,853	9,699,851
Ingersoll Rand, Inc. (a)	49,544	2,459,364
Xylem, Inc.	184,517	21,795,148
		102,665,429
Professional Services - 0.0%
CoStar Group, Inc. (a)	1,628	1,390,312
YourPeople, Inc. (a)(e)	4,577,258	37,534
		1,427,846
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	779,900	68,490,818
CSX Corp.	120,800	12,094,496
Kansas City Southern	29,200	8,692,256
Lyft, Inc. (a)	409,068	23,353,692
Uber Technologies, Inc. (a)	1,220,704	62,048,384
Union Pacific Corp.	235,161	52,847,732
		227,527,378

TOTAL INDUSTRIALS		800,505,315

INFORMATION TECHNOLOGY - 35.3%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	12,133	4,117,698
Ciena Corp. (a)	542,197	28,665,955
Infinera Corp. (a)(b)	2,737,275	26,277,840
Lumentum Holdings, Inc. (a)	65,480	5,328,108
		64,389,601
Electronic Equipment & Components - 0.2%
908 Devices, Inc. (b)	30,900	1,301,817
Arlo Technologies, Inc. (a)	215,711	1,447,421
II-VI, Inc. (a)(b)	222,590	14,995,888
TE Connectivity Ltd.	3,141	426,171
Trimble, Inc. (a)	173,200	13,473,228
Vontier Corp.	19,763	693,286
		32,337,811
IT Services - 5.8%
Accenture PLC Class A	23,900	6,743,624
Actua Corp. (a)(e)	562,258	28,113
Black Knight, Inc. (a)	72,270	5,303,895
IBM Corp.	5,595	804,225
MasterCard, Inc. Class A	289,549	104,405,578
MongoDB, Inc. Class A (a)	4,641	1,354,894
Nuvei Corp. (a)(c)	30,500	2,283,840
Okta, Inc. (a)	40,781	9,071,326
PayPal Holdings, Inc. (a)	783,927	203,836,699
Riskified Ltd. (a)(d)(e)	196,150	2,255,725
Riskified Ltd. warrants (a)(d)(e)	1,301	1
Shopify, Inc. Class A (a)	219,049	268,651,711
Snowflake Computing, Inc.	8,525	2,029,206
Square, Inc. (a)	252,985	56,294,222
Twilio, Inc. Class A (a)	1,200	403,200
Visa, Inc. Class A	521,312	118,494,218
Wix.com Ltd. (a)	21,668	5,630,646
Worldline SA (a)(c)	57,200	5,475,453
		793,066,576
Semiconductors & Semiconductor Equipment - 11.6%
Advanced Micro Devices, Inc. (a)	860,493	68,908,279
Applied Materials, Inc.	400,685	55,346,619
ASML Holding NV	70,385	47,542,956
Broadcom, Inc.	25,225	11,914,524
Cirrus Logic, Inc. (a)	342,066	26,705,093
Cree, Inc. (a)(b)	67,829	6,783,578
First Solar, Inc. (a)	91,300	6,948,843
Intel Corp.	81,762	4,670,245
KLA Corp.	53,386	16,917,490
Marvell Technology, Inc.	619,441	29,919,000
Micron Technology, Inc. (a)	341,531	28,736,418
NVIDIA Corp.	1,735,435	1,127,650,954
Qualcomm, Inc.	160,809	21,635,243
Silicon Laboratories, Inc. (a)	603,889	82,467,082
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	258,968	30,392,484
Teradyne, Inc.	48,750	6,452,063
Texas Instruments, Inc.	106,594	20,233,673
Xilinx, Inc.	23,800	3,022,600
		1,596,247,144
Software - 10.3%
ACV Auctions, Inc. Class A (a)	7,500	194,400
Adobe, Inc. (a)	154,312	77,862,749
Alkami Technology, Inc. (a)	6,900	229,563
Atlassian Corp. PLC (a)	14,426	3,365,297
Autodesk, Inc. (a)	112,642	32,199,842
Avalara, Inc. (a)	19,004	2,511,759
Bill.Com Holdings, Inc. (a)	4,800	714,816
BTRS Holdings, Inc. (a)	1,900	27,170
BTRS Holdings, Inc. (d)	123,361	1,764,062
Cloudflare, Inc. (a)	1,190,381	97,682,665
Coupa Software, Inc. (a)	12,104	2,883,173
Crowdstrike Holdings, Inc. (a)	26,733	5,938,736
Datadog, Inc. Class A (a)	9,630	876,812
DocuSign, Inc. (a)	11,691	2,357,139
DoubleVerify Holdings, Inc. (a)	35,700	1,316,973
Elastic NV (a)	36,894	4,361,240
Epic Games, Inc. (d)(e)	11,800	10,443,000
HubSpot, Inc. (a)	61,717	31,128,820
Intuit, Inc.	68,994	30,294,575
Lightspeed POS, Inc.	96,400	6,939,836
LivePerson, Inc. (a)	164,544	9,041,693
Microsoft Corp.	2,299,736	574,198,084
Nutanix, Inc. Class A (a)	2,669,743	84,123,602
Oracle Corp.	320,104	25,204,989
Paycom Software, Inc. (a)	11,200	3,691,520
Paylocity Holding Corp. (a)	15,097	2,563,924
Privia Health Group, Inc. (a)	57,900	1,895,067
Procore Technologies, Inc. (a)	14,000	1,209,880
RingCentral, Inc. (a)	8,142	2,137,031
Salesforce.com, Inc. (a)	1,361,084	324,074,100
Slack Technologies, Inc. Class A (a)	45,200	1,990,608
Stripe, Inc. Class B (a)(d)(e)	43,500	1,745,438
The Trade Desk, Inc. (a)	1,800	1,058,652
Tuya, Inc. ADR (a)(b)	41,800	997,348
UiPath, Inc.	203,748	14,636,849
UiPath, Inc. Class A (a)(b)	30,700	2,450,474
Workday, Inc. Class A (a)	19,132	4,375,871
Zendesk, Inc. (a)	174,895	23,901,151
Zoom Video Communications, Inc. Class A (a)	56,253	18,649,557
Zscaler, Inc. (a)	48,065	9,334,223
		1,420,372,688
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	7,390,328	920,908,772
Pure Storage, Inc. Class A (a)	1,349,758	25,712,890
Samsung Electronics Co. Ltd.	86,543	6,285,207
		952,906,869

TOTAL INFORMATION TECHNOLOGY		4,859,320,689

MATERIALS - 1.2%
Chemicals - 0.4%
Albemarle Corp. U.S.	8,800	1,470,304
Corteva, Inc.	717,700	32,655,350
Dow, Inc.	59,259	4,054,501
DuPont de Nemours, Inc.	174,546	14,764,846
The Mosaic Co.	82,900	2,996,006
		55,941,007
Containers & Packaging - 0.2%
Ball Corp.	160,200	13,162,032
Sealed Air Corp.	95,500	5,430,130
		18,592,162
Metals & Mining - 0.6%
Barrick Gold Corp. (Canada)	568,200	13,482,393
Freeport-McMoRan, Inc.	1,392,300	59,479,056
Newmont Corp.	43,000	3,159,640
Rio Tinto PLC sponsored ADR	106,600	9,320,038
		85,441,127

TOTAL MATERIALS		159,974,296

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	46,698	11,929,471
Simon Property Group, Inc.	125,500	16,125,495
		28,054,966
Real Estate Management & Development - 0.0%
Compass, Inc. (a)	114,500	1,538,880
KE Holdings, Inc. ADR (a)	74,800	3,881,372
		5,420,252

TOTAL REAL ESTATE		33,475,218

TOTAL COMMON STOCKS
(Cost $4,523,336,373)		13,435,806,775

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.7%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series B (a)(d)(e)	2,961,147	4,974,727
Series C (a)(d)(e)	1,339,018	2,249,550
Series D (a)(d)(e)	1,344,355	2,258,516
Series E3 (d)(e)	975,268	1,638,450
		11,121,243
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
Bird Rides, Inc. (d)	386,551	2,890,103
Bird Rides, Inc.:
Series C1 (d)	117,022	874,931
Series D (d)	104,900	784,300
Rad Power Bikes, Inc.:
Series A (d)(e)	32,487	156,712
Series C (d)(e)	127,831	616,636
Rivian Automotive, Inc.:
Series E (d)(e)	625,451	23,047,869
Series F (d)(e)	232,868	8,581,186
		36,951,737
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC:
Series 3 (a)(d)(e)(f)	16,248	3,190,622
Series 4 (a)(d)(e)(f)	1,483	273,287
Series 5 (a)(d)(e)(f)	5,955	1,027,833
		4,491,742
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc. Series G (d)(e)	26,833	6,700,664
Instacart, Inc.:
Series H (d)(e)	13,904	1,738,000
Series I (d)(e)	6,341	792,625
Reddit, Inc.:
Series B (a)(d)(e)	37,935	1,611,259
Series E (d)(e)	5,127	217,765
		11,060,313
Specialty Retail - 0.0%
Fanatics, Inc. Series E (d)(e)	127,722	4,453,666
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	32,065	345,661
Series B (a)(d)(e)	5,635	60,745
Series C (a)(d)(e)	53,835	580,341
Series D (a)(d)(e)	62,760	676,553
Series Seed (a)(d)(e)	99,244	1,069,850
Freenome, Inc. Series C (d)(e)	190,858	1,498,235
Nuvalent, Inc. Series B (d)(e)	401,171	830,344
		5,061,729
TOTAL CONSUMER DISCRETIONARY		62,019,187
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	182,443	5,954,940
Sweetgreen, Inc.:
Series C (a)(d)(e)	1,331	17,503
Series D (a)(d)(e)	21,414	281,594
Series H (a)(d)(e)	168,337	2,213,632
Series I (a)(d)(e)	50,469	663,667
		9,131,336
Food Products - 0.0%
Agbiome LLC Series C (a)(d)(e)	338,565	2,144,369
Bowery Farming, Inc. Series C1 (d)(e)	27,136	1,634,925
		3,779,294
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(d)(e)	6,648	371,557
TOTAL CONSUMER STAPLES		13,282,187
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series B (a)(d)(e)	198,234	2,121,104
Series C (d)(e)	115,792	1,238,974
Sonder Holdings, Inc.:
Series D1 (d)	265,415	3,752,636
Series E (a)(d)	420,126	5,940,056
		13,052,770
HEALTH CARE - 0.4%
Biotechnology - 0.3%
23andMe, Inc. Series F (a)(d)	164,720	3,321,121
Adagio Theraputics, Inc.:
Series A (d)(e)	90,362	7,055,987
Series B (d)(e)	28,136	2,197,022
Series C (d)(e)	53,288	4,161,035
Ambrx, Inc.:
Series A (d)(e)	238,688	491,697
Series B (d)(e)	214,819	442,527
Bright Peak Therapeutics AG Series B (d)(e)	239,403	935,108
Caris Life Sciences, Inc. Series D (d)(e)	255,590	2,070,279
Element Biosciences, Inc. Series B (a)(d)(e)	250,956	1,887,189
ElevateBio LLC Series C (d)(e)	332,500	1,394,838
EQRx, Inc. Series B (d)(e)	1,415,792	4,700,429
Inscripta, Inc.:
Series D (d)(e)	308,833	2,726,995
Series E (d)(e)	222,357	1,963,412
Intarcia Therapeutics, Inc. Series EE (a)(d)(e)	116,544	2,117,604
National Resilience, Inc. Series B (d)(e)	251,448	3,434,780
Omega Therapeutics, Inc. Series C (d)(e)	343,492	1,030,476
		39,930,499
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (d)(e)	1,136,853	1,154,861
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (d)(e)	616,102	831,738
Conformal Medical, Inc. Series C (d)(e)	240,750	1,052,078
Scorpion Therapeutics, Inc. Series B (d)(e)	242,077	585,688
		2,469,504
Health Care Technology - 0.0%
Aledade, Inc. Series B1 (d)(e)	22,992	880,380
PrognomIQ, Inc.:
Series A5 (d)(e)	83,544	279,037
Series B (d)(e)	198,721	663,728
		1,823,145
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B (a)(d)(e)	4,910	3,216,983
Series C (a)(d)(e)	2,570	1,683,838
Nohla Therapeutics, Inc. Series B (a)(d)(e)	3,126,919	31
		4,900,852
TOTAL HEALTH CARE		50,278,861
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series G (a)(d)(e)	53,937	22,653,001
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	10,986	804,944
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (d)(e)	6,466	3,179,124
TOTAL INDUSTRIALS		26,637,069
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	167,386	1,338,418
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (d)(e)	814,561	903,091
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	209,665	6,567
ByteDance Ltd. Series E1 (d)(e)	84,766	9,288,165
Riskified Ltd.:
Series D (d)(e)	34,100	392,150
Series E (a)(d)(e)	155,000	1,782,500
		11,469,382
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Ai Series B (d)(e)	338,113	1,733,641
Tenstorrent, Inc. Series C1 (d)(e)	21,000	1,248,540
		2,982,181
Software - 0.3%
Databricks, Inc. Series G (d)(e)	17,742	3,146,861
Dataminr, Inc. Series D (a)(d)(e)	442,241	19,458,604
Evozyne LLC Series A (d)(e)	101,400	2,278,458
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	2,105,094	21
Nuvia, Inc. Series B (d)	239,670	195,863
Stripe, Inc. Series H (d)(e)	19,200	770,400
Taboola.com Ltd. Series E (a)(d)	331,426	7,685,769
		33,535,976
TOTAL INFORMATION TECHNOLOGY		50,229,048
MATERIALS - 0.0%
Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (d)(e)	355,446	8,530,704
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (d)(e)	16,253	770,449

TOTAL CONVERTIBLE PREFERRED STOCKS		235,921,518

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (d)(e)	5,678,726	77,799
Waymo LLC Series A2 (d)(e)	10,731	921,441
		999,240
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)	1,599	48,803
Series B (d)	27,995	854,441
Series C (d)	568	17,336
Series D (d)	100,010	3,052,426
		3,973,006
TOTAL CONSUMER DISCRETIONARY		4,972,246
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	13,511	8,852,272
Faraday Pharmaceuticals, Inc. Series B (a)(d)(e)	219,824	455,036
		9,307,308

TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,279,554

TOTAL PREFERRED STOCKS
(Cost $175,812,806)		250,201,072
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	857,900	857,900
4% 6/12/27 (d)(e)	25,455	25,455
		883,355
Textiles, Apparel & Luxury Goods - 0.0%
AbSci Corp. 6% (e)(g)	2,059,700	2,059,700

TOTAL CONSUMER DISCRETIONARY		2,943,055

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (d)(e)(g)	1,262,200	1,262,200
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (d)(e)(g)	1,610,776	1,610,776
TOTAL CONVERTIBLE BONDS
(Cost $5,816,031)		5,816,031

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (d)(e)(g)	2,227,100	2,227,100
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (d)(e)	614,446	865,103
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (d)(e)(g)	1,612,660	1,612,660

TOTAL HEALTH CARE		2,477,763

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	346,804	346,804
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(g)	1,170,000	1,170,000

TOTAL INFORMATION TECHNOLOGY		1,516,804

TOTAL PREFERRED SECURITIES
(Cost $5,971,010)		6,221,667
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.03% (h)	19,371,617	19,375,492
Fidelity Securities Lending Cash Central Fund 0.03% (h)(i)	196,460,822	196,480,468
TOTAL MONEY MARKET FUNDS
(Cost $215,855,960)		215,855,960
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $4,926,792,180)		13,913,901,505
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(142,622,814)
NET ASSETS - 100%		$13,771,278,691

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $228,830,214 or 1.7% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $467,391,343 or 3.4% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,287,005
Adagio Theraputics, Inc. Series A	7/15/20	$722,896
Adagio Theraputics, Inc. Series B	11/4/20	$1,595,874
Adagio Theraputics, Inc. Series C	4/16/21	$4,161,035
Adimab LLC	9/17/14 - 6/5/15	$11,583,995
Agbiome LLC Series C	6/29/18	$2,144,369
Aledade, Inc. Series B1	5/7/21	$880,380
Allbirds, Inc.	10/9/18	$890,972
Allbirds, Inc. Series A	10/9/18	$351,662
Allbirds, Inc. Series B	10/9/18	$61,800
Allbirds, Inc. Series C	10/9/18	$590,417
Allbirds, Inc. Series D	12/23/19	$808,713
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$997,616
Ambrx, Inc. Series A	11/6/20	$373,112
Ambrx, Inc. Series B	11/6/20	$373,112
Ant International Co. Ltd. Class C	5/16/18	$2,351,948
AppHarvest, Inc.	1/29/21	$3,794,760
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Arrival Group	3/24/21	$7,140,280
Beta Technologies, Inc. Series A	4/9/21	$804,944
Bird Rides, Inc.	2/12/21 - 4/20/21	$1,980,341
Bird Rides, Inc. Series C1	12/21/18	$1,374,482
Bird Rides, Inc. Series D	9/30/19	$1,355,067
Blink Health, Inc. Series A1	12/30/20	$232,676
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$6,964,944
Boundless Bio, Inc. Series B	4/23/21	$831,738
Bowery Farming, Inc. Series C1	5/18/21	$1,634,925
Bright Peak Therapeutics AG Series B	5/14/21	$935,108
BTRS Holdings, Inc.	1/12/21	$1,233,610
ByteDance Ltd. Series E1	11/18/20	$9,288,165
Caris Life Sciences, Inc. Series D	5/11/21	$2,070,279
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$2,022,184
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$1,058,455
Cazoo Holdings Ltd.	9/30/20	$671,514
Cazoo Holdings Ltd. Series A	9/30/20	$21,922
Cazoo Holdings Ltd. Series B	9/30/20	$383,811
Cazoo Holdings Ltd. Series C	9/30/20	$7,787
Cazoo Holdings Ltd. Series D	9/30/20	$1,371,134
Cibus Corp. Series C	2/16/18	$2,400,000
Cibus Corp. Series D	5/10/19	$938,700
Circle Internet Financial Ltd. 0%	5/11/21	$2,227,100
Conformal Medical, Inc. Series C	7/24/20	$882,846
Cyclerion Therapeutics, Inc.	4/2/19	$2,229,495
Databricks, Inc. Series G	2/1/21	$3,146,861
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Delhivery Pvt Ltd. Series H	5/20/21	$3,156,208
Diamond Foundry, Inc. Series C	3/15/21	$8,530,704
Dragonfly Therapeutics, Inc.	12/19/19	$3,336,950
Element Biosciences, Inc. Series B	12/13/19	$1,315,160
ElevateBio LLC Series C	3/9/21	$1,394,838
Enevate Corp. Series E	1/29/21	$903,092
Enevate Corp. 0% 1/29/23	1/29/21	$346,804
Epic Games, Inc.	7/13/20 - 7/30/20	$6,785,000
EQRx, Inc. Series B	11/19/20	$3,881,960
Evozyne LLC Series A	4/9/21	$2,278,458
Fanatics, Inc. Series E	8/13/20	$2,208,313
Faraday Pharmaceuticals, Inc. Series B	12/30/19	$288,996
Freenome, Inc. Series C	8/14/20	$1,262,201
Gemini Therapeutics, Inc.	2/5/21	$1,320,410
GoBrands, Inc. Series G	3/2/21	$6,700,664
Inscripta, Inc. Series D	11/13/20	$1,411,367
Inscripta, Inc. Series E	3/30/21	$1,963,412
Instacart, Inc. Series H	11/13/20	$834,240
Instacart, Inc. Series I	2/26/21	$792,625
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$392,042
JUUL Labs, Inc. Series E	7/6/18	$196,006
Kardium, Inc. Series D6	12/30/20	$1,154,861
Kardium, Inc. 0%	12/30/20	$1,612,660
Lordstown Motors Corp.	10/23/20	$2,658,640
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$2,225,976
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	$207,516
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	$848,707
National Resilience, Inc. Series B	12/1/20	$3,434,780
Neutron Holdings, Inc. Series 1D	1/25/19	$1,377,091
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$857,900
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$25,455
Nohla Therapeutics, Inc. Series B	5/1/18	$1,123,581
Nuvalent, Inc. Series B	4/30/21	$830,344
Nuvation Bio, Inc.	2/10/21	$4,231,840
Nuvia, Inc. Series B	3/16/21	$195,862
Omega Therapeutics, Inc. Series C	3/17/21	$1,030,476
On Holding AG	2/6/20	$2,624,466
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	$2,020,004
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	$1,238,974
PrognomIQ, Inc. Series A5	8/20/20	$50,461
PrognomIQ, Inc. Series B	9/11/20	$454,100
Rad Power Bikes, Inc.	1/21/21	$1,202,019
Rad Power Bikes, Inc. Series A	1/21/21	$156,712
Rad Power Bikes, Inc. Series C	1/21/21	$616,636
Reddit, Inc. Series B	7/26/17	$538,544
Reddit, Inc. Series E	5/18/21	$217,765
Redwood Materials Series C	5/28/21	$770,449
Riskified Ltd.	12/20/19 - 4/15/20	$1,773,844
Riskified Ltd. Series D	11/18/20	$392,150
Riskified Ltd. Series E	10/28/19	$1,474,732
Riskified Ltd. warrants	10/28/19	$1
Rivian Automotive, Inc. Series E	7/10/20	$9,688,236
Rivian Automotive, Inc. Series F	1/19/21	$8,581,186
Royalty Pharma PLC	5/21/15	$300,409
Rush Street Interactive, Inc.	12/29/20	$1,025,550
Scorpion Therapeutics, Inc. Series B	1/8/21	$585,688
Seer, Inc. Class A	12/8/20	$1,433,227
SiMa Ai Series B	5/10/21	$1,733,641
Skyhawk Therapeutics, Inc.	5/21/21	$2,069,954
Social Finance, Inc.	1/7/21	$1,929,540
Sonder Holdings, Inc. Series D1	12/20/19	$2,785,793
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$4,523,454
Sonder Holdings, Inc. 0%	3/18/21	$1,610,776
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Starry, Inc. Series C	12/8/17	$1,234,575
Starry, Inc. Series D	3/6/19	$1,922,428
Starry, Inc. Series E3	3/31/21	$1,638,450
Stripe, Inc. Class B	5/18/21	$1,745,585
Stripe, Inc. Series H	3/15/21	$770,400
Sweetgreen, Inc. Series C	9/13/19	$22,760
Sweetgreen, Inc. Series D	9/13/19	$366,179
Sweetgreen, Inc. Series H	11/9/18	$2,195,114
Sweetgreen, Inc. Series I	9/13/19	$863,020
Taboola.com Ltd. Series E	12/22/14	$3,455,249
Tenstorrent, Inc. Series C1	4/23/21	$1,248,540
Tenstorrent, Inc. 0%	4/23/21	$1,170,000
The Beauty Health Co.	12/8/20	$5,538,280
The Real Good Food Co. LLC 1%	5/7/21	$1,262,200
Tory Burch LLC	5/14/15	$17,704,966
Waymo LLC Series A2	5/8/20	$921,441
Wheels Up Partners LLC Series B	9/18/15	$5,235,000
Wheels Up Partners LLC Series C	6/22/17	$2,092,241
Wheels Up Partners LLC Series D	5/15/19 - 8/2/19	$3,953,141
Xsight Labs Ltd. Series D	2/16/21	$1,338,418
Yumanity Therapeutics, Inc.	12/22/20	$449,190
Zomato Pvt Ltd.	12/9/20 - 2/10/21	$4,714,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,608
Fidelity Securities Lending Cash Central Fund	687,993
Total	$741,601

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,716,339,532	$1,705,218,289	$--	$11,121,243
Consumer Discretionary	3,083,880,853	2,974,454,848	26,910,405	82,515,600
Consumer Staples	322,796,783	302,488,720	6,002,362	14,305,701
Energy	123,420,764	122,359,197	1,061,567	--
Financials	318,987,189	249,477,329	26,261,014	43,248,846
Health Care	2,181,139,938	2,072,796,431	43,129,216	65,214,291
Industrials	827,142,384	728,419,986	14,270,191	84,452,207
Information Technology	4,909,549,737	4,830,407,426	22,322,618	56,819,693
Materials	168,505,000	159,974,296	--	8,530,704
Real Estate	33,475,218	33,475,218	--	--
Utilities	770,449	--	--	770,449
Corporate Bonds	5,816,031	--	--	5,816,031
Preferred Securities	6,221,667	--	--	6,221,667
Money Market Funds	215,855,960	215,855,960	--	--
Total Investments in Securities:	$13,913,901,505	$13,394,927,700	$139,957,373	$379,016,432
Net unrealized appreciation on unfunded commitments	$1,173,708	$--	$1,173,708	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$294,336,731
Net Realized Gain (Loss) on Investment Securities	119,936
Net Unrealized Gain (Loss) on Investment Securities	64,053,387
Cost of Purchases	87,691,846
Proceeds of Sales	(5,372,990)
Amortization/Accretion	--
Transfers into Level 3	3,654,307
Transfers out of Level 3	(65,466,785)
Ending Balance	$379,016,432
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2021	$63,587,680

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $190,008,907) — See accompanying schedule: Unaffiliated issuers (cost $4,710,936,220)	$13,698,045,545
Fidelity Central Funds (cost $215,855,960)	215,855,960
Total Investment in Securities (cost $4,926,792,180)		$13,913,901,505
Restricted cash		50,000
Foreign currency held at value (cost $378,840)		378,924
Receivable for investments sold		678,994
Net unrealized appreciation on unfunded commitments		3,268,931
Receivable for fund shares sold		423,260,676
Dividends receivable		3,842,940
Interest receivable		62,184
Distributions receivable from Fidelity Central Funds		42,729
Other receivables		130,577
Total assets		14,345,617,460
Liabilities
Payable for investments purchased	$373,669,515
Net unrealized depreciation on unfunded commitments	2,095,223
Payable for fund shares redeemed	724,099
Other payables and accrued expenses	1,379,850
Collateral on securities loaned	196,470,082
Total liabilities		574,338,769
Net Assets		$13,771,278,691
Net Assets consist of:
Paid in capital		$3,118,699,616
Total accumulated earnings (loss)		10,652,579,075
Net Assets		$13,771,278,691
Net Asset Value, offering price and redemption price per share ($13,771,278,691 ÷ 559,064,395 shares)		$24.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends		$25,184,016
Interest		44,338
Income from Fidelity Central Funds (including $687,993 from security lending)		741,601
Total income		25,969,955
Expenses
Custodian fees and expenses	$141,552
Independent trustees' fees and expenses	26,848
Interest	533
Total expenses before reductions	168,933
Expense reductions	(219)
Total expenses after reductions		168,714
Net investment income (loss)		25,801,241
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $7,803)	1,687,561,929
Fidelity Central Funds	(105)
Foreign currency transactions	4,433
Futures contracts	5,062,315
Total net realized gain (loss)		1,692,628,572
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $342,216)	(133,320,029)
Unfunded commitments	1,173,708
Assets and liabilities in foreign currencies	(22,740)
Total change in net unrealized appreciation (depreciation)		(132,169,061)
Net gain (loss)		1,560,459,511
Net increase (decrease) in net assets resulting from operations		$1,586,260,752

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,801,241	$46,932,727
Net realized gain (loss)	1,692,628,572	3,178,978,384
Change in net unrealized appreciation (depreciation)	(132,169,061)	2,867,334,103
Net increase (decrease) in net assets resulting from operations	1,586,260,752	6,093,245,214
Distributions to shareholders	(3,221,895,370)	(1,132,911,379)
Share transactions
Proceeds from sales of shares	1,368,852,688	499,706,790
Reinvestment of distributions	3,221,895,370	1,132,911,380
Cost of shares redeemed	(2,020,754,268)	(4,929,691,968)
Net increase (decrease) in net assets resulting from share transactions	2,569,993,790	(3,297,073,798)
Total increase (decrease) in net assets	934,359,172	1,663,260,037
Net Assets
Beginning of period	12,836,919,519	11,173,659,482
End of period	$13,771,278,691	$12,836,919,519
Other Information
Shares
Sold	57,041,899	24,734,345
Issued in reinvestment of distributions	142,941,232	64,811,864
Redeemed	(83,414,147)	(230,314,457)
Net increase (decrease)	116,568,984	(140,768,248)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Growth Company Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$29.01	$19.16	$17.61	$18.19	$13.49	$13.08
Income from Investment Operations
Net investment income (loss)A	.05	.09	.11	.15B	.07	.01
Net realized and unrealized gain (loss)	2.86	11.72	3.31	1.02	4.96	.43
Total from investment operations	2.91	11.81	3.42	1.17	5.03	.44
Distributions from net investment income	(.16)	(.13)	(.15)	(.09)	(.02)	(.03)
Distributions from net realized gain	(7.13)	(1.84)	(1.72)	(1.66)	(.31)	–
Total distributions	(7.29)	(1.96)C	(1.87)	(1.75)	(.33)	(.03)
Net asset value, end of period	$24.63	$29.01	$19.16	$17.61	$18.19	$13.49
Total ReturnD,E	12.34%	68.41%	23.24%	6.96%	38.10%	3.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	.38%	.74%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	.38%	.74%
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	.37%	.74%
Net investment income (loss)	.38%H	.41%	.64%	.79%B	.43%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$13,771,279	$12,836,920	$11,173,659	$11,276,470	$11,622,162	$4,032,151
Portfolio turnover rateJ	44%H	18%	19%K	23%	15%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .65%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than $.005 per share.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021

1. Organization.

Fidelity Series Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$366,919,594	Market comparable	Enterprise value/Sales multiple (EV/S)	1.0 - 5.7 / 4.0	Increase
			Discount rate	52.9% - 85.7% / 53.6%	Decrease
			Premium rate	7.8% - 45.9% / 31.3%	Increase
			Discount for lack of marketability	10.0% - 15.0% / 12.5%	Decrease
			Price/Earnings multiple (P/E)	12.6	Increase
		Recovery value	Recovery value	0.0% - 18.2% / 17.9%	Increase
		Market approach	Transaction price	$0.0 - $885.00 / $172.05	Increase
			Premium rate	4.5% - 59.0% / 36.4%	Increase
Corporate Bonds	$5,816,031	Market approach	Transaction price	$100.00	Increase
Preferred Securities	$6,221,667	Recovery value	Recovery value	127.2%	Increase
		Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), certain deemed distributions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,157,709,260
Gross unrealized depreciation	(214,634,756)
Net unrealized appreciation (depreciation)	$8,943,074,504
Tax cost	$4,972,000,709

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Growth Company Fund	71,689,729.52

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Growth Company Fund	2,880,621,076	3,535,798,803

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Growth Company Fund	$47,534

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Growth Company Fund	Borrower	$34,003,000.28%		$533

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Growth Company Fund	370,263,210	263,977,132

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Growth Company Fund	2,531

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Growth Company Fund	$70,874	$95,450	$7,011,891

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $219.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Series Growth Company Fund	- %-C
Actual		$1,000.00	$1,123.40	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XS7-SANN-0721
1.968010.107

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Growth Fund

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2021

% of fund's net assets
KLA Corp.	2.8
EPAM Systems, Inc.	2.5
MSCI, Inc.	2.5
Charles River Laboratories International, Inc.	2.3
Cadence Design Systems, Inc.	2.2
ResMed, Inc.	2.2
Mettler-Toledo International, Inc.	2.0
IDEXX Laboratories, Inc.	1.9
Veeva Systems, Inc. Class A	1.9
Fortinet, Inc.	1.9
22.2

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Information Technology	37.4
Health Care	19.7
Industrials	17.0
Consumer Discretionary	10.0
Financials	6.3

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 3.8%

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Entertainment - 1.9%
Electronic Arts, Inc.	30	$4,288
Take-Two Interactive Software, Inc. (a)	97	17,999
		22,287
Interactive Media & Services - 1.4%
Match Group, Inc. (a)	113	16,202

TOTAL COMMUNICATION SERVICES		38,489

CONSUMER DISCRETIONARY - 10.0%
Distributors - 1.4%
Pool Corp.	38	16,589
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A	20	2,808
Churchill Downs, Inc.	9	1,796
Domino's Pizza, Inc.	18	7,684
		12,288
Household Durables - 2.2%
D.R. Horton, Inc.	20	1,906
Lennar Corp. Class A	86	8,515
NVR, Inc. (a)	1	4,887
Tempur Sealy International, Inc.	273	10,511
		25,819
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	89	5,418
Etsy, Inc. (a)	60	9,884
		15,302
Multiline Retail - 0.8%
Dollar General Corp.	47	9,539
Specialty Retail - 3.2%
AutoZone, Inc. (a)	5	7,033
Best Buy Co., Inc.	83	9,648
RH (a)	12	7,693
Tractor Supply Co.	20	3,634
Williams-Sonoma, Inc.	50	8,477
		36,485

TOTAL CONSUMER DISCRETIONARY		116,022

CONSUMER STAPLES - 3.8%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	10	10,582
Brown-Forman Corp. Class B (non-vtg.)	88	7,072
		17,654
Food Products - 1.1%
Bunge Ltd.	60	5,209
Darling Ingredients, Inc. (a)	114	7,804
		13,013
Household Products - 1.0%
Church & Dwight Co., Inc.	133	11,402
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	7	2,146

TOTAL CONSUMER STAPLES		44,215

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
PDC Energy, Inc.	126	5,320
FINANCIALS - 6.3%
Capital Markets - 5.5%
Ameriprise Financial, Inc.	18	4,677
LPL Financial	18	2,662
MarketAxess Holdings, Inc.	30	13,996
Moody's Corp.	16	5,366
MSCI, Inc.	62	29,024
Nordnet AB	199	3,707
S&P Global, Inc.	10	3,795
Tradeweb Markets, Inc. Class A	14	1,173
		64,400
Insurance - 0.8%
Arthur J. Gallagher & Co.	42	6,158
Progressive Corp.	31	3,071
		9,229

TOTAL FINANCIALS		73,629

HEALTH CARE - 19.7%
Biotechnology - 0.6%
Avid Bioservices, Inc. (a)	119	2,532
Natera, Inc. (a)	52	4,895
		7,427
Health Care Equipment & Supplies - 9.3%
DexCom, Inc. (a)	49	18,100
Edwards Lifesciences Corp. (a)	34	3,261
Hologic, Inc. (a)	141	8,891
IDEXX Laboratories, Inc. (a)	40	22,324
Intuitive Surgical, Inc. (a)	2	1,684
Masimo Corp. (a)	37	7,977
ResMed, Inc.	122	25,114
West Pharmaceutical Services, Inc.	59	20,503
		107,854
Health Care Providers & Services - 1.5%
Guardant Health, Inc. (a)	51	6,330
Laboratory Corp. of America Holdings (a)	28	7,685
Tenet Healthcare Corp. (a)	51	3,412
		17,427
Health Care Technology - 1.9%
Veeva Systems, Inc. Class A (a)	76	22,142
Life Sciences Tools & Services - 5.0%
10X Genomics, Inc. (a)	9	1,620
Bio-Rad Laboratories, Inc. Class A (a)	8	4,819
Charles River Laboratories International, Inc. (a)	79	26,701
Maravai LifeSciences Holdings, Inc.	9	338
Mettler-Toledo International, Inc. (a)	18	23,417
Waters Corp. (a)	4	1,289
		58,184
Pharmaceuticals - 1.4%
Horizon Therapeutics PLC (a)	103	9,441
Royalty Pharma PLC	176	7,061
		16,502

TOTAL HEALTH CARE		229,536

INDUSTRIALS - 17.0%
Aerospace & Defense - 1.2%
TransDigm Group, Inc. (a)	21	13,626
Airlines - 0.5%
Southwest Airlines Co. (a)	90	5,531
Building Products - 3.1%
Carrier Global Corp.	305	14,009
Fortune Brands Home & Security, Inc.	69	7,118
The AZEK Co., Inc.	172	7,487
Trane Technologies PLC	16	2,982
Trex Co., Inc. (a)	53	5,163
		36,759
Commercial Services & Supplies - 3.0%
Cintas Corp.	42	14,849
Copart, Inc. (a)	140	18,061
Tetra Tech, Inc.	14	1,673
		34,583
Construction & Engineering - 0.4%
Quanta Services, Inc.	45	4,291
Electrical Equipment - 3.2%
AMETEK, Inc.	55	7,431
Atkore, Inc. (a)	88	6,794
Generac Holdings, Inc. (a)	45	14,792
Rockwell Automation, Inc.	31	8,175
		37,192
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	10	4,500
Machinery - 2.2%
IDEX Corp.	28	6,234
Otis Worldwide Corp.	137	10,731
Toro Co.	75	8,332
		25,297
Professional Services - 1.4%
Booz Allen Hamilton Holding Corp. Class A	35	2,973
CoStar Group, Inc. (a)	10	8,540
Verisk Analytics, Inc.	30	5,185
		16,698
Road & Rail - 1.6%
Old Dominion Freight Lines, Inc.	67	17,785
Ryder System, Inc.	14	1,145
		18,930

TOTAL INDUSTRIALS		197,407

INFORMATION TECHNOLOGY - 37.4%
Electronic Equipment & Components - 3.2%
Amphenol Corp. Class A	186	12,510
Keysight Technologies, Inc. (a)	46	6,549
Zebra Technologies Corp. Class A (a)	36	17,894
		36,953
IT Services - 6.2%
Adyen BV (a)(b)	1	2,312
EPAM Systems, Inc. (a)	62	29,611
Global Payments, Inc.	13	2,518
Okta, Inc. (a)	67	14,903
Snowflake Computing, Inc.	60	14,282
Twilio, Inc. Class A (a)	26	8,736
		72,362
Semiconductors & Semiconductor Equipment - 10.3%
Analog Devices, Inc.	16	2,634
ASM International NV (Netherlands)	4	1,258
Broadcom, Inc.	6	2,834
Enphase Energy, Inc. (a)	29	4,148
Entegris, Inc.	190	21,746
KLA Corp.	104	32,954
Lam Research Corp.	18	11,697
Marvell Technology, Inc.	166	8,018
MKS Instruments, Inc.	9	1,694
NXP Semiconductors NV	26	5,497
Qorvo, Inc. (a)	48	8,771
Skyworks Solutions, Inc.	33	5,610
SolarEdge Technologies, Inc. (a)	52	13,417
		120,278
Software - 17.7%
Adobe, Inc. (a)	6	3,027
ANSYS, Inc. (a)	53	17,911
Atlassian Corp. PLC (a)	34	7,932
Cadence Design Systems, Inc. (a)	203	25,779
Coupa Software, Inc. (a)	14	3,335
Crowdstrike Holdings, Inc. (a)	24	5,332
DocuSign, Inc. (a)	42	8,468
Duck Creek Technologies, Inc. (a)	100	3,931
Dynatrace, Inc. (a)	140	7,244
Elastic NV (a)	47	5,556
Fair Isaac Corp. (a)	10	5,061
Five9, Inc. (a)	63	11,157
Fortinet, Inc. (a)	100	21,854
HubSpot, Inc. (a)	11	5,548
Intuit, Inc.	7	3,074
Paycom Software, Inc. (a)	28	9,229
Qualtrics International, Inc.	200	6,888
RingCentral, Inc. (a)	61	16,011
Synopsys, Inc. (a)	73	18,567
The Trade Desk, Inc. (a)	30	17,644
Zscaler, Inc. (a)	11	2,136
		205,684

TOTAL INFORMATION TECHNOLOGY		435,277

MATERIALS - 0.7%
Chemicals - 0.3%
Corbion NV	14	815
Sherwin-Williams Co.	12	3,402
		4,217
Containers & Packaging - 0.1%
O-I Glass, Inc. (a)	68	1,253
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	48	3,226

TOTAL MATERIALS		8,696

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	7	2,087
TOTAL COMMON STOCKS
(Cost $714,778)		1,150,678

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.03% (c)
(Cost $3,900)	3,899	3,900
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $718,678)		1,154,578
NET OTHER ASSETS (LIABILITIES) - 0.8%		9,465
NET ASSETS - 100%		$1,164,043

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,312 or 0.2% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$38,489	$38,489	$--	$--
Consumer Discretionary	116,022	116,022	--	--
Consumer Staples	44,215	44,215	--	--
Energy	5,320	5,320	--	--
Financials	73,629	73,629	--	--
Health Care	229,536	229,536	--	--
Industrials	197,407	197,407	--	--
Information Technology	435,277	435,277	--	--
Materials	8,696	8,696	--	--
Real Estate	2,087	2,087	--	--
Money Market Funds	3,900	3,900	--	--
Total Investments in Securities:	$1,154,578	$1,154,578	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $714,778)	$1,150,678
Fidelity Central Funds (cost $3,900)	3,900
Total Investment in Securities (cost $718,678)		$1,154,578
Cash		8,591
Receivable for investments sold		2,307
Dividends receivable		477
Total assets		1,165,953
Liabilities
Payable for investments purchased	$1,910
Total liabilities		1,910
Net Assets		$1,164,043
Net Assets consist of:
Paid in capital		$643,201
Total accumulated earnings (loss)		520,842
Net Assets		$1,164,043
Net Asset Value, offering price and redemption price per share ($1,164,043 ÷ 155,255 shares)		$7.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends		$2,193
Income from Fidelity Central Funds		1
Total income		2,194
Expenses
Independent trustees' fees and expenses	$2
Total expenses		2
Net investment income (loss)		2,192
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	87,531
Foreign currency transactions	2
Total net realized gain (loss)		87,533
Change in net unrealized appreciation (depreciation) on investment securities		58,764
Net gain (loss)		146,297
Net increase (decrease) in net assets resulting from operations		$148,489

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,192	$5,399
Net realized gain (loss)	87,533	117,104
Change in net unrealized appreciation (depreciation)	58,764	167,395
Net increase (decrease) in net assets resulting from operations	148,489	289,898
Distributions to shareholders	(119,224)	(469,928)
Share transactions
Proceeds from sales of shares	–	–
Reinvestment of distributions	119,224	469,928
Cost of shares redeemed	–	–
Net increase (decrease) in net assets resulting from share transactions	119,224	469,928
Total increase (decrease) in net assets	148,489	289,898
Net Assets
Beginning of period	1,015,554	725,656
End of period	$1,164,043	$1,015,554
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	17,105	87,347
Redeemed	–	–
Net increase (decrease)	17,105	87,347

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Growth Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$7.35	$14.28	$11.64	$11.25	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.04C	.12	.13D	.10E
Net realized and unrealized gain (loss)	1.00	2.28	2.60	.35	1.15
Total from investment operations	1.01	2.32	2.72	.48	1.25
Distributions from net investment income	(.05)	(1.53)	(.08)	(.09)	–
Distributions from net realized gain	(.81)	(7.72)	–	–	–
Total distributions	(.86)	(9.25)	(.08)	(.09)	–
Net asset value, end of period	$7.50	$7.35	$14.28	$11.64	$11.25
Total ReturnF	14.68%	39.97%	23.66%	4.29%	12.50%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	- %J
Expenses net of fee waivers, if anyI	- %J	-%	-%	-%	- %J
Expenses net of all reductionsI	- %J	-%	-%	-%	- %J
Net investment income (loss)	.39%J	.68%C	.98%	1.11%D	1.29%E,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,164	$1,016	$726	$15,447	$711
Portfolio turnover rateK	77%J	94%	83%	88%	38%J

 A For the period March 8, 2017 (commencement of operations) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .58%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .93%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.14%.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021

1. Organization.

Fidelity Flex Mid Cap Growth Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC)and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$439,178
Gross unrealized depreciation	(5,600)
Net unrealized appreciation (depreciation)	$433,578
Tax cost	$721,000

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Growth Fund	428,759	421,072

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Mid Cap Growth Fund	$6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Growth Fund	23,413	47,016

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Mid Cap Growth Fund	100%

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Flex Mid Cap Growth Fund	- %C
Actual		$1,000.00	$1,146.80	$–D
Hypothetical-E		$1,000.00	$1,024.93	$–D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount Represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZDG-SANN-0721
1.9881578.104

Fidelity® Growth Strategies K6 Fund

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2021

% of fund's net assets
KLA Corp.	3.0
EPAM Systems, Inc.	2.6
MSCI, Inc.	2.5
Mettler-Toledo International, Inc.	2.4
Charles River Laboratories International, Inc.	2.3
Cadence Design Systems, Inc.	2.3
ResMed, Inc.	2.2
Entegris, Inc.	2.0
West Pharmaceutical Services, Inc.	1.9
IDEXX Laboratories, Inc.	1.9
23.1

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Information Technology	36.1
Health Care	20.6
Industrials	17.6
Consumer Discretionary	9.9
Financials	6.5

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments – 3.9%

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Entertainment - 1.9%
Electronic Arts, Inc.	3,800	$543,134
Take-Two Interactive Software, Inc. (a)	12,100	2,245,276
		2,788,410
Interactive Media & Services - 1.4%
Match Group, Inc. (a)	14,000	2,007,320

TOTAL COMMUNICATION SERVICES		4,795,730

CONSUMER DISCRETIONARY - 9.9%
Distributors - 1.4%
Pool Corp.	4,800	2,095,440
Hotels, Restaurants & Leisure - 0.9%
Churchill Downs, Inc.	1,100	219,483
Domino's Pizza, Inc.	2,400	1,024,488
		1,243,971
Household Durables - 2.2%
D.R. Horton, Inc.	2,700	257,283
Lennar Corp. Class A	10,900	1,079,209
NVR, Inc. (a)	100	488,723
Tempur Sealy International, Inc.	33,602	1,293,677
		3,118,892
Internet & Direct Marketing Retail - 1.4%
eBay, Inc.	11,700	712,296
Etsy, Inc. (a)	7,600	1,251,948
		1,964,244
Multiline Retail - 0.8%
Dollar General Corp.	5,900	1,197,464
Specialty Retail - 3.2%
AutoZone, Inc. (a)	600	843,960
Best Buy Co., Inc.	11,600	1,348,384
RH (a)	1,500	961,575
Tractor Supply Co.	2,500	454,250
Williams-Sonoma, Inc.	6,300	1,068,102
		4,676,271

TOTAL CONSUMER DISCRETIONARY		14,296,282

CONSUMER STAPLES - 4.0%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	1,300	1,375,608
Brown-Forman Corp. Class B (non-vtg.)	12,300	988,428
		2,364,036
Food Products - 1.1%
Bunge Ltd.	6,900	599,058
Darling Ingredients, Inc. (a)	14,700	1,006,362
		1,605,420
Household Products - 1.0%
Church & Dwight Co., Inc.	16,900	1,448,837
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	1,000	306,520

TOTAL CONSUMER STAPLES		5,724,813

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
PDC Energy, Inc.	16,300	688,186
FINANCIALS - 6.5%
Capital Markets - 5.5%
Ameriprise Financial, Inc.	2,400	623,616
LPL Financial	2,192	324,153
MarketAxess Holdings, Inc.	3,700	1,726,198
Moody's Corp.	1,700	570,095
MSCI, Inc.	7,600	3,557,788
Nordnet AB	26,000	484,267
S&P Global, Inc.	1,300	493,311
Tradeweb Markets, Inc. Class A	1,700	142,426
		7,921,854
Insurance - 1.0%
Arthur J. Gallagher & Co.	6,800	996,948
Progressive Corp.	5,200	515,216
		1,512,164

TOTAL FINANCIALS		9,434,018

HEALTH CARE - 20.6%
Biotechnology - 0.7%
Avid Bioservices, Inc. (a)	17,700	376,656
Natera, Inc. (a)	6,700	630,738
		1,007,394
Health Care Equipment & Supplies - 9.6%
DexCom, Inc. (a)	6,400	2,364,096
Edwards Lifesciences Corp. (a)	4,200	402,780
Hologic, Inc. (a)	17,500	1,103,550
IDEXX Laboratories, Inc. (a)	5,000	2,790,550
Intuitive Surgical, Inc. (a)	300	252,654
Masimo Corp. (a)	4,700	1,013,320
ResMed, Inc.	15,300	3,149,505
West Pharmaceutical Services, Inc.	8,100	2,814,831
		13,891,286
Health Care Providers & Services - 1.5%
Guardant Health, Inc. (a)	6,000	744,720
Laboratory Corp. of America Holdings (a)	3,800	1,043,024
Tenet Healthcare Corp. (a)	6,092	407,616
		2,195,360
Health Care Technology - 1.9%
Veeva Systems, Inc. Class A (a)	9,300	2,709,462
Life Sciences Tools & Services - 5.4%
10X Genomics, Inc. (a)	1,100	198,000
Bio-Rad Laboratories, Inc. Class A (a)	1,000	602,370
Charles River Laboratories International, Inc. (a)	9,900	3,346,101
Maravai LifeSciences Holdings, Inc.	1,200	45,048
Mettler-Toledo International, Inc. (a)	2,598	3,379,868
Waters Corp. (a)	600	193,350
		7,764,737
Pharmaceuticals - 1.5%
Horizon Therapeutics PLC (a)	13,500	1,237,410
Royalty Pharma PLC (b)	23,000	922,760
		2,160,170

TOTAL HEALTH CARE		29,728,409

INDUSTRIALS - 17.6%
Aerospace & Defense - 1.2%
TransDigm Group, Inc. (a)	2,600	1,686,984
Airlines - 0.5%
Southwest Airlines Co. (a)	11,400	700,644
Building Products - 3.3%
Carrier Global Corp.	39,000	1,791,270
Fortune Brands Home & Security, Inc.	8,800	907,808
The AZEK Co., Inc.	22,000	957,660
Trane Technologies PLC	2,100	391,440
Trex Co., Inc. (a)	7,300	711,093
		4,759,271
Commercial Services & Supplies - 3.0%
Cintas Corp.	5,200	1,838,408
Copart, Inc. (a)	17,500	2,257,675
Tetra Tech, Inc.	1,900	226,993
		4,323,076
Construction & Engineering - 0.4%
Quanta Services, Inc.	5,500	524,425
Electrical Equipment - 3.4%
AMETEK, Inc.	8,200	1,107,820
Atkore, Inc. (a)	11,200	864,640
Generac Holdings, Inc. (a)	5,600	1,840,832
Rockwell Automation, Inc.	3,900	1,028,508
		4,841,800
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	1,300	585,013
Machinery - 2.3%
IDEX Corp.	3,400	757,044
Otis Worldwide Corp.	16,900	1,323,777
Toro Co.	11,800	1,310,862
		3,391,683
Professional Services - 1.4%
Booz Allen Hamilton Holding Corp. Class A	4,400	373,692
CoStar Group, Inc. (a)	1,200	1,024,800
Verisk Analytics, Inc.	4,000	691,320
		2,089,812
Road & Rail - 1.7%
Old Dominion Freight Lines, Inc.	8,400	2,229,780
Ryder System, Inc.	1,600	130,864
TuSimple Holdings, Inc. (a)	2,700	103,518
		2,464,162

TOTAL INDUSTRIALS		25,366,870

INFORMATION TECHNOLOGY - 36.1%
Electronic Equipment & Components - 3.3%
Amphenol Corp. Class A	23,500	1,580,610
Keysight Technologies, Inc. (a)	6,600	939,708
Zebra Technologies Corp. Class A (a)	4,532	2,252,631
		4,772,949
IT Services - 4.9%
Adyen BV (a)(c)	6	13,870
EPAM Systems, Inc. (a)	7,900	3,773,040
Global Payments, Inc.	1,600	309,936
Okta, Inc. (a)	8,400	1,868,496
Twilio, Inc. Class A (a)	3,300	1,108,800
		7,074,142
Semiconductors & Semiconductor Equipment - 10.7%
Analog Devices, Inc.	2,200	362,120
ASM International NV (Netherlands)	400	125,807
Broadcom, Inc.	700	330,631
Enphase Energy, Inc. (a)	3,900	557,895
Entegris, Inc.	24,800	2,838,360
KLA Corp.	13,600	4,309,701
Lam Research Corp.	2,200	1,429,670
Marvell Technology, Inc.	21,310	1,029,273
MKS Instruments, Inc.	1,100	207,053
NXP Semiconductors NV	3,500	739,970
Qorvo, Inc. (a)	6,300	1,151,136
Skyworks Solutions, Inc.	4,300	731,000
SolarEdge Technologies, Inc. (a)	6,300	1,625,463
		15,438,079
Software - 17.2%
Adobe, Inc. (a)	800	403,664
ANSYS, Inc. (a)	6,900	2,331,786
Atlassian Corp. PLC (a)	4,860	1,133,741
Cadence Design Systems, Inc. (a)	25,600	3,250,944
Coupa Software, Inc. (a)	1,800	428,760
Crowdstrike Holdings, Inc. (a)	3,100	688,665
DocuSign, Inc. (a)	5,300	1,068,586
Duck Creek Technologies, Inc. (a)	8,500	334,135
Dynatrace, Inc. (a)	17,800	920,972
Elastic NV (a)	5,800	685,618
Fair Isaac Corp. (a)	248	125,503
Five9, Inc. (a)	7,800	1,381,380
Fortinet, Inc. (a)	12,600	2,753,604
HubSpot, Inc. (a)	1,500	756,570
Intuit, Inc.	895	392,986
Paycom Software, Inc. (a)	3,500	1,153,600
Qualtrics International, Inc.	700	24,108
RingCentral, Inc. (a)	7,600	1,994,772
Synopsys, Inc. (a)	9,700	2,467,098
The Trade Desk, Inc. (a)	3,800	2,234,932
Zscaler, Inc. (a)	1,300	252,460
		24,783,884

TOTAL INFORMATION TECHNOLOGY		52,069,054

MATERIALS - 0.7%
Chemicals - 0.4%
Corbion NV	1,463	85,158
Sherwin-Williams Co.	1,600	453,648
		538,806
Containers & Packaging - 0.1%
O-I Glass, Inc. (a)	7,100	130,853
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	5,800	389,818

TOTAL MATERIALS		1,059,477

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	900	268,308
TOTAL COMMON STOCKS
(Cost $84,413,413)		143,431,147

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.03% (d)	938,110	938,298
Fidelity Securities Lending Cash Central Fund 0.03% (d)(e)	938,872	938,966
TOTAL MONEY MARKET FUNDS
(Cost $1,877,264)		1,877,264
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $86,290,677)		145,308,411
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,010,150)
NET ASSETS - 100%		$144,298,261

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,870 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$643
Fidelity Securities Lending Cash Central Fund	121
Total	$764

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,795,730	$4,795,730	$--	$--
Consumer Discretionary	14,296,282	14,296,282	--	--
Consumer Staples	5,724,813	5,724,813	--	--
Energy	688,186	688,186	--	--
Financials	9,434,018	9,434,018	--	--
Health Care	29,728,409	29,728,409	--	--
Industrials	25,366,870	25,366,870	--	--
Information Technology	52,069,054	52,069,054	--	--
Materials	1,059,477	1,059,477	--	--
Real Estate	268,308	268,308	--	--
Money Market Funds	1,877,264	1,877,264	--	--
Total Investments in Securities:	$145,308,411	$145,308,411	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $918,748) — See accompanying schedule: Unaffiliated issuers (cost $84,413,413)	$143,431,147
Fidelity Central Funds (cost $1,877,264)	1,877,264
Total Investment in Securities (cost $86,290,677)		$145,308,411
Receivable for investments sold		185,361
Receivable for fund shares sold		41,205
Dividends receivable		60,510
Distributions receivable from Fidelity Central Funds		69
Other receivables		1,077
Total assets		145,596,633
Liabilities
Payable for investments purchased	$295,916
Payable for fund shares redeemed	10,497
Accrued management fee	53,059
Collateral on securities loaned	938,900
Total liabilities		1,298,372
Net Assets		$144,298,261
Net Assets consist of:
Paid in capital		$59,650,716
Total accumulated earnings (loss)		84,647,545
Net Assets		$144,298,261
Net Asset Value, offering price and redemption price per share ($144,298,261 ÷ 7,889,279 shares)		$18.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends		$297,074
Income from Fidelity Central Funds (including $121 from security lending)		764
Total income		297,838
Expenses
Management fee	$334,253
Independent trustees' fees and expenses	328
Total expenses before reductions	334,581
Expense reductions	(2,950)
Total expenses after reductions		331,631
Net investment income (loss)		(33,793)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,813,855
Fidelity Central Funds	84
Foreign currency transactions	390
Total net realized gain (loss)		25,814,329
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,280,221)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(10,280,220)
Net gain (loss)		15,534,109
Net increase (decrease) in net assets resulting from operations		$15,500,316

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(33,793)	$430,984
Net realized gain (loss)	25,814,329	9,104,248
Change in net unrealized appreciation (depreciation)	(10,280,220)	30,244,188
Net increase (decrease) in net assets resulting from operations	15,500,316	39,779,420
Distributions to shareholders	(4,603,993)	(856,685)
Share transactions
Proceeds from sales of shares	12,562,393	45,481,751
Reinvestment of distributions	4,603,992	856,685
Cost of shares redeemed	(65,956,399)	(68,760,423)
Net increase (decrease) in net assets resulting from share transactions	(48,790,014)	(22,421,987)
Total increase (decrease) in net assets	(37,893,691)	16,500,748
Net Assets
Beginning of period	182,191,952	165,691,204
End of period	$144,298,261	$182,191,952
Other Information
Shares
Sold	703,794	3,226,490
Issued in reinvestment of distributions	265,973	61,676
Redeemed	(3,761,314)	(4,707,176)
Net increase (decrease)	(2,791,547)	(1,419,010)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Strategies K6 Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$17.06	$13.69	$11.21	$10.95	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.04D	.06E	.09F	.04
Net realized and unrealized gain (loss)	1.67	3.40	2.51	.20	.91
Total from investment operations	1.67	3.44	2.57	.29	.95
Distributions from net investment income	(.02)	(.07)	(.09)	(.03)	–
Distributions from net realized gain	(.42)	–	–	–	–
Total distributions	(.44)	(.07)	(.09)	(.03)	–
Net asset value, end of period	$18.29	$17.06	$13.69	$11.21	$10.95
Total ReturnG,H	9.95%	25.24%	23.18%	2.68%	9.50%
Ratios to Average Net AssetsI,J
Expenses before reductions	.45%K	.45%	.45%	.45%	.45%K
Expenses net of fee waivers, if any	.45%K	.45%	.45%	.45%	.45%K
Expenses net of all reductions	.45%K	.45%	.45%	.45%	.45%K
Net investment income (loss)	(.05)%K	.25%D	.49%E	.76%F	.81%K
Supplemental Data
Net assets, end of period (000 omitted)	$144,298	$182,192	$165,691	$132,993	$80,512
Portfolio turnover rateL	50%K	73%	66%M	51%M	56%K,M

 A For the period May 25, 2017 (commencement of operations) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .39%.

 F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .52%.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021

1. Organization.

Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$59,410,916
Gross unrealized depreciation	(415,072)
Net unrealized appreciation (depreciation)	$58,995,844
Tax cost	$86,312,567

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies K6 Fund	36,211,024	88,028,953

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Strategies K6 Fund	$317

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies K6 Fund	2,907,477	1,531,701

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Strategies K6 Fund	$12	$1	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $2,949 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Growth Strategies K6 Fund	.45%
Actual		$1,000.00	$1,099.50	$2.36
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Strategies K6 Fund

The Board considered the fund's underperformance for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Growth Strategies K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FEGK6-SANN-0721
1.9883994.104

Fidelity® Growth Company K6 Fund

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2021

% of fund's net assets
NVIDIA Corp.	7.3
Apple, Inc.	6.1
Amazon.com, Inc.	5.8
Microsoft Corp.	4.5
Alphabet, Inc. Class A	3.5
lululemon athletica, Inc.	2.6
Salesforce.com, Inc.	2.5
Alphabet, Inc. Class C	2.1
Facebook, Inc. Class A	2.0
Shopify, Inc. Class A	1.9
38.3

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Information Technology	35.6
Consumer Discretionary	21.7
Health Care	16.1
Communication Services	12.5
Industrials	6.4

Asset Allocation (% of fund's net assets)

As of May 31, 2021 *
Stocks	98.7%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 10.3%

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 12.4%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	9,758	$551,229
Entertainment - 3.5%
Activision Blizzard, Inc.	406,642	39,545,935
Electronic Arts, Inc.	79,247	11,326,774
NetEase, Inc. ADR	102,806	12,123,912
Netflix, Inc. (a)	148,935	74,886,007
Roblox Corp. (a)(b)	217,233	20,369,938
Roku, Inc. Class A (a)	467,589	162,117,782
Sea Ltd. ADR (a)	317,833	80,488,029
The Walt Disney Co. (a)	82,758	14,784,717
Zynga, Inc. (a)	236,955	2,568,592
		418,211,686
Interactive Media & Services - 8.2%
Alphabet, Inc.:
Class A (a)	177,992	419,500,445
Class C (a)	101,697	245,248,417
Bumble, Inc.	41,227	1,967,352
Facebook, Inc. Class A (a)	730,604	240,171,453
IAC (a)	12,420	1,980,617
Kuaishou Technology Class B (c)	110,205	2,758,870
Match Group, Inc. (a)	9,685	1,388,635
Pinterest, Inc. Class A (a)	55,550	3,627,415
Snap, Inc. Class A (a)	477,237	29,645,962
Tencent Holdings Ltd.	103,451	8,250,542
Twitter, Inc. (a)	179,910	10,434,780
Vimeo, Inc. (a)	20,163	846,846
Zillow Group, Inc. Class C (a)(b)	146,272	17,160,631
		982,981,965
Media - 0.0%
Comcast Corp. Class A	85,972	4,929,634
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	568,670	80,438,372

TOTAL COMMUNICATION SERVICES		1,487,112,886

CONSUMER DISCRETIONARY - 21.4%
Automobiles - 1.9%
Arrival Group (d)	404,442	7,373,180
Lordstown Motors Corp. (d)	130,689	1,164,439
Lordstown Motors Corp. (a)(b)	3,400	33,660
Rad Power Bikes, Inc. (d)(e)	171,416	826,883
Tesla, Inc. (a)	333,086	208,252,029
XPeng, Inc. ADR (a)(b)	175,540	5,640,100
		223,290,291
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A	5,497	771,779
Chipotle Mexican Grill, Inc. (a)	10,198	13,991,452
Hyatt Hotels Corp. Class A (a)	23,417	1,828,399
Marriott International, Inc. Class A (a)	268,317	38,524,955
McDonald's Corp.	733	171,441
Penn National Gaming, Inc. (a)	503,262	41,252,386
Planet Fitness, Inc. (a)	13,992	1,102,150
Rush Street Interactive, Inc. (d)	44,874	556,886
Rush Street Interactive, Inc. (a)(b)	260,057	3,227,307
Shake Shack, Inc. Class A (a)	14,966	1,406,505
Starbucks Corp.	395,996	45,096,024
The Booking Holdings, Inc. (a)	17,447	41,201,963
Vail Resorts, Inc. (a)	46,852	15,314,982
Yum China Holdings, Inc. (b)	145,092	9,814,023
		214,260,252
Household Durables - 1.0%
D.R. Horton, Inc.	251,317	23,947,997
KB Home	262,308	12,278,637
Lennar Corp. Class A	607,638	60,162,238
PulteGroup, Inc.	46,670	2,697,059
Toll Brothers, Inc.	290,358	18,942,956
Vizio Holding Corp. (a)(b)	104,708	2,286,823
		120,315,710
Internet & Direct Marketing Retail - 8.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	126,323	27,028,069
Amazon.com, Inc. (a)	217,328	700,463,357
Coupang, Inc. Class A (a)(b)	47,224	1,926,267
Deliveroo Holdings PLC (a)(c)	554,516	1,980,531
Etsy, Inc. (a)	34,967	5,760,114
Farfetch Ltd. Class A (a)(b)	234,113	10,846,455
JD.com, Inc. sponsored ADR (a)	342,541	25,327,482
Ocado Group PLC (a)	237,855	6,383,320
Ozon Holdings PLC ADR (b)	42,968	2,280,312
Pinduoduo, Inc. ADR (a)	43,800	5,469,744
Revolve Group, Inc. (a)	244,652	13,563,507
The RealReal, Inc. (a)	307,530	5,372,549
THG PLC	337,519	2,920,236
thredUP, Inc. (a)(b)	129,558	3,056,273
Wayfair LLC Class A (a)	667,867	204,727,950
Zomato Pvt Ltd. (d)(e)	4,462,200	3,581,710
		1,020,687,876
Leisure Products - 0.3%
Callaway Golf Co.	118,492	4,374,725
Peloton Interactive, Inc. Class A (a)	278,577	30,729,829
		35,104,554
Multiline Retail - 0.4%
Dollar General Corp.	45,012	9,135,636
Dollar Tree, Inc. (a)	61,880	6,033,300
Ollie's Bargain Outlet Holdings, Inc. (a)	385,886	33,355,986
Target Corp.	10,477	2,377,441
		50,902,363
Specialty Retail - 3.1%
Auto1 Group SE (c)	55,030	2,954,855
Carvana Co. Class A (a)	180,131	47,750,927
Cazoo Holdings Ltd. (d)	25,520	778,901
Five Below, Inc. (a)	48,889	9,001,443
Floor & Decor Holdings, Inc. Class A (a)	212,312	20,872,393
Lowe's Companies, Inc.	398,109	77,563,576
MYT Netherlands Parent BV ADR (b)	23,780	749,070
RH (a)	144,442	92,594,544
The Home Depot, Inc.	236,032	75,272,965
TJX Companies, Inc.	522,948	35,319,908
Williams-Sonoma, Inc.	54,095	9,171,266
		372,029,848
Textiles, Apparel & Luxury Goods - 4.4%
adidas AG	122,423	44,664,476
Canada Goose Holdings, Inc. (a)	211,287	8,468,985
Deckers Outdoor Corp. (a)	88,877	29,812,901
Dr. Martens Ltd. (a)	930,647	6,483,923
Figs, Inc. Class A (a)	19,500	665,925
lululemon athletica, Inc. (a)	955,139	308,634,065
NIKE, Inc. Class B	360,634	49,212,116
On Holding AG (a)(d)(e)	128	2,568,950
Paymentus Holdings, Inc. (a)	22,400	683,200
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,567,306	74,447,035
Under Armour, Inc. Class C (non-vtg.) (a)	190,676	3,634,285
VF Corp.	27,761	2,213,107
		531,488,968

TOTAL CONSUMER DISCRETIONARY		2,568,079,862

CONSUMER STAPLES - 2.7%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	8,060	8,528,770
Fever-Tree Drinks PLC	188,554	6,844,300
Keurig Dr. Pepper, Inc.	570,662	21,091,668
Monster Beverage Corp. (a)	485,297	45,748,948
PepsiCo, Inc.	65,570	9,700,426
The Coca-Cola Co.	872,706	48,251,915
		140,166,027
Food & Staples Retailing - 0.5%
Blink Health, Inc. Series A1 (d)(e)	65,933	2,152,053
Costco Wholesale Corp.	91,168	34,486,119
Grocery Outlet Holding Corp. (a)(b)	59,809	2,037,693
Kroger Co.	130,052	4,809,323
Oatly Group AB ADR (a)	76,453	1,812,701
Performance Food Group Co. (a)	219,802	11,018,674
Sweetgreen, Inc. warrants 1/21/26 (a)(d)(e)	130,426	515,183
		56,831,746
Food Products - 0.5%
AppHarvest, Inc. (d)	248,018	3,923,025
Archer Daniels Midland Co.	115,971	7,715,551
Beyond Meat, Inc. (a)(b)	5,611	815,952
Bunge Ltd.	252,586	21,929,517
Darling Ingredients, Inc. (a)	166,226	11,379,832
Freshpet, Inc. (a)	22,496	3,977,743
JDE Peet's BV	19,440	766,891
Laird Superfood, Inc. (b)	146,170	4,776,836
Mondelez International, Inc.	23,267	1,478,153
		56,763,500
Household Products - 0.2%
Church & Dwight Co., Inc.	45,418	3,893,685
Colgate-Palmolive Co.	90,399	7,573,628
Procter & Gamble Co.	140,631	18,964,090
		30,431,403
Personal Products - 0.0%
Unilever PLC (Netherlands)	45,570	2,717,722
Tobacco - 0.3%
Altria Group, Inc.	619,665	30,499,911
Philip Morris International, Inc.	56,934	5,490,146
		35,990,057

TOTAL CONSUMER STAPLES		322,900,455

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Halliburton Co.	519,240	11,656,938
Schlumberger Ltd.	481,312	15,079,505
		26,736,443
Oil, Gas & Consumable Fuels - 0.7%
EOG Resources, Inc.	27,322	2,195,049
Hess Corp.	671,512	56,286,136
Pioneer Natural Resources Co.	25,124	3,823,622
Reliance Industries Ltd.	648,700	19,324,539
Reliance Industries Ltd.	33,246	558,184
		82,187,530

TOTAL ENERGY		108,923,973

FINANCIALS - 2.0%
Banks - 1.2%
Bank of America Corp.	925,250	39,221,348
First Republic Bank	81,409	15,584,939
HDFC Bank Ltd. sponsored ADR (a)	342,114	26,181,984
JPMorgan Chase & Co.	226,576	37,212,842
Wells Fargo & Co.	475,338	22,207,791
		140,408,904
Capital Markets - 0.7%
Aspirational Consumer Lifestyle Corp. Class A (a)(b)	57,505	574,475
B3 SA - Brasil Bolsa Balcao	3,014,400	10,090,764
BlackRock, Inc. Class A	30,404	26,665,524
Charles Schwab Corp.	507,461	37,475,995
Coinbase Global, Inc. (a)	9,520	2,251,861
Edelweiss Financial Services Ltd.	293,900	264,240
The Beauty Health Co. (a)	133,095	1,895,273
The Beauty Health Co. (d)	428,643	5,493,489
		84,711,621
Consumer Finance - 0.0%
American Express Co.	9,691	1,551,820
Discover Financial Services	20,909	2,451,789
		4,003,609
Diversified Financial Services - 0.1%
BowX Acquisition Corp. (a)(b)	403,766	4,958,246
CM Life Sciences II, Inc. unit (a)	3,886	51,684
Decarbonization Plus Acquisition Corp. Class A (a)(b)	39,559	395,590
Flywire Corp. (a)	6,000	206,040
Social Finance, Inc. (d)	180,833	3,279,406
		8,890,966

TOTAL FINANCIALS		238,015,100

HEALTH CARE - 15.7%
Biotechnology - 8.2%
4D Molecular Therapeutics, Inc.	36,918	980,542
AbbVie, Inc.	93,427	10,575,936
ACADIA Pharmaceuticals, Inc. (a)	1,296,907	28,972,902
ADC Therapeutics SA (a)	150,156	3,250,877
Akouos, Inc. (c)	54,474	711,430
Akouos, Inc. (a)	250,289	3,268,774
Akoya Biosciences, Inc. (a)	30,360	632,095
Alector, Inc. (a)(b)	277,123	4,932,789
Allovir, Inc. (a)(b)	495,163	11,606,621
Alnylam Pharmaceuticals, Inc. (a)	762,762	108,304,576
ALX Oncology Holdings, Inc. (a)	21,180	1,197,941
Amgen, Inc.	126,136	30,012,800
Annexon, Inc. (a)	34,928	737,679
Arcutis Biotherapeutics, Inc. (a)	115,690	3,048,432
Argenx SE ADR (a)	116,465	32,492,570
Arrowhead Pharmaceuticals, Inc. (a)	16,706	1,212,856
Ascendis Pharma A/S sponsored ADR (a)	11,554	1,552,627
aTyr Pharma, Inc. (a)(b)	157,556	715,304
Avidity Biosciences, Inc. (b)	243,429	5,779,004
Axcella Health, Inc. (a)	414,375	1,321,856
BeiGene Ltd. ADR (a)	294,926	105,733,920
BioAtla, Inc.	169,567	7,299,859
BioNTech SE ADR (a)(b)	134,898	27,519,192
BioXcel Therapeutics, Inc. (a)(b)	158,863	5,247,245
Bolt Biotherapeutics, Inc.	47,833	837,556
BridgeBio Pharma, Inc. (a)	42,450	2,513,040
Burning Rock Biotech Ltd. ADR	9,391	254,214
Calyxt, Inc. (a)(b)	197,603	851,669
Cerevel Therapeutics Holdings (a)	415,649	5,453,315
ChemoCentryx, Inc. (a)	454,680	4,615,002
Codiak Biosciences, Inc. (b)	147,626	3,339,300
Connect Biopharma Holdings Ltd. ADR (a)	90,641	1,348,738
CRISPR Therapeutics AG (a)	14,379	1,699,310
Cyclerion Therapeutics, Inc. (a)	43,223	140,043
Day One Biopharmaceuticals, Inc. (a)	39,200	928,648
Denali Therapeutics, Inc. (a)	63,370	4,029,698
Evelo Biosciences, Inc. (a)	628,907	8,439,932
Exact Sciences Corp. (a)	34,190	3,779,021
Exelixis, Inc. (a)	64,510	1,454,701
Fate Therapeutics, Inc. (a)	447,321	34,264,789
Foghorn Therapeutics, Inc. (c)	59,955	624,132
Foghorn Therapeutics, Inc.	84,548	880,145
Fusion Pharmaceuticals, Inc. (a)	46,851	384,647
Gemini Therapeutics, Inc. (d)	96,363	1,185,265
Gemini Therapeutics, Inc.	42,952	528,310
Generation Bio Co.	313,783	10,750,206
Immunocore Holdings PLC ADR	47,934	1,965,294
Inhibrx, Inc. (a)(b)	114,272	2,417,996
Instil Bio, Inc. (a)	95,214	1,694,809
Ionis Pharmaceuticals, Inc. (a)	1,586,181	59,085,242
iTeos Therapeutics, Inc. (a)	36,914	758,214
Karuna Therapeutics, Inc. (a)	206,581	23,099,887
Keros Therapeutics, Inc. (a)	48,019	2,619,917
Kinnate Biopharma, Inc.	55,473	1,302,506
Kronos Bio, Inc. (c)	49,578	1,210,199
Kronos Bio, Inc. (b)	22,345	545,441
Kura Oncology, Inc. (a)	38,669	860,385
Kymera Therapeutics, Inc. (a)	23,220	1,116,650
Lexicon Pharmaceuticals, Inc. (a)	542,204	2,380,276
Mirati Therapeutics, Inc. (a)	4,508	712,940
Moderna, Inc. (a)	309,630	57,284,646
Morphic Holding, Inc. (a)	174,325	8,604,682
Novavax, Inc. (a)	110,314	16,284,553
Olema Pharmaceuticals, Inc. (b)	45,756	1,279,338
ORIC Pharmaceuticals, Inc. (a)	183,964	4,203,577
Passage Bio, Inc. (a)	138,557	1,835,880
PMV Pharmaceuticals, Inc. (b)	20,111	691,818
Poseida Therapeutics, Inc. (c)	110,056	929,973
Poseida Therapeutics, Inc. (a)(b)	203,577	1,720,226
Praxis Precision Medicines, Inc.	360,870	7,069,443
Prelude Therapeutics, Inc.	54,870	1,907,281
Protagonist Therapeutics, Inc. (a)	141,975	4,984,742
Prothena Corp. PLC (a)	152,897	4,460,005
PTC Therapeutics, Inc. (a)	132,040	5,185,211
Recursion Pharmaceuticals, Inc. (a)	49,115	1,294,671
Regeneron Pharmaceuticals, Inc. (a)	69,662	35,000,279
Relay Therapeutics, Inc. (a)	122,371	3,930,557
Repare Therapeutics, Inc.	12,420	401,414
Repligen Corp. (a)	31,578	5,766,459
Revolution Medicines, Inc. (a)	161,608	4,833,695
Rigel Pharmaceuticals, Inc. (a)(b)	2,126,275	7,909,743
Rubius Therapeutics, Inc. (a)(b)	1,108,097	27,070,810
Sage Therapeutics, Inc. (a)	408,905	28,459,788
Sana Biotechnology, Inc. (b)	11,360	238,219
Sarepta Therapeutics, Inc. (a)	35,251	2,666,738
Scholar Rock Holding Corp. (a)	168,036	4,515,127
Seagen, Inc. (a)	16,273	2,528,011
Seres Therapeutics, Inc. (a)(b)	997,614	21,059,632
Shattuck Labs, Inc.	198,113	5,376,787
Sigilon Therapeutics, Inc. (b)	61,482	717,495
Silverback Therapeutics, Inc.	30,816	839,881
Silverback Therapeutics, Inc. (b)	272,852	7,511,616
Springworks Therapeutics, Inc. (a)	296,674	24,190,798
Spruce Biosciences, Inc.	36,563	516,635
Stoke Therapeutics, Inc. (a)	2,102	83,365
Synlogic, Inc. (a)	322,933	1,207,769
Syros Pharmaceuticals, Inc. (a)	377,575	2,435,359
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	8,675	7,403
Taysha Gene Therapies, Inc.	216,229	4,865,153
TG Therapeutics, Inc. (a)	291,961	10,180,680
Translate Bio, Inc. (a)	607,118	10,934,195
Turning Point Therapeutics, Inc. (a)	17,167	1,136,112
Twist Bioscience Corp. (a)	20,359	2,184,724
Ultragenyx Pharmaceutical, Inc. (a)	17,789	1,809,319
uniQure B.V. (a)	187,723	6,519,620
UNITY Biotechnology, Inc. (a)(b)	343,422	1,538,531
Vaxcyte, Inc.	221,267	4,662,096
Vertex Pharmaceuticals, Inc. (a)	28,244	5,892,546
Vor Biopharma, Inc.	53,738	1,077,178
Vor Biopharma, Inc. (a)(b)	41,050	866,155
Xencor, Inc. (a)	207,896	7,995,680
Yumanity Therapeutics, Inc. (d)	19,318	297,111
Yumanity Therapeutics, Inc.	13,229	193,289
Zai Lab Ltd. ADR (a)	142,184	25,260,409
Zentalis Pharmaceuticals, Inc. (a)	54,932	3,067,952
		978,663,640
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	73,586	8,583,807
Danaher Corp.	167,784	42,976,194
DexCom, Inc. (a)	87,599	32,358,195
Insulet Corp. (a)	292,424	78,857,980
Intuitive Surgical, Inc. (a)	55,370	46,631,507
Novocure Ltd. (a)	672,919	137,275,476
Outset Medical, Inc.	204,807	9,886,034
Penumbra, Inc. (a)	72,392	18,033,571
Presbia PLC (a)(e)	96,997	12,610
Shockwave Medical, Inc. (a)	210,078	37,793,032
Treace Medical Concepts, Inc. (a)	47,992	1,557,340
		413,965,746
Health Care Providers & Services - 1.5%
1Life Healthcare, Inc. (a)	253,454	9,377,798
Alignment Healthcare, Inc. (a)	124,390	3,138,360
Alignment Healthcare, Inc.	140,694	3,194,739
Centene Corp. (a)	183,932	13,537,395
Guardant Health, Inc. (a)	22,068	2,739,080
Humana, Inc.	29,451	12,890,703
Ikena Oncology, Inc. (a)	42,215	759,870
Oak Street Health, Inc. (a)	325,149	19,635,748
Progyny, Inc. (a)	62,866	4,025,939
Signify Health, Inc.	30,455	770,512
UnitedHealth Group, Inc.	262,686	108,205,617
		178,275,761
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	174,468	317,532
Teladoc Health, Inc. (a)(b)	3,128	471,014
		788,546
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	692,229	124,601,220
AbCellera Biologics, Inc.(b)	7,742	207,718
Berkeley Lights, Inc. (a)	835	36,323
Bruker Corp.	47,443	3,294,442
Nanostring Technologies, Inc. (a)	75,854	4,209,138
Olink Holding AB ADR (a)	118,615	4,190,668
Sartorius Stedim Biotech	5,458	2,365,377
Seer, Inc. (b)	201,786	5,968,830
Seer, Inc.	70,934	2,077,245
Seer, Inc. Class A (d)	60,937	1,802,516
Sotera Health Co.	6,402	154,288
Thermo Fisher Scientific, Inc.	36,691	17,226,425
WuXi AppTec Co. Ltd. (H Shares) (c)	259,348	5,553,555
Wuxi Biologics (Cayman), Inc. (a)(c)	1,884,627	29,453,936
		201,141,681
Pharmaceuticals - 0.9%
4D Pharma PLC (a)(b)	472,103	658,644
Adimab LLC (d)(e)(f)	196,899	10,000,008
Arvinas Holding Co. LLC (a)	43,048	3,131,312
Atea Pharmaceuticals, Inc. (b)	872,986	17,826,374
Bristol-Myers Squibb Co.	105,924	6,961,325
Dragonfly Therapeutics, Inc. (a)(d)(e)	31,376	867,546
Fulcrum Therapeutics, Inc. (a)(b)	215,339	1,922,977
Hansoh Pharmaceutical Group Co. Ltd. (c)	388,204	1,693,074
Harmony Biosciences Holdings, Inc. (a)	103,246	3,299,742
Intra-Cellular Therapies, Inc. (a)	650,238	25,625,880
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	5,080	68,824
Kaleido Biosciences, Inc. (a)(b)	540,278	3,879,196
Longboard Pharmaceuticals, Inc. (a)	42,723	352,892
Nektar Therapeutics (a)	396,757	7,169,399
Nuvation Bio, Inc. (d)	312,840	4,226,156
Nuvation Bio, Inc. (a)(b)	96,397	1,370,765
OptiNose, Inc. (a)	388,198	1,238,352
Pharvaris BV	31,611	648,026
Pliant Therapeutics, Inc.	93,847	2,821,041
Sienna Biopharmaceuticals, Inc. (a)	254,062	5,843
Skyhawk Therapeutics, Inc. (d)(e)	127,580	2,094,864
Theravance Biopharma, Inc. (a)	272,963	4,716,801
UCB SA	32,833	3,072,265
Vera Therapeutics, Inc. (a)	51,143	882,217
Vera Therapeutics, Inc.	52,917	821,536
		105,355,059

TOTAL HEALTH CARE		1,878,190,433

INDUSTRIALS - 6.3%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (a)(d)(e)	3,900	1,637,961
The Boeing Co. (a)	28,882	7,134,432
		8,772,393
Air Freight & Logistics - 0.2%
FedEx Corp.	16,471	5,185,236
United Parcel Service, Inc. Class B	80,728	17,324,229
		22,509,465
Airlines - 1.9%
Delta Air Lines, Inc. (a)	791,327	37,730,471
Frontier Group Holdings, Inc. (a)	156,787	3,342,699
JetBlue Airways Corp. (a)	1,915,746	38,506,495
Ryanair Holdings PLC sponsored ADR (a)	51,399	6,000,833
Southwest Airlines Co. (a)	1,091,358	67,074,863
Spirit Airlines, Inc. (a)	359,484	12,837,174
Sun Country Airlines Holdings, Inc. (a)(b)	47,941	1,783,405
United Airlines Holdings, Inc. (a)	472,981	27,598,441
Wizz Air Holdings PLC (a)(c)	544,201	37,288,849
		232,163,230
Building Products - 0.2%
Resideo Technologies, Inc. (a)	112,272	3,356,933
The AZEK Co., Inc.	92,198	4,013,379
Trane Technologies PLC	78,216	14,579,462
		21,949,774
Construction & Engineering - 0.2%
MasTec, Inc. (a)	272,475	31,697,017
Electrical Equipment - 0.3%
AMETEK, Inc.	37,913	5,122,046
Eaton Corp. PLC	44,848	6,514,172
Emerson Electric Co.	95,450	9,133,611
Generac Holdings, Inc. (a)	32,387	10,646,255
Rockwell Automation, Inc.	27,081	7,141,801
Shoals Technologies Group, Inc.	25,710	709,596
		39,267,481
Industrial Conglomerates - 0.5%
3M Co.	122,394	24,850,878
Honeywell International, Inc.	134,791	31,124,590
		55,975,468
Machinery - 1.0%
Caterpillar, Inc.	109,268	26,342,329
Cummins, Inc.	39,069	10,051,672
Deere & Co.	101,514	36,656,705
Fortive Corp.	98,549	7,146,773
Illinois Tool Works, Inc. (b)	49,928	11,571,313
Ingersoll Rand, Inc. (a)	56,851	2,822,084
Xylem, Inc.	179,957	21,256,521
		115,847,397
Professional Services - 0.0%
CoStar Group, Inc. (a)	1,269	1,083,726
Road & Rail - 1.9%
Avis Budget Group, Inc. (a)(b)	691,606	60,736,839
CSX Corp.	91,487	9,159,678
Kansas City Southern	51,668	15,380,530
Lyft, Inc. (a)	518,587	29,606,132
Uber Technologies, Inc. (a)	1,228,120	62,425,340
Union Pacific Corp.	223,173	50,153,668
		227,462,187

TOTAL INDUSTRIALS		756,728,138

INFORMATION TECHNOLOGY - 35.5%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	10,681	3,624,918
Ciena Corp. (a)	532,924	28,175,692
Infinera Corp. (a)(b)	2,533,055	24,317,328
Lumentum Holdings, Inc. (a)	74,279	6,044,082
		62,162,020
Electronic Equipment & Components - 0.3%
908 Devices, Inc. (b)	29,105	1,226,194
Arlo Technologies, Inc. (a)	174,101	1,168,218
II-VI, Inc. (a)(b)	226,907	15,286,725
TE Connectivity Ltd.	2,560	347,341
Trimble, Inc. (a)	184,066	14,318,494
Vontier Corp.	17,743	622,424
		32,969,396
IT Services - 6.1%
Accenture PLC Class A	26,849	7,575,714
Actua Corp. (a)(e)	200,563	10,028
Black Knight, Inc. (a)	81,059	5,948,920
IBM Corp.	3,515	505,246
MasterCard, Inc. Class A	275,432	99,315,271
MongoDB, Inc. Class A (a)	3,193	932,164
Nuvei Corp. (a)(c)	28,225	2,113,488
Okta, Inc. (a)	48,712	10,835,497
PayPal Holdings, Inc. (a)	747,076	194,254,702
Riskified Ltd. (a)(d)(e)	27,950	321,425
Riskified Ltd. warrants (a)(d)(e)	168	0
Shopify, Inc. Class A (a)	189,222	232,070,515
Snowflake Computing, Inc.	3,120	742,654
Square, Inc. (a)	224,796	50,021,606
Twilio, Inc. Class A (a)	13,632	4,580,352
Visa, Inc. Class A	487,406	110,787,384
Wix.com Ltd. (a)	43,113	11,203,344
Worldline SA (a)(c)	58,033	5,555,191
		736,773,501
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. (a)	842,357	67,455,949
Applied Materials, Inc.	377,461	52,138,688
ASML Holding NV	68,768	46,450,721
Broadcom, Inc.	23,991	11,331,669
Cirrus Logic, Inc. (a)	316,419	24,702,831
Cree, Inc. (a)(b)	64,009	6,401,540
First Solar, Inc. (a)	104,545	7,956,920
Intel Corp.	104,018	5,941,508
KLA Corp.	55,511	17,590,881
Marvell Technology, Inc.	561,511	27,120,981
Micron Technology, Inc. (a)	333,169	28,032,840
NVIDIA Corp.	1,339,922	870,654,508
Qualcomm, Inc.	183,159	24,642,212
Silicon Laboratories, Inc. (a)	547,357	74,747,072
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	233,337	27,384,430
Teradyne, Inc.	55,547	7,351,645
Texas Instruments, Inc.	106,618	20,238,229
Xilinx, Inc.	37,986	4,824,222
		1,324,966,846
Software - 11.2%
ACV Auctions, Inc. Class A (a)(b)	5,404	140,072
Adobe, Inc. (a)	143,282	72,297,232
Alkami Technology, Inc. (a)	6,349	211,231
Atlassian Corp. PLC (a)	17,863	4,167,081
Autodesk, Inc. (a)	97,986	28,010,278
Avalara, Inc. (a)	17,133	2,264,469
BTRS Holdings, Inc. (d)	78,632	1,124,438
BTRS Holdings, Inc. (a)	1,700	24,310
Cloudflare, Inc. (a)(b)	1,139,237	93,485,788
Coupa Software, Inc. (a)	7,754	1,847,003
Crowdstrike Holdings, Inc. (a)	30,627	6,803,788
Datadog, Inc. Class A (a)	9,473	862,517
DocuSign, Inc. (a)	14,415	2,906,352
DoubleVerify Holdings, Inc. (a)	29,844	1,100,945
Elastic NV (a)	23,523	2,780,654
Epic Games, Inc. (d)(e)	5,000	4,425,000
HubSpot, Inc. (a)	66,529	33,555,897
Intuit, Inc.	68,804	30,211,148
Lightspeed POS, Inc. (b)	69,124	4,976,237
LivePerson, Inc. (a)	167,790	9,220,061
Microsoft Corp.	2,158,669	538,976,476
Nutanix, Inc. Class A (a)(b)	2,355,578	74,224,263
Olo, Inc. (a)(b)	22,776	770,968
Oracle Corp.	322,495	25,393,256
Paycom Software, Inc. (a)	12,926	4,260,410
Paylocity Holding Corp. (a)	18,888	3,207,749
Privia Health Group, Inc. (a)	47,670	1,560,239
Procore Technologies, Inc. (a)	12,093	1,045,077
RingCentral, Inc. (a)	6,096	1,600,017
Salesforce.com, Inc. (a)	1,276,383	303,906,792
Slack Technologies, Inc. Class A (a)	148,378	6,534,567
Stripe, Inc. Class B (a)(d)(e)	38,500	1,544,813
The Trade Desk, Inc. (a)	18,396	10,819,423
Tuya, Inc. ADR (a)(b)	36,638	874,183
UiPath, Inc. Class A (a)(b)	33,061	2,638,929
Workday, Inc. Class A (a)	21,791	4,984,038
Zendesk, Inc. (a)	183,390	25,062,077
Zoom Video Communications, Inc. Class A (a)	52,628	17,447,761
Zscaler, Inc. (a)	86,603	16,818,303
		1,342,083,842
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	5,864,402	730,763,133
Pure Storage, Inc. Class A (a)(b)	1,352,255	25,760,458
Samsung Electronics Co. Ltd.	100,405	7,291,938
		763,815,529

TOTAL INFORMATION TECHNOLOGY		4,262,771,134

MATERIALS - 1.4%
Chemicals - 0.5%
Albemarle Corp. U.S.	17,144	2,864,420
Corteva, Inc.	653,655	29,741,303
Dow, Inc.	99,599	6,814,564
DuPont de Nemours, Inc.	193,496	16,367,827
The Mosaic Co.	107,569	3,887,544
		59,675,658
Containers & Packaging - 0.2%
Ball Corp.	188,164	15,459,554
Sealed Air Corp.	142,741	8,116,253
		23,575,807
Metals & Mining - 0.7%
Barrick Gold Corp. (Canada)	540,438	12,823,649
Freeport-McMoRan, Inc.	1,479,446	63,201,933
Newmont Corp.	54,091	3,974,607
Rio Tinto PLC sponsored ADR (b)	100,729	8,806,736
		88,806,925

TOTAL MATERIALS		172,058,390

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	50,368	12,867,009
Simon Property Group, Inc.	126,236	16,220,064
		29,087,073
Real Estate Management & Development - 0.1%
Compass, Inc. (a)(b)	111,789	1,502,444
KE Holdings, Inc. ADR (a)	91,302	4,737,661
		6,240,105

TOTAL REAL ESTATE		35,327,178

TOTAL COMMON STOCKS
(Cost $8,325,576,877)		11,830,107,549

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series D (a)(d)(e)	574,100	964,488
Series E3 (d)(e)	767,218	1,288,926
		2,253,414
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Bird Rides, Inc. (d)	499,751	3,736,458
Bird Rides, Inc. Series D (d)	4,500	33,645
Rad Power Bikes, Inc.:
Series A (d)(e)	22,348	107,803
Series C (d)(e)	87,936	424,189
Rivian Automotive, Inc.:
Series E (d)(e)	338,639	12,478,847
Series F (d)(e)	222,207	8,188,328
		24,969,270
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc. Series G (d)(e)	19,907	4,971,122
Instacart, Inc.:
Series H (d)(e)	12,458	1,557,250
Series I (d)(e)	6,009	751,125
Reddit, Inc. Series E (d)(e)	4,501	191,176
		7,470,673
Specialty Retail - 0.0%
Fanatics, Inc.:
Series E (d)(e)	83,710	2,918,968
Series F (d)(e)	74,688	2,604,371
		5,523,339
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series D (a)(d)(e)	19,989	215,481
Series Seed (a)(d)(e)	26,124	281,617
Freenome, Inc. Series C (d)(e)	141,369	1,109,747
Nuvalent, Inc. Series B (d)(e)	506,797	1,048,968
		2,655,813
TOTAL CONSUMER DISCRETIONARY		40,619,095
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	125,782	4,105,524
Sweetgreen, Inc.:
Series C (a)(d)(e)	54	710
Series D (a)(d)(e)	862	11,335
Series I (a)(d)(e)	2,032	26,721
Series J (d)(e)	130,426	1,715,102
		5,859,392
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (d)(e)	27,155	1,636,070
TOTAL CONSUMER STAPLES		7,495,462
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. Series C (d)(e)	109,967	1,176,647
Sonder Holdings, Inc. Series E (a)(d)	168,483	2,382,139
		3,558,786
HEALTH CARE - 0.4%
Biotechnology - 0.3%
Adagio Theraputics, Inc.:
Series A (d)(e)	55,836	4,359,998
Series B (d)(e)	18,173	1,419,053
Series C (d)(e)	97,444	7,608,991
Ambrx, Inc.:
Series A (d)(e)	236,166	486,502
Series B (d)(e)	212,549	437,851
Bright Peak Therapeutics AG Series B (d)(e)	282,257	1,102,496
Caris Life Sciences, Inc. Series D (d)(e)	258,638	2,094,968
Century Therapeutics, Inc. Series C (d)(e)	772,563	5,000,002
Element Biosciences, Inc. Series B (a)(d)(e)	125,057	940,429
ElevateBio LLC Series C (d)(e)	247,600	1,038,682
EQRx, Inc. Series B (d)(e)	1,029,769	3,418,833
Inscripta, Inc.:
Series D (d)(e)	277,957	2,454,360
Series E (d)(e)	215,182	1,900,057
National Resilience, Inc. Series B (d)(e)	182,315	2,490,423
Omega Therapeutics, Inc. Series C (d)(e)	316,793	950,379
		35,703,024
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (d)(e)	1,087,032	1,104,251
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series B (d)(e)	756,226	1,020,905
Conformal Medical, Inc. Series C (d)(e)	140,186	612,613
Scorpion Therapeutics, Inc. Series B (d)(e)	260,848	631,103
		2,264,621
Health Care Technology - 0.0%
Aledade, Inc. Series B1 (d)(e)	26,096	999,234
PrognomIQ, Inc.:
Series A5 (d)(e)	37,950	126,753
Series B (d)(e)	196,968	657,873
		1,783,860
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(d)(e)	582	381,321
TOTAL HEALTH CARE		41,237,077
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (d)(e)	19,900	8,357,801
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	10,545	772,632
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (d)(e)	4,860	2,389,505
TOTAL INDUSTRIALS		11,519,938
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	122,201	977,119
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (d)(e)	754,820	836,857
IT Services - 0.1%
ByteDance Ltd. Series E1 (d)(e)	49,039	5,373,408
Riskified Ltd.:
Series D (d)(e)	16,900	194,350
Series E (a)(d)(e)	20,000	230,000
		5,797,758
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Ai Series B (d)(e)	299,482	1,535,564
Tenstorrent, Inc. Series C1 (d)(e)	16,900	1,004,778
		2,540,342
Software - 0.0%
Databricks, Inc. Series G (d)(e)	12,605	2,235,722
Evozyne LLC Series A (d)(e)	78,000	1,752,660
Nuvia, Inc. Series B (d)	212,200	173,414
Stripe, Inc. Series H (d)(e)	14,400	577,800
		4,739,596
TOTAL INFORMATION TECHNOLOGY		14,891,672
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	301,038	7,224,912
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (d)(e)	20,469	970,302

TOTAL CONVERTIBLE PREFERRED STOCKS		129,770,658

Nonconvertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc. Series E1 (d)(e)	2,971,163	4,991,554
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (d)(e)	6,592	566,037
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)	833	25,424
Series B (d)	14,586	445,182
Series C (d)	296	9,034
Series D (d)	52,108	1,590,399
		2,070,039
TOTAL CONSUMER DISCRETIONARY		2,636,076

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,627,630

TOTAL PREFERRED STOCKS
(Cost $115,011,333)		137,398,288
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	310,600	310,600
4% 6/12/27 (d)(e)	82,200	82,200
		392,800
Textiles, Apparel & Luxury Goods - 0.0%
AbSci Corp. 6% (e)(g)	1,881,500	1,881,500

TOTAL CONSUMER DISCRETIONARY		2,274,300

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (d)(e)(g)	1,437,000	1,437,000
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (d)(e)(g)	1,561,474	1,561,474
TOTAL CONVERTIBLE BONDS
(Cost $5,272,774)		5,272,774

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (d)(e)(g)	2,073,500	2,073,500
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (d)(e)(g)	1,541,987	1,541,987
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	321,369	321,369
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(g)	940,000	940,000

TOTAL INFORMATION TECHNOLOGY		1,261,369

TOTAL PREFERRED SECURITIES
(Cost $4,876,856)		4,876,856
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.03% (h)	25,584,513	25,589,630
Fidelity Securities Lending Cash Central Fund 0.03% (h)(i)	224,111,353	224,133,764
TOTAL MONEY MARKET FUNDS
(Cost $249,723,394)		249,723,394
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $8,700,461,234)		12,227,378,861
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(223,026,082)
NET ASSETS - 100%		$12,004,352,779

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,828,083 or 0.8% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $207,407,626 or 1.7% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adagio Theraputics, Inc. Series A	7/15/20	$446,688
Adagio Theraputics, Inc. Series B	11/4/20	$1,030,773
Adagio Theraputics, Inc. Series C	4/16/21	$7,608,991
Adimab LLC	1/19/21	$10,000,008
Aledade, Inc. Series B1	5/7/21	$999,234
Allbirds, Inc. Series D	12/23/19	$257,574
Allbirds, Inc. Series Seed	1/23/20	$257,583
Ambrx, Inc. Series A	11/6/20	$369,170
Ambrx, Inc. Series B	11/6/20	$369,169
AppHarvest, Inc.	1/29/21	$2,480,180
Arrival Group	3/24/21	$4,044,420
Beta Technologies, Inc. Series A	4/9/21	$772,632
Bird Rides, Inc.	2/12/21 - 4/20/21	$2,583,262
Bird Rides, Inc. Series D	9/30/19	$58,130
Blink Health, Inc. Series A1	12/30/20	$1,786,125
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$4,801,854
Boundless Bio, Inc. Series B	4/23/21	$1,020,905
Bowery Farming, Inc. Series C1	5/18/21	$1,636,070
Bright Peak Therapeutics AG Series B	5/14/21	$1,102,496
BTRS Holdings, Inc.	1/12/21	$786,320
ByteDance Ltd. Series E1	11/18/20	$5,373,408
Caris Life Sciences, Inc. Series D	5/11/21	$2,094,968
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$239,697
Cazoo Holdings Ltd.	9/30/20	$349,878
Cazoo Holdings Ltd. Series A	9/30/20	$11,420
Cazoo Holdings Ltd. Series B	9/30/20	$199,974
Cazoo Holdings Ltd. Series C	9/30/20	$4,058
Cazoo Holdings Ltd. Series D	9/30/20	$714,399
Century Therapeutics, Inc. Series C	2/25/21	$5,000,002
Circle Internet Financial Ltd. 0%	5/11/21	$2,073,500
Conformal Medical, Inc. Series C	7/24/20	$514,071
Databricks, Inc. Series G	2/1/21	$2,235,722
Delhivery Pvt Ltd. Series H	5/20/21	$2,372,281
Diamond Foundry, Inc. Series C	3/15/21	$7,224,912
Dragonfly Therapeutics, Inc.	12/19/19	$830,209
Element Biosciences, Inc. Series B	12/13/19	$655,374
ElevateBio LLC Series C	3/9/21	$1,038,682
Enevate Corp. Series E	1/29/21	$836,858
Enevate Corp. 0% 1/29/23	1/29/21	$321,369
Epic Games, Inc.	7/13/20 - 7/30/20	$2,875,000
EQRx, Inc. Series B	11/19/20	$2,823,524
Evozyne LLC Series A	4/9/21	$1,752,660
Fanatics, Inc. Series E	8/13/20	$1,447,346
Fanatics, Inc. Series F	3/22/21	$2,604,371
Freenome, Inc. Series C	8/14/20	$934,916
Gemini Therapeutics, Inc.	2/5/21	$963,630
GoBrands, Inc. Series G	3/2/21	$4,971,122
Inscripta, Inc. Series D	11/13/20	$1,270,263
Inscripta, Inc. Series E	3/30/21	$1,900,057
Instacart, Inc. Series H	11/13/20	$747,480
Instacart, Inc. Series I	2/26/21	$751,125
Kardium, Inc. Series D6	12/30/20	$1,104,251
Kardium, Inc. 0%	12/30/20	$1,541,987
Lordstown Motors Corp.	10/23/20	$1,306,890
National Resilience, Inc. Series B	12/1/20	$2,490,423
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$310,600
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$82,200
Nuvalent, Inc. Series B	4/30/21	$1,048,968
Nuvation Bio, Inc.	2/10/21	$3,128,400
Nuvia, Inc. Series B	3/16/21	$173,413
Omega Therapeutics, Inc. Series C	3/17/21	$950,379
On Holding AG	2/6/20	$1,166,429
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	$1,176,647
PrognomIQ, Inc. Series A5	8/20/20	$22,922
PrognomIQ, Inc. Series B	9/11/20	$450,094
Rad Power Bikes, Inc.	1/21/21	$826,883
Rad Power Bikes, Inc. Series A	1/21/21	$107,803
Rad Power Bikes, Inc. Series C	1/21/21	$424,189
Reddit, Inc. Series E	5/18/21	$191,176
Redwood Materials Series C	5/28/21	$970,302
Riskified Ltd.	12/20/19 - 4/15/20	$252,754
Riskified Ltd. Series D	11/18/20	$194,350
Riskified Ltd. Series E	10/28/19	$190,288
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$5,245,518
Rivian Automotive, Inc. Series F	1/19/21	$8,188,328
Rush Street Interactive, Inc.	12/29/20	$448,740
Scorpion Therapeutics, Inc. Series B	1/8/21	$631,103
Seer, Inc. Class A	12/8/20	$1,157,803
SiMa Ai Series B	5/10/21	$1,535,564
Skyhawk Therapeutics, Inc.	5/21/21	$2,094,864
Social Finance, Inc.	1/7/21	$1,808,330
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$1,814,040
Sonder Holdings, Inc. 0%	3/18/21	$1,561,474
Space Exploration Technologies Corp. Class A	2/16/21	$1,637,961
Space Exploration Technologies Corp. Series N	8/4/20	$5,373,000
Starry, Inc. Series D	7/30/20	$820,963
Starry, Inc. Series E1	9/4/20	$4,179,036
Starry, Inc. Series E3	3/31/21	$1,288,926
Stripe, Inc. Class B	5/18/21	$1,544,943
Stripe, Inc. Series H	3/15/21	$577,800
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$923
Sweetgreen, Inc. Series D	9/13/19	$14,740
Sweetgreen, Inc. Series I	9/13/19	$34,747
Sweetgreen, Inc. Series J	1/21/21	$2,230,285
Tenstorrent, Inc. Series C1	4/23/21	$1,004,778
Tenstorrent, Inc. 0%	4/23/21	$940,000
The Beauty Health Co.	12/8/20	$4,286,430
The Real Good Food Co. LLC 1%	5/7/21	$1,437,000
Waymo LLC Series A2	5/8/20	$566,037
Xsight Labs Ltd. Series D	2/16/21	$977,119
Yumanity Therapeutics, Inc.	12/22/20	$444,314
Zomato Pvt Ltd.	12/9/20 - 2/10/21	$3,169,182

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,284
Fidelity Securities Lending Cash Central Fund	581,585
Total	$595,869

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,494,357,854	$1,487,112,886	$--	$7,244,968
Consumer Discretionary	2,611,335,033	2,551,785,799	15,156,662	44,392,572
Consumer Staples	330,395,917	316,310,194	3,923,025	10,162,698
Energy	108,923,973	108,365,789	558,184	--
Financials	241,573,886	229,242,205	11,155,034	1,176,647
Health Care	1,919,427,510	1,852,777,978	12,437,427	54,212,105
Industrials	768,248,076	755,090,177	--	13,157,899
Information Technology	4,277,662,806	4,256,643,282	--	21,019,524
Materials	179,283,302	172,058,390	--	7,224,912
Real Estate	35,327,178	35,327,178	--	--
Utilities	970,302	--	--	970,302
Corporate Bonds	5,272,774	--	--	5,272,774
Preferred Securities	4,876,856	--	--	4,876,856
Money Market Funds	249,723,394	249,723,394	--	--
Total Investments in Securities:	$12,227,378,861	$12,014,437,272	$43,230,332	$169,711,257
Net unrealized depreciation on unfunded commitments	$(770,025)	$--	$(770,025)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$51,146,817
Net Realized Gain (Loss) on Investment Securities	94
Net Unrealized Gain (Loss) on Investment Securities	20,349,533
Cost of Purchases	104,618,143
Proceeds of Sales	(104)
Amortization/Accretion	--
Transfers into Level 3	4,210,531
Transfers out of Level 3	(10,613,757)
Ending Balance	$169,711,257
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2021	$20,349,533

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Cayman Islands	3.1%
Canada	2.2%
Bailiwick of Jersey	1.4%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $217,675,354) — See accompanying schedule: Unaffiliated issuers (cost $8,450,737,840)	$11,977,655,467
Fidelity Central Funds (cost $249,723,394)	249,723,394
Total Investment in Securities (cost $8,700,461,234)		$12,227,378,861
Foreign currency held at value (cost $226,921)		226,923
Receivable for investments sold		7,912,393
Receivable for fund shares sold		12,413,590
Net unrealized appreciation on unfunded commitments		2,441,361
Dividends receivable		3,635,204
Interest receivable		40,025
Distributions receivable from Fidelity Central Funds		58,155
Other receivables		30,388
Total assets		12,254,136,900
Liabilities
Payable for investments purchased	$7,403,386
Payable for fund shares redeemed	10,059,199
Net unrealized depreciation on unfunded commitments	3,211,386
Accrued management fee	4,314,921
Other payables and accrued expenses	664,011
Collateral on securities loaned	224,131,218
Total liabilities		249,784,121
Net Assets		$12,004,352,779
Net Assets consist of:
Paid in capital		$8,216,932,073
Total accumulated earnings (loss)		3,787,420,706
Net Assets		$12,004,352,779
Net Asset Value, offering price and redemption price per share ($12,004,352,779 ÷ 578,099,582 shares)		$20.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends		$20,720,888
Interest		32,200
Income from Fidelity Central Funds (including $581,585 from security lending)		595,869
Total income		21,348,957
Expenses
Management fee	$22,897,264
Independent trustees' fees and expenses	17,754
Total expenses before reductions	22,915,018
Expense reductions	(93,936)
Total expenses after reductions		22,821,082
Net investment income (loss)		(1,472,125)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,924)	285,565,796
Fidelity Central Funds	(262)
Foreign currency transactions	8,027
Total net realized gain (loss)		285,573,561
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $142,929)	807,035,549
Change in net unrealilzed appreciation (depreciation) on unfunded commitments	(770,025)
Assets and liabilities in foreign currencies	812
Total change in net unrealized appreciation (depreciation)		806,266,336
Net gain (loss)		1,091,839,897
Net increase (decrease) in net assets resulting from operations		$1,090,367,772

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,472,125)	$609,818
Net realized gain (loss)	285,573,561	59,564,376
Change in net unrealized appreciation (depreciation)	806,266,336	2,540,884,124
Net increase (decrease) in net assets resulting from operations	1,090,367,772	2,601,058,318
Distributions to shareholders	(77,746,793)	(1,201,125)
Share transactions
Proceeds from sales of shares	4,162,297,104	4,741,067,060
Reinvestment of distributions	77,746,793	1,201,125
Cost of shares redeemed	(1,248,400,948)	(1,195,679,272)
Net increase (decrease) in net assets resulting from share transactions	2,991,642,949	3,546,588,913
Total increase (decrease) in net assets	4,004,263,928	6,146,446,106
Net Assets
Beginning of period	8,000,088,851	1,853,642,745
End of period	$12,004,352,779	$8,000,088,851
Other Information
Shares
Sold	208,068,076	348,526,504
Issued in reinvestment of distributions	4,040,894	103,635
Redeemed	(62,555,017)	(85,772,122)
Net increase (decrease)	149,553,953	262,858,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Company K6 Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$18.67	$11.19	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	–C	.01
Net realized and unrealized gain (loss)	2.28	7.49	1.18
Total from investment operations	2.28	7.49	1.19
Distributions from net investment income	(.02)	(.01)	–
Distributions from net realized gain	(.16)	–	–
Total distributions	(.18)	(.01)	–
Net asset value, end of period	$20.77	$18.67	$11.19
Total ReturnD,E	12.28%	66.95%	11.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%H
Expenses net of fee waivers, if any	.45%H	.45%	.45%H
Expenses net of all reductions	.45%H	.45%	.45%H
Net investment income (loss)	(.03)%H	.01%	.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,004,353	$8,000,089	$1,853,643
Portfolio turnover rateI	23%H,J	18%J	16%J,K

 A For the period June 13, 2019 (commencement of operations) to November 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021

1. Organization.

Fidelity Growth Company K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$159,549,017	Market comparable	Enterprise value/Sales multiple (EV/S)	4.5 – 5.7 / 5.5	Increase
			Premium rate	7.8% - 45.9% / 39.7%	Increase
		Recovery value	Recovery value	0.1%	Increase
		Market approach	Transaction price	$0.00 - $885.00 / $97.44	Increase
			Premium rate	4.5% - 59.0% / 23.2%	Increase
Corporate Bonds	$5,272,774	Market approach	Transaction price	$100.00	Increase
Preferred Securities	$4,876,856	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,774,428,200
Gross unrealized depreciation	(267,788,500)
Net unrealized appreciation (depreciation)	$3,506,639,700
Tax cost	$8,720,739,161

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Growth Company K6 Fund	10,000,008.08

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company K6 Fund	2,022,663,498	1,125,490,621

Unaffiliated Redemptions In-Kind. During the period, 5,341,171 shares of the Fund were redeemed in-kind for investments and cash with a value of $108,973,891. The net realized gain of $62,366,537 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $2,145,604,841 in exchange for 106,584,664 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $2,022,673,601 in exchange for 157,433,950 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Company K6 Fund	$25,357

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)
Fidelity Growth Company K6 Fund	514,582,748	39,530,135

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Company K6 Fund	$62,879	$23,859	$812,135

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $93,684 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $252.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Growth Company K6 Fund	.45%
Actual		$1,000.00	$1,122.80	$2.38
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Company K6

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and was considered by the Board.

Fidelity Growth Company K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GCF-K6-SANN-0721
1.9893923.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2021